UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)   (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2019

Item 1. Schedule of Investments.

The Lazard Funds, Inc. Portfolios of Investments
March 31, 2019 (unaudited)

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 95.1%
Brazil | 6.1%
CVC Brasil Operadora e Agencia de Viagens SA	133,400	$1,865,389
Duratex SA	868,500	2,433,357
Notre Dame Intermedica Participacoes SA	672,100	5,630,373
Pagseguro Digital, Ltd., Class A (*)	70,200	2,095,470
Petrobras Distribuidora SA	297,800	1,760,780
Petroleo Brasileiro SA	385,078	2,759,725
		16,545,094
Canada | 2.0%
First Quantum Minerals, Ltd.	478,055	5,419,638
China | 31.3%
Agricultural Bank of China, Ltd., Class H	3,990,500	1,840,057
Alibaba Group Holding, Ltd. Sponsored ADR (*)	48,710	8,887,139
Anhui Conch Cement Co., Ltd., Class H	367,500	2,244,587
Autohome, Inc. ADR (*)	42,600	4,478,112
Baidu, Inc. Sponsored ADR (*)	42,217	6,959,472
Beijing Enterprises Water Group, Ltd.	9,546,000	5,897,171
China Merchants Bank Co., Ltd., Class H	448,711	2,180,372
China State Construction International Holdings, Ltd.	4,432,160	4,149,289
Han’s Laser Technology Industry Group Co., Ltd., Class A	408,300	2,579,257
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	618,800	3,250,089
Li Ning Co., Ltd. (*)	1,544,000	2,423,002
NetEase, Inc. ADR	14,000	3,380,300
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	52,500	4,729,725
Ping An Insurance (Group) Co. of China, Ltd., Class H	590,000	6,605,891
Tencent Holdings, Ltd.	312,500	14,369,242
Weibo Corp. Sponsored ADR (*)	35,900	2,225,441
Wuliangye Yibin Co., Ltd. Class A	159,500	2,258,578
Zhuzhou CRRC Times Electric Co., Ltd., Class H	576,892	3,414,971
ZTO Express Cayman, Inc. ADR	174,185	3,184,102
		85,056,797
Colombia | 2.7%
Bancolombia SA Sponsored ADR	142,947	7,298,874
Hong Kong | 3.9%
China Gas Holdings, Ltd.	1,497,400	5,263,982
Techtronic Industries Co., Ltd.	798,000	5,379,733
		10,643,715
Description	Shares	Fair Value
India | 9.2%
HDFC Bank, Ltd. ADR	60,585	$7,022,407
ICICI Bank, Ltd. Sponsored ADR	700,601	8,028,888
Reliance Industries, Ltd.	273,533	5,372,304
Shriram Transport Finance Co., Ltd.	245,932	4,522,591
		24,946,190
Indonesia | 2.6%
PT Bank Rakyat Indonesia (Persero) Tbk	24,159,100	7,000,295
Mexico | 1.5%
Grupo Financiero Banorte SAB de CV, Class O	757,157	4,116,915
Peru | 2.6%
Credicorp, Ltd.	29,055	6,971,747
Philippines | 1.4%
BDO Unibank, Inc.	1,511,345	3,854,330
Portugal | 2.4%
Galp Energia SGPS SA	416,810	6,673,271
Russia | 6.2%
Mail.Ru Group, Ltd. GDR (*)	134,659	3,328,262
Novatek OAO Sponsored GDR	21,453	3,678,607
Sberbank of Russia PJSC	1,056,591	3,452,942
Yandex NV Class A (*)	189,735	6,515,500
		16,975,311
South Africa | 3.8%
Capitec Bank Holdings, Ltd.	60,673	5,678,512
Petra Diamonds, Ltd. (*)	1,862,941	467,414
Standard Bank Group, Ltd.	315,841	4,058,278
		10,204,204
South Korea | 7.5%
Doosan Bobcat, Inc.	73,123	1,992,509
NCSoft Corp.	6,567	2,874,178
Netmarble Corp. (*)	18,375	2,023,057
Partron Co., Ltd.	211,009	2,479,062
S-Oil Corp.	21,246	1,676,878
Samsung Biologics Co., Ltd. (*)	4,131	1,168,916
Samsung Electronics Co., Ltd.	208,248	8,189,263
		20,403,863
Taiwan | 9.3%
Airtac International Group	161,000	2,079,297
ASE Technology Holding Co., Ltd.	1,188,289	2,598,179
Bizlink Holding, Inc.	540,000	3,724,705
Catcher Technology Co., Ltd.	215,670	1,668,866
Hiwin Technologies Corp.	114,185	961,164
Largan Precision Co., Ltd.	21,860	3,279,413
MediaTek, Inc.	391,000	3,578,138

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
Silicon Motion Technology Corp. ADR	103,910	$4,118,992
Taiwan Semiconductor Manufacturing Co., Ltd.	392,000	3,135,975
		25,144,729
United Arab Emirates | 0.8%
NMC Health PLC	72,630	2,163,379
United Kingdom | 1.8%
KAZ Minerals PLC	569,890	4,873,461
Total Common Stocks (Cost $231,299,592)		258,291,813
Preferred Stocks | 2.1%
Brazil | 2.1%
Banco Bradesco SA ADR (Cost $5,221,830)	516,886	5,639,226
Short-Term Investments | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $4,116,526)	4,116,526	4,116,526
Total Investments | 98.7% (Cost $240,637,948)		$268,047,565
Cash and Other Assets in Excess of Liabilities | 1.3%		3,432,328
Net Assets | 100.0%		$271,479,893

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 98.4%
Argentina | 0.6%
Grupo Supervielle SA Sponsored ADR	82,200	$499,776
Loma Negra Cia Industrial Argentina SA Sponsored ADR (*)	94,200	1,031,490
		1,531,266
Brazil | 7.8%
Azul SA ADR (*)	92,000	2,687,320
Banco do Brasil SA	482,500	6,003,908
Braskem SA A Shares	245,342	3,189,474
CCR SA	477,600	1,432,062
Rumo SA (*)	537,400	2,628,426
Telefonica Brasil SA ADR	218,200	2,633,674
		18,574,864
Canada | 1.0%
Parex Resources, Inc. (*)	156,200	2,445,246
China | 27.1%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	64,400	11,749,780
Baidu, Inc. Sponsored ADR (*)	20,280	3,343,158
China National Building Material Co., Ltd., Class H	4,172,000	3,289,398
Industrial & Commercial Bank of China, Ltd., Class H	13,263,633	9,714,431
NetEase, Inc. ADR	10,992	2,654,018
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	40,286	3,629,366
PICC Property & Casualty Co., Ltd., Class H	2,377,770	2,701,553
Ping An Insurance (Group) Co. of China, Ltd., Class H	627,000	7,020,159
Shenzhou International Group Holdings, Ltd.	244,991	3,282,818
Sinopharm Group Co., Ltd., Class H	347,200	1,446,182
Tencent Holdings, Ltd.	323,100	14,856,647
Wuxi Biologics Cayman, Inc. (*)	104,500	1,016,172
		64,703,682
Colombia | 1.2%
Bancolombia SA Sponsored ADR	55,300	2,823,618
Hong Kong | 1.4%
Techtronic Industries Co., Ltd.	487,000	3,283,120
Hungary | 1.0%
MOL Hungarian Oil & Gas PLC	210,855	2,414,054
India | 10.7%
HDFC Bank, Ltd. ADR	73,569	8,527,383
Hindalco Industries, Ltd.	1,085,208	3,214,100
Hindustan Zinc, Ltd.	611,263	2,443,833
Infosys, Ltd. Sponsored ADR	284,515	3,109,749
Description	Shares	Fair Value
Maruti Suzuki India, Ltd.	26,552	$2,560,141
Motherson Sumi Systems, Ltd.	757,859	1,642,340
UPL, Ltd.	287,474	3,984,134
		25,481,680
Indonesia | 2.2%
PT Bank Mandiri (Persero) Tbk (*)	6,070,500	3,179,473
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	74,960	2,058,402
		5,237,875
Luxembourg | 2.0%
Tenaris SA ADR	52,800	1,491,600
Ternium SA Sponsored ADR	119,000	3,239,180
		4,730,780
Mexico | 3.0%
Arca Continental SAB de CV	301,045	1,677,052
Gruma SAB de CV, Class B	190,003	1,940,139
Grupo Aeroportuario del Pacifico SAB de CV ADR	16,200	1,441,314
Grupo Financiero Banorte SAB de CV, Class O	386,300	2,100,442
		7,158,947
Peru | 1.2%
Credicorp, Ltd.	12,150	2,915,392
Philippines | 1.8%
BDO Unibank, Inc.	1,190,841	3,036,960
GT Capital Holdings, Inc.	69,141	1,227,098
		4,264,058
Portugal | 1.0%
Galp Energia SGPS SA	147,234	2,357,267
Russia | 7.3%
LUKOIL PJSC Sponsored ADR	104,876	9,401,475
Sberbank of Russia PJSC Sponsored ADR (London)	352,063	4,671,054
Sberbank of Russia PJSC Sponsored ADR	53,682	707,529
Severstal PJSC GDR	173,367	2,705,231
		17,485,289
South Africa | 5.3%
Barloworld, Ltd.	152,333	1,342,214
FirstRand, Ltd.	610,909	2,667,742
Mondi PLC	142,737	3,169,271
Naspers, Ltd., N Shares	13,660	3,160,682
The Bidvest Group, Ltd.	161,898	2,174,233
		12,514,142
South Korea | 10.8%
Coway Co., Ltd.	23,467	1,951,795

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
DB Insurance Co., Ltd.	38,172	$2,310,199
NCSoft Corp.	6,478	2,835,225
S-Oil Corp.	20,320	1,603,792
Samsung Electro-Mechanics Co., Ltd.	13,812	1,270,984
Samsung Electronics Co., Ltd.	307,941	12,109,648
SK Hynix, Inc.	56,730	3,706,908
		25,788,551
Taiwan | 9.6%
Far EasTone Telecommunications Co., Ltd.	919,000	2,214,117
Formosa Plastics Corp.	1,144,000	4,070,047
Largan Precision Co., Ltd.	17,000	2,550,321
Silicon Motion Technology Corp. ADR	46,010	1,823,836
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	295,778	12,115,067
		22,773,388
Thailand | 1.4%
Bangkok Bank Public Co. Ltd.	241,400	1,645,597
Kasikornbank Public Co. Ltd.	285,200	1,692,118
		3,337,715
United Arab Emirates | 0.4%
Emaar Properties PJSC	765,020	977,617
United Kingdom | 1.6%
Unilever NV NY Shares	66,600	3,882,114
Total Common Stocks (Cost $221,707,395)		234,680,665
Preferred Stocks | 0.8%
Brazil | 0.8%
Itau Unibanco Holding SA Sponsored ADR (Cost $1,810,965)	213,843	1,883,957
Short-Term Investments | 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $2,533,415)	2,533,415	2,533,415
Total Investments | 100.3% (Cost $226,051,775)		$239,098,037
Liabilities in Excess of Cash and Other Assets | (0.3)%		(738,442)
Net Assets | 100.0%		$238,359,595

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 92.9%
Brazil | 4.7%
B3 SA - Brasil Bolsa Balcao	4,000	$32,815
Banco Santander Brasil SA	3,700	41,552
Braskem SA A Shares	2,100	27,300
CCR SA	5,200	15,592
Cia de Saneamento de Minas Gerais-COPASA	1,100	17,157
EcoRodovias Infraestrutura e Logistica SA	7,300	17,880
Estacio Participacoes SA	3,400	23,099
Guararapes Confeccoes SA	400	14,711
IRB Brasil Resseguros S/A	1,600	37,289
Lojas Renner SA	3,300	36,916
Petroleo Brasileiro SA	11,393	81,650
Suzano Papel e Celulose SA	1,300	15,456
Vale SA	7,509	97,675
		459,092
Chile | 0.6%
Cia Cervecerias Unidas SA Sponsored ADR	1,932	56,917
China | 31.3%
Accelink Technologies Co., Ltd., Class A	3,400	15,990
Agricultural Bank of China, Ltd., Class H	28,000	12,911
Air China, Ltd., Class H	22,000	27,068
Alibaba Group Holding, Ltd. Sponsored ADR (*)	1,850	337,532
Anhui Conch Cement Co., Ltd., Class H	9,500	58,023
ANTA Sports Products, Ltd.	4,000	27,208
Autohome, Inc. ADR (*)	339	35,636
Baidu, Inc. Sponsored ADR (*)	288	47,477
Bank of China, Ltd., Class H	88,000	39,905
Beijing Enterprises Holdings, Ltd.	5,500	31,210
China CITIC Bank Corp., Ltd., Class H	103,000	65,601
China Construction Bank Corp., Class H	179,000	153,447
China Mengniu Dairy Co., Ltd.	4,000	14,877
China Merchants Bank Co., Ltd., Class H	19,500	94,754
China Mobile, Ltd.	5,500	56,242
China Petroleum & Chemical Corp., Class H	42,000	33,123
China Resources Cement Holdings, Ltd.	12,000	12,381
China Resources Gas Group, Ltd.	4,000	18,852
China SCE Group Holdings, Ltd.	37,000	19,276
China Telecom Corp., Ltd., Class H	168,000	93,304
China Unicom Hong Kong, Ltd.	78,000	99,550
China Vanke Co., Ltd., Class H	4,700	19,755
Chongqing Department Store Co., Ltd., Class A	8,737	48,371
CNOOC, Ltd.	52,000	97,161
Description	Shares	Fair Value
COFCO Tunhe Sugar Co., Ltd., Class A	10,299	$13,800
Country Garden Holdings Co., Ltd.	34,000	53,091
CSPC Pharmaceutical Group, Ltd.	34,000	63,223
Fangda Special Steel Technology Co., Ltd., Class A	9,000	19,285
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,000	38,787
Great Wall Motor Co., Ltd. Class H	24,500	18,380
Guangzhou Automobile Group Co., Ltd., Class H	15,200	17,947
Henan Shuanghui Investment & Development Co., Ltd., Class A	4,100	15,786
Industrial & Commercial Bank of China, Ltd., Class H	185,000	135,496
Industrial Bank Co., Ltd., Class A	53,500	145,191
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,800	17,581
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	600	11,668
Li Ning Co., Ltd. (*)	10,000	15,693
Longfor Group Holdings, Ltd.	6,500	22,891
Lonking Holdings, Ltd.	69,000	22,322
Momo, Inc. Sponsored ADR (*)	747	28,565
NARI Technology Co., Ltd., Class A	4,300	13,526
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	206	18,559
PetroChina Co., Ltd., Class H	94,000	60,945
PICC Property & Casualty Co., Ltd., Class H	12,000	13,634
Ping An Bank Co., Ltd., Class A	11,000	21,014
Ping An Insurance (Group) Co. of China, Ltd., Class H	13,000	145,554
Postal Savings Bank of China Co., Ltd., Class H	21,000	12,011
Shanying International Holding Co., Ltd., Class A	51,500	30,373
Shennan Circuits Co., Ltd., Class A	1,100	20,483
Shenzhou International Group Holdings, Ltd.	2,100	28,139
Sinotruk Hong Kong, Ltd.	12,000	25,571
Sunac China Holdings, Ltd.	5,000	24,899
Sunny Optical Technology Group Co., Ltd.	1,700	20,298
Tencent Holdings, Ltd.	8,200	377,049
Tianneng Power International, Ltd.	22,000	19,811
Topchoice Medical Investment Corp., Class A	1,900	19,965
YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	3,400	14,725
YY, Inc. ADR (*)	219	18,398
Zhejiang Weixing New Building Materials Co., Ltd., Class A	6,371	19,126
Zhongsheng Group Holdings, Ltd.	7,500	18,609

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Zijin Mining Group Co., Ltd., Class H	42,000	$17,387
		3,039,436
Colombia | 0.2%
Ecopetrol SA Sponsored ADR	773	16,573
Egypt | 0.3%
Commercial International Bank Egypt SAE ADR	8,401	32,932
Greece | 0.2%
JUMBO SA	966	16,139
Hong Kong | 0.9%
Lee & Man Paper Manufacturing, Ltd.	19,000	16,192
Shimao Property Holdings, Ltd.	12,000	37,601
Sino Biopharmaceutical, Ltd.	37,500	34,197
		87,990
Hungary | 1.2%
Magyar Telekom Telecommunications PLC	9,928	16,018
MOL Hungarian Oil & Gas PLC	6,239	71,430
Richter Gedeon Nyrt.	1,508	28,443
		115,891
India | 6.7%
Dr Reddy’s Laboratories, Ltd. ADR	1,089	44,105
GAIL India, Ltd. GDR	2,811	86,043
HDFC Bank, Ltd. ADR	963	111,621
ICICI Bank, Ltd. Sponsored ADR	2,816	32,271
Infosys, Ltd. Sponsored ADR	14,533	158,846
Reliance Industries, Ltd. Sponsored GDR (#)	2,010	80,646
State Bank of India GDR (*)	483	22,340
Vedanta, Ltd. ADR	763	8,057
Wipro, Ltd. ADR	10,230	40,715
WNS Holdings, Ltd. ADR (*)	1,166	62,113
		646,757
Indonesia | 2.6%
PT Bank Central Asia Tbk	42,300	82,497
PT Bank Mandiri (Persero) Tbk (*)	43,000	22,522
PT Bank Rakyat Indonesia (Persero) Tbk	229,600	66,528
PT Gudang Garam Tbk	5,400	31,612
PT Unilever Indonesia Tbk	15,500	53,648
		256,807
Malaysia | 2.0%
AirAsia Group Berhad	26,000	16,958
Astro Malaysia Holdings Berhad	59,700	22,453
Bermaz Auto Berhad	32,200	17,831
Genting Malaysia Berhad	19,300	15,138
Hong Leong Bank Berhad	6,000	29,858
Description	Shares	Fair Value
Nestle Malaysia Berhad	500	$17,967
Petronas Chemicals Group Berhad	27,100	60,747
Public Bank Berhad	1,700	9,649
		190,601
Mexico | 2.8%
Alfa SAB de CV, Class A	24,300	25,827
America Movil SAB de CV, Class L Sponsored ADR	2,650	37,842
Grupo Aeroportuario del Centro Norte SAB de CV	6,000	33,904
Grupo Financiero Banorte SAB de CV, Class O	8,400	45,674
Grupo Mexico SAB de CV, Series B	6,000	16,494
Mexichem SAB de CV	13,500	32,279
Wal-Mart de Mexico SAB de CV	28,800	77,036
		269,056
Peru | 0.2%
Credicorp, Ltd.	77	18,476
Philippines | 1.3%
Ayala Land, Inc.	37,400	31,992
Cebu Air, Inc.	15,420	24,357
DMCI Holdings, Inc.	118,000	26,973
International Container Terminal Services, Inc.	7,340	18,298
JG Summit Holdings, Inc.	18,370	22,229
		123,849
Poland | 0.9%
Enea SA (*)	8,276	18,866
Grupa Lotos SA	666	14,469
LPP SA	9	19,531
PGE Polska Grupa Energetyczna SA (*)	4,497	11,648
Polskie Gornictwo Naftowe i Gazownictwo SA	7,690	12,531
Tauron Polska Energia SA (*)	25,536	13,472
		90,517
Russia | 4.1%
Gazprom PJSC Sponsored ADR	9,877	44,607
LUKOIL PJSC Sponsored ADR	934	83,727
MMC Norilsk Nickel PJSC ADR	1,270	26,835
Novolipetsk Steel PJSC GDR	1,649	42,344
Sberbank of Russia PJSC Sponsored ADR	6,891	91,427
Severstal PJSC GDR	2,481	38,714
Tatneft PJSC Sponsored ADR	795	55,081
VTB Bank PJSC GDR	16,534	18,881
		401,616

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Singapore | 0.3%
BOC Aviation, Ltd.	3,900	$31,819
South Africa | 3.8%
Anglo American Platinum, Ltd.	1,039	53,006
AVI, Ltd.	6,769	42,351
Capitec Bank Holdings, Ltd.	226	21,152
Exxaro Resources, Ltd.	3,504	39,898
FirstRand, Ltd.	10,594	46,262
Imperial Logistics, Ltd.	1,578	6,554
Motus Holdings, Ltd.	1,649	9,364
Mr. Price Group, Ltd.	1,890	24,834
MultiChoice Group, Ltd. (*)	548	4,584
Naspers, Ltd., N Shares	530	122,633
		370,638
South Korea | 14.0%
AfreecaTV Co., Ltd.	384	18,550
Celltrion, Inc. (*)	69	11,038
CJ Corp.	125	13,713
Daelim Industrial Co., Ltd.	432	36,726
DB Insurance Co., Ltd.	223	13,496
GS Engineering & Construction Corp. N Ap	612	23,027
Hana Financial Group, Inc.	466	14,942
Hyundai Department Store Co., Ltd.	174	15,492
Hyundai Marine & Fire Insurance Co., Ltd.	941	31,417
Hyundai Mobis Co., Ltd.	94	17,292
Industrial Bank of Korea	1,585	19,617
Jin Air Co., Ltd.	1,125	22,910
KB Financial Group, Inc. ADR	2,046	75,825
KCC Corp.	45	12,632
KEPCO Plant Service & Engineering Co., Ltd.	435	13,342
Kia Motors Corp.	640	19,939
Korea Electric Power Corp. Sponsored ADR (*)	5,264	68,485
Korean Air Lines Co., Ltd.	1,095	30,746
KT&G Corp.	249	22,704
LG Chem, Ltd.	71	22,932
LG Corp.	207	14,138
LG Electronics, Inc.	341	22,557
LG Household & Health Care, Ltd.	43	53,801
LG Uplus Corp.	3,011	40,987
Lotte Chemical Corp.	73	18,678
Meritz Fire & Marine Insurance Co., Ltd.	1,342	28,745
NCSoft Corp.	82	35,889
POSCO	133	29,744
Samsung Electro-Mechanics Co., Ltd.	258	23,741
Samsung Electronics Co., Ltd. GDR	470	461,424
Description	Shares	Fair Value
Samsung SDS Co., Ltd.	150	$31,050
SK Holdings Co., Ltd.	62	14,784
SK Hynix, Inc.	1,224	79,980
		1,360,343
Taiwan | 11.5%
Advantech Co., Ltd.	7,000	58,109
Asia Cement Corp.	13,000	16,935
Delta Electronics, Inc.	8,000	41,349
Elan Microelectronics Corp.	6,000	17,285
Feng TAY Enterprise Co., Ltd.	6,000	42,436
Formosa Chemicals & Fibre Corp.	5,000	18,197
Makalot Industrial Co., Ltd.	4,000	28,029
Novatek Microelectronics Corp., Ltd. N Ap	4,000	25,650
President Chain Store Corp.	4,000	39,428
Rexon Industrial Corp., Ltd.	7,000	18,900
St Shine Optical Co., Ltd.	2,000	38,897
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	11,880	486,605
Taiwan Styrene Monomer	21,000	16,589
Uni-President Enterprises Corp.	32,000	77,882
Walsin Technology Corp.	5,000	32,346
Yageo Corp.	1,718	17,958
Yuanta Financial Holding Co., Ltd.	243,000	138,290
		1,114,885
Thailand | 1.8%
Advanced Info Service Public Co. Ltd. (‡)	4,700	27,251
Bumrungrad Hospital Public Co. Ltd. (‡)	3,400	19,231
Central Pattana Public Co. Ltd. NVDR	8,200	18,960
CP ALL Public Co. Ltd. (‡)	14,400	33,918
Home Product Center Public Co. Ltd. (‡)	30,900	14,897
Krungthai Card Public Co. Ltd. NVDR	20,400	22,660
PTT Exploration & Production Public Co. Ltd. (‡)	4,100	16,214
Tisco Financial Group Public Co. Ltd. NVDR	8,800	24,475
		177,606
Turkey | 0.9%
BIM Birlesik Magazalar AS	1,303	17,812
Haci Omer Sabanci Holding AS	9,844	13,850
Tekfen Holding AS	3,410	13,791
Turk Telekomunikasyon AS (*)	22,575	17,623
Turkiye Garanti Bankasi AS ADR	15,748	23,622
		86,698
United States | 0.6%
Yum China Holdings, Inc.	1,233	55,374
Total Common Stocks (Cost $8,411,867)		9,020,012

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
Preferred Stocks | 0.7%
Brazil | 0.7%
Banco Bradesco SA ADR (Cost $65,577)	6,021	$65,689
Short-Term Investments | 3.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $288,268)	288,268	288,268
Total Investments | 96.6% (Cost $8,765,712)		$9,373,969
Cash and Other Assets in Excess of Liabilities | 3.4%		328,268
Net Assets | 100.0%		$9,702,237

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio
Common Stocks | 96.2%
Argentina | 1.1%
Transportadora de Gas del Sur SA, Class B, ADR	73,575	$968,247
YPF SA Sponsored ADR	196,400	2,751,564
		3,719,811
Brazil | 6.6%
Ambev SA ADR	467,575	2,010,572
Banco ABC Brasil SA	185,200	901,084
Banco do Brasil SA	403,257	5,017,861
CCR SA	729,200	2,186,473
Cia de Saneamento do Parana	62,900	1,204,070
Cielo SA Sponsored ADR	721,181	1,720,017
Duratex SA	738,800	2,069,965
Estacio Participacoes SA	164,800	1,119,614
Iochpe Maxion SA	226,945	1,243,304
JSL SA	326,000	825,959
Pagseguro Digital, Ltd., Class A (*)	66,100	1,973,085
Petrobras Distribuidora SA	275,900	1,631,294
		21,903,298
Canada | 1.3%
First Quantum Minerals, Ltd.	392,115	4,445,349
Chile | 0.2%
Geopark, Ltd. (*)	37,019	640,058
China | 28.5%
A-Living Services Co., Ltd., Class H (*)	871,000	1,490,279
Alibaba Group Holding, Ltd. Sponsored ADR (*)	40,500	7,389,225
Anhui Conch Cement Co., Ltd., Class H	436,500	2,666,020
Autohome, Inc. ADR (*)	39,300	4,131,216
Baidu, Inc. Sponsored ADR (*)	48,804	8,045,339
Beijing Enterprises Water Group, Ltd.	4,872,000	3,009,744
China Construction Bank Corp., Class H	8,167,281	7,001,350
China Meidong Auto Holdings, Ltd.	1,308,000	634,785
China Mobile, Ltd. Sponsored ADR	86,216	4,396,154
China Shenhua Energy Co., Ltd., Class H	1,471,500	3,362,141
China State Construction International Holdings, Ltd.	4,082,249	3,821,710
CNOOC, Ltd.	1,992,800	3,723,494
Consun Pharmaceutical Group, Ltd.	1,891,000	1,387,394
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	695,400	3,652,411
Huami Corp. ADR (*)	34,345	449,576
JNBY Design, Ltd.	1,085,500	2,184,939
NetEase, Inc. ADR	42,550	10,273,698
Description	Shares	Fair Value
Ping An Insurance (Group) Co. of China, Ltd., Class H	638,500	$7,148,918
Precision Tsugami China Corp., Ltd.	766,000	888,896
RISE Education Cayman, Ltd. ADR (*)	66,350	645,586
Sinotrans, Ltd., Class H	3,175,000	1,362,895
Tencent Holdings, Ltd.	127,500	5,862,651
Tianyun International Holdings, Ltd.	5,494,000	924,998
West China Cement, Ltd.	8,556,000	1,135,557
Wuliangye Yibin Co., Ltd. Class A	147,800	2,092,901
Yestar Healthcare Holdings Co., Ltd.	2,745,000	643,599
Zhuzhou CRRC Times Electric Co., Ltd., Class H	323,300	1,913,807
ZTO Express Cayman, Inc. ADR	199,330	3,643,752
		93,883,035
Colombia | 1.8%
Bancolombia SA Sponsored ADR	116,092	5,927,657
Egypt | 1.1%
Commercial International Bank Egypt SAE GDR	653,177	2,537,514
Credit Agricole Egypt SAE	240,239	637,680
Dice Sport & Casual Wear (*)	2,643,444	495,741
		3,670,935
Estonia | 0.1%
Tallinna Sadam AS (*)	125,200	299,837
Georgia | 0.7%
Bank of Georgia Group PLC	67,581	1,456,310
TBC Bank Group PLC	33,962	683,724
		2,140,034
Greece | 0.8%
JUMBO SA	59,281	990,393
OPAP SA	154,619	1,596,164
		2,586,557
Hong Kong | 3.7%
China Gas Holdings, Ltd.	1,010,400	3,551,975
China Water Affairs Group, Ltd.	1,364,000	1,427,549
Kingboard Laminates Holdings, Ltd.	1,077,500	1,136,075
NewOcean Energy Holdings, Ltd. (*)	1,724,000	491,935
Techtronic Industries Co., Ltd.	739,000	4,981,983
TK Group Holdings, Ltd.	796,000	500,049
		12,089,566
Hungary | 1.0%
OTP Bank Nyrt.	78,381	3,450,823
India | 12.4%
Axis Bank, Ltd. (*)	867,895	9,721,297
Bajaj Auto, Ltd.	69,300	2,913,543
Escorts, Ltd.	126,393	1,453,953

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio (continued)
Graphite India, Ltd.	129,857	$835,632
HCL Technologies, Ltd.	105,282	1,653,035
ICICI Bank, Ltd. Sponsored ADR	642,038	7,357,755
Infosys, Ltd. Sponsored ADR	152,200	1,663,546
Jubilant Life Sciences, Ltd.	143,917	1,379,465
Kiri Industries, Ltd. (*)	101,928	729,724
Mahanagar Gas, Ltd.	99,245	1,510,379
Petronet LNG, Ltd.	306,580	1,113,665
Reliance Industries, Ltd.	221,703	4,354,341
Tata Consultancy Services, Ltd.	130,640	3,775,720
The South Indian Bank, Ltd.	1,318,722	313,259
Uflex, Ltd.	164,271	541,028
UPL, Ltd.	112,962	1,565,553
		40,881,895
Indonesia | 4.3%
PT Bank Mandiri (Persero) Tbk	7,917,700	4,146,959
PT Bank Pembangunan Daerah Jawa Timur Tbk	7,531,400	344,277
PT Bank Rakyat Indonesia (Persero) Tbk	20,114,890	5,828,452
PT Bekasi Fajar Industrial Estate Tbk	40,140,000	676,166
PT Erajaya Swasembada Tbk	3,358,700	419,153
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	106,030	2,911,584
		14,326,591
Kenya | 0.2%
KCB Group, Ltd.	1,537,700	671,943
Kuwait | 0.3%
Human Soft Holding Co. KSC	77,918	825,700
Mexico | 2.3%
Alpek SAB de CV	1,233,000	1,647,790
America Movil SAB de CV, Class L Sponsored ADR	123,243	1,759,910
Credito Real SAB de CV	354,900	399,875
Grupo Mexico SAB de CV, Series B	586,601	1,612,603
Kimberly-Clark de Mexico SAB de CV, Series A	1,289,500	2,188,335
		7,608,513
Morocco | 0.1%
Residences Dar Saada	21,421	181,788
Oman | 0.2%
Ooredoo	556,898	729,441
Pakistan | 0.2%
Bank Alfalah, Ltd.	1,507,000	503,595
Description	Shares	Fair Value
Philippines | 0.7%
Bloomberry Resorts Corp.	4,698,700	$1,074,024
PLDT, Inc. Sponsored ADR	56,202	1,217,897
		2,291,921
Russia | 6.6%
Gazprom PJSC Sponsored ADR	456,184	2,060,252
LUKOIL PJSC Sponsored ADR	48,873	4,369,735
Mobile TeleSystems PJSC Sponsored ADR	312,100	2,359,476
Sberbank of Russia PJSC	782,981	2,558,784
Sberbank of Russia PJSC Sponsored ADR	488,547	6,439,050
Yandex NV Class A (*)	114,200	3,921,628
		21,708,925
Singapore | 0.4%
BOC Aviation, Ltd.	150,900	1,231,150
South Africa | 1.1%
Petra Diamonds, Ltd. (*)	1,840,568	461,801
Standard Bank Group, Ltd.	242,680	3,118,224
		3,580,025
South Korea | 11.0%
ELP Corp.	27,880	388,561
Eugene Technology Co., Ltd.	108,147	1,150,492
Hanwha Life Insurance Co., Ltd.	131,834	464,788
HS Industries Co., Ltd.	228,345	1,782,739
Hyundai Mobis Co., Ltd.	16,582	3,050,354
Innocean Worldwide, Inc.	22,889	1,408,955
KT&G Corp.	21,007	1,915,436
Nasmedia Co., Ltd.	30,957	891,803
NCSoft Corp.	5,839	2,555,554
Nice Information & Telecommunication, Inc.	35,109	666,459
Samjin Pharmaceutical Co., Ltd.	16,494	555,061
Samsung Electronics Co., Ltd.	299,998	11,797,292
Shinhan Financial Group Co., Ltd.	90,642	3,357,752
SK Hynix, Inc.	97,608	6,378,000
		36,363,246
Taiwan | 8.1%
Bizlink Holding, Inc.	162,000	1,117,411
Chailease Holding Co., Ltd.	352,300	1,438,663
Gourmet Master Co., Ltd.	150,782	1,004,617
Hon Hai Precision Industry Co., Ltd.	732,136	1,753,197
Largan Precision Co., Ltd.	26,614	3,992,603
MediaTek, Inc.	290,000	2,653,862
Powertech Technology, Inc.	400,000	946,296
Primax Electronics, Ltd.	528,000	1,042,880
Silicon Motion Technology Corp. ADR	81,451	3,228,718

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio (Concluded)
TaiDoc Technology Corp.	66,000	$359,634
Taiwan Semiconductor Manufacturing Co., Ltd.	935,720	7,485,700
Tripod Technology Corp.	504,000	1,628,771
		26,652,352
Thailand | 0.4%
Tisco Financial Group Public Co. Ltd. (‡)	479,100	1,332,301
Turkey | 0.8%
KOC Holding AS ADR	188,467	2,712,040
Ukraine | 0.2%
Kernel Holding SA	52,958	678,794
Total Common Stocks (Cost $302,992,066)		317,037,180
Preferred Stocks | 1.4%
Brazil | 1.4%
Banco Bradesco SA ADR (Cost $3,562,125)	425,590	4,643,187
Warrants | 0.0%
Brazil | 0.0%
Iochpe Maxion SA Expires 06/03/2019 (*) (Cost $0)	15,354	28,784
Short-Term Investments | 2.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $8,077,070)	8,077,070	8,077,070
Total Investments | 100.0% (Cost $314,631,261)		$329,786,221
Cash and Other Assets in Excess of Liabilities | 0.0%		41,262
Net Assets | 100.0%		$329,827,483

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 96.7%
Argentina | 1.5%
YPF SA Sponsored ADR	10,131,294	$141,939,429
Brazil | 8.2%
Ambev SA ADR	23,448,740	100,829,582
Banco do Brasil SA	25,159,734	313,070,923
BB Seguridade Participacoes SA	20,040,400	135,740,459
CCR SA	35,060,434	105,127,127
Cielo SA	38,601,719	93,562,597
		748,330,688
China | 19.7%
AAC Technologies Holdings, Inc.	11,348,500	67,137,237
Anhui Conch Cement Co., Ltd., Class H	20,496,951	125,189,646
Baidu, Inc. Sponsored ADR (*)	620,839	102,345,309
China Construction Bank Corp., Class H	477,113,220	409,002,291
China Merchants Bank Co., Ltd., Class H	8,393,500	40,785,603
China Mobile, Ltd. Sponsored ADR	4,791,600	244,323,684
China Shenhua Energy Co., Ltd., Class H	33,422,110	76,364,137
CNOOC, Ltd.	56,943,000	106,396,490
ENN Energy Holdings, Ltd.	9,338,300	90,428,689
Hengan International Group Co., Ltd.	12,298,500	107,785,472
NetEase, Inc. ADR	1,037,664	250,543,973
Weichai Power Co., Ltd., Class H (^)	114,078,288	182,551,405
		1,802,853,936
Egypt | 1.0%
Commercial International Bank Egypt SAE GDR	24,204,328	94,030,886
Hong Kong | 1.1%
ASM Pacific Technology, Ltd.	9,191,200	102,682,526
Hungary | 1.9%
OTP Bank Nyrt.	3,875,270	170,613,656
India | 9.9%
Axis Bank, Ltd. (*)	19,738,440	221,090,376
Bajaj Auto, Ltd.	2,049,561	86,168,589
Bharat Petroleum Corp., Ltd.	8,575,379	49,214,821
Coal India, Ltd.	14,797,215	50,628,532
HCL Technologies, Ltd.	5,358,353	84,131,607
Hero MotoCorp, Ltd.	2,898,890	106,921,262
Infosys, Ltd. Sponsored ADR	7,570,452	82,745,040
Oil and Natural Gas Corp., Ltd.	24,885,795	57,401,023
Tata Consultancy Services, Ltd.	5,630,874	162,741,925
UPL, Ltd.	584,125	8,095,452
		909,138,627
Indonesia | 5.8%
PT Astra International Tbk	218,706,000	112,687,696
Description	Shares	Fair Value
PT Bank Mandiri (Persero) Tbk	347,304,142	$181,903,330
PT Semen Indonesia (Persero) Tbk	95,458,500	93,673,166
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	5,299,510	145,524,544
		533,788,736
Luxembourg | 0.7%
Ternium SA Sponsored ADR	2,352,600	64,037,772
Malaysia | 0.8%
British American Tobacco Malaysia Berhad	8,169,400	72,387,435
Mexico | 3.2%
America Movil SAB de CV, Class L Sponsored ADR	11,195,771	159,875,610
Grupo Mexico SAB de CV, Series B	23,833,247	65,519,097
Kimberly-Clark de Mexico SAB de CV, Series A	41,634,895	70,656,145
		296,050,852
Pakistan | 1.2%
Habib Bank, Ltd.	23,714,780	22,327,171
Oil & Gas Development Co., Ltd.	10,470,217	11,022,270
Pakistan Petroleum, Ltd.	57,798,752	76,297,576
		109,647,017
Philippines | 0.7%
PLDT, Inc. Sponsored ADR	2,793,180	60,528,211
Russia | 9.9%
ALROSA PAO (*)	63,922,768	90,172,845
Gazprom PJSC Sponsored ADR	24,639,176	111,277,295
LUKOIL PJSC Sponsored ADR	2,085,296	186,933,699
Magnit PJSC Sponsored GDR	4,702,721	66,343,575
Mobile TeleSystems PJSC Sponsored ADR	15,417,743	116,558,137
Sberbank of Russia PJSC	102,621,289	335,366,680
		906,652,231
South Africa | 7.8%
Imperial Logistics, Ltd. (^)	5,799,136	24,086,469
Life Healthcare Group Holdings, Ltd.	35,918,171	66,763,771
Motus Holdings, Ltd.	6,936,584	39,389,585
Nedbank Group, Ltd.	4,391,461	76,513,997
PPC, Ltd. (*)	58,587,706	19,086,812
Sanlam, Ltd.	17,274,108	88,341,985
Shoprite Holdings, Ltd.	9,444,709	103,892,330
Standard Bank Group, Ltd.	6,602,603	84,837,623
The Bidvest Group, Ltd.	5,926,860	79,595,641
Vodacom Group, Ltd.	10,737,152	83,101,300
Woolworths Holdings, Ltd.	16,355,205	52,732,774
		718,342,287
South Korea | 14.1%
Coway Co., Ltd.	1,509,786	125,571,778

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
Hanwha Life Insurance Co., Ltd.	9,498,675	$33,488,122
Hyundai Mobis Co., Ltd.	660,096	121,428,450
KB Financial Group, Inc.	2,216,797	81,923,153
KT&G Corp.	961,254	87,647,954
Samsung Electronics Co., Ltd.	10,245,417	402,896,618
Shinhan Financial Group Co., Ltd.	4,465,760	165,430,076
SK Hynix, Inc.	4,192,583	273,955,951
		1,292,342,102
Taiwan | 5.5%
Catcher Technology Co., Ltd.	12,403,000	95,975,099
Hon Hai Precision Industry Co., Ltd.	37,609,425	90,060,756
Taiwan Semiconductor Manufacturing Co., Ltd.	39,732,284	317,855,736
		503,891,591
Thailand | 1.6%
Kasikornbank Public Co. Ltd.	12,110,054	71,850,074
The Siam Cement Public Co. Ltd. (‡)	5,233,500	79,487,853
		151,337,927
Turkey | 2.1%
KOC Holding AS	29,417,228	84,943,833
Tupras Turkiye Petrol Rafinerileri AS	4,916,737	110,137,795
		195,081,628

Total Common Stocks (Cost $8,478,903,517)		8,873,677,537
Short-Term Investments | 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $71,506,652)	71,506,652	71,506,652
Total Investments | 97.5% (Cost $8,550,410,169)		$8,945,184,189
Cash and Other Assets in Excess of Liabilities | 2.5%		229,581,902
Net Assets | 100.0%		$9,174,766,091

Description	Shares	Fair Value
Lazard Equity Franchise Portfolio
Common Stocks | 98.3%
Belgium | 5.0%
Anheuser-Busch InBev SA/NV	5,399	$453,138
France | 3.9%
Bureau Veritas SA	7,457	175,237
EssilorLuxottica SA	1,644	179,663
		354,900
Germany | 3.5%
Fresenius Medical Care AG & Co. KGaA	3,966	319,013
Italy | 4.4%
Atlantia SpA	15,661	406,364
Luxembourg | 6.0%
SES SA	35,087	546,199
Spain | 1.9%
Industria de Diseno Textil SA	6,044	177,747
United Kingdom | 5.7%
National Grid PLC	24,043	267,356
United Utilities Group PLC	24,163	256,757
		524,113
United States | 67.9%
Alphabet, Inc., Class C (*)	91	106,771
CVS Health Corp.	8,705	469,461
H&R Block, Inc.	17,969	430,178
International Game Technology PLC	42,968	558,154
IPG Photonics Corp. (*)	2,719	412,690
McKesson Corp.	4,871	570,199
MEDNAX, Inc. N Ap (*)	16,182	439,665
Medtronic PLC	2,026	184,528
Microsoft Corp.	1,713	202,031
Nielsen Holdings PLC	23,073	546,138
Norfolk Southern Corp.	1,045	195,300
Omnicom Group, Inc.	4,982	363,636
Oracle Corp.	10,403	558,745
QUALCOMM, Inc.	4,191	239,013
Stericycle, Inc. (*)	11,927	649,068
Tapestry, Inc.	5,502	178,760
Visa, Inc., Class A	633	98,868
		6,203,205
Total Common Stocks (Cost $9,425,899)		8,984,679
Short-Term Investments | 2.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $181,341)	181,341	181,341
Description	Fair Value
Total Investments | 100.3% (Cost $9,607,240)	$9,166,020
Liabilities in Excess of Cash and Other Assets | (0.3)%	(24,175)
Net Assets | 100.0%	$9,141,845

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 96.4%
Belgium | 1.5%
Anheuser-Busch InBev SA/NV	13,253	$1,112,324
Canada | 4.0%
CAE, Inc.	31,240	692,196
Canadian National Railway Co.	14,215	1,272,526
National Bank of Canada	23,165	1,045,446
		3,010,168
China | 2.1%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	3,405	621,242
Tencent Holdings, Ltd.	20,020	920,551
		1,541,793
Finland | 1.8%
Nordea Bank Abp	83,448	635,322
Sampo Oyj, A Shares	15,703	712,173
		1,347,495
France | 1.3%
Ubisoft Entertainment SA (*)	10,491	936,171
Germany | 1.1%
Symrise AG	8,954	806,384
Hong Kong | 3.2%
AIA Group, Ltd.	129,945	1,293,473
Hang Seng Bank, Ltd.	43,900	1,083,163
		2,376,636
India | 0.8%
Indiabulls Housing Finance, Ltd. GDR	45,760	567,424
Israel | 1.2%
Bank Leumi Le-Israel BM	131,700	863,722
Japan | 6.5%
Daiwa House Industry Co., Ltd.	26,185	833,052
Kansai Paint Co., Ltd.	29,400	561,509
Kao Corp.	10,500	828,947
Ryohin Keikaku Co., Ltd.	3,360	854,304
TechnoPro Holdings, Inc.	15,800	946,643
Yamaha Corp.	16,400	822,461
		4,846,916
Netherlands | 2.5%
Wolters Kluwer NV	26,888	1,832,460
Singapore | 1.5%
Oversea-Chinese Banking Corp., Ltd.	133,100	1,087,200
South Africa | 1.5%
Distell Group Holdings, Ltd.	74,395	662,635
Description	Shares	Fair Value
Sanlam, Ltd.	85,756	$438,567
		1,101,202
South Korea | 0.7%
Fila Korea, Ltd.	8,006	551,379
Sweden | 3.1%
Assa Abloy AB, Class B	28,820	621,379
Epiroc AB, Class A (*)	87,858	887,787
Hexagon AB, B Shares	15,176	792,610
		2,301,776
Switzerland | 2.6%
Novartis AG	12,216	1,175,713
Partners Group Holding AG	1,012	736,651
		1,912,364
Taiwan | 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	17,335	710,042
United Kingdom | 11.9%
Bunzl PLC	18,715	617,476
Coca-Cola European Partners PLC	19,310	999,099
Compass Group PLC	40,184	944,572
Diageo PLC	41,650	1,703,565
Prudential PLC	34,197	685,424
RELX PLC (*)	61,437	1,313,749
RSA Insurance Group PLC	83,818	554,805
The Weir Group PLC	22,397	456,622
Unilever PLC	26,991	1,548,039
		8,823,351
United States | 48.2%
Accenture PLC, Class A	8,315	1,463,606
Alphabet, Inc., Class A (*)	1,914	2,252,567
Aon PLC	9,735	1,661,764
Biogen, Inc. (*)	5,070	1,198,447
Booking Holdings, Inc. (*)	395	689,239
Boston Scientific Corp. (*)	28,895	1,108,990
Cisco Systems, Inc.	20,285	1,095,187
Comerica, Inc.	8,475	621,387
Eaton Corp. PLC	7,725	622,326
eBay, Inc.	17,475	649,022
Honeywell International, Inc.	8,353	1,327,459
Intercontinental Exchange, Inc.	17,370	1,322,552
IQVIA Holdings, Inc. (*)	12,600	1,812,510
Johnson & Johnson	12,265	1,714,524

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
Lowe’s Cos., Inc.	7,915	$866,455
McDonald’s Corp.	6,050	1,148,895
Microsoft Corp.	17,660	2,082,820
Motorola Solutions, Inc.	7,525	1,056,661
Rockwell Automation, Inc.	7,585	1,330,864
S&P Global, Inc.	5,890	1,240,140
Schlumberger, Ltd.	14,586	635,512
Starbucks Corp.	12,440	924,790
Texas Instruments, Inc.	6,705	711,199
The Coca-Cola Co.	37,630	1,763,342
The Procter & Gamble Co.	10,725	1,115,936
Thermo Fisher Scientific, Inc.	7,705	2,109,013
Visa, Inc., Class A	10,058	1,570,959
Zoetis, Inc.	16,157	1,626,525
		35,722,691
Total Common Stocks (Cost $60,861,439)		71,451,498
Short-Term Investments | 3.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $2,347,100)	2,347,100	2,347,100
Total Investments | 99.6% (Cost $63,208,539)		$73,798,598
Cash and Other Assets in Excess of Liabilities | 0.4%		317,996
Net Assets | 100.0%		$74,116,594

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 94.5%
Australia | 9.1%
Atlas Arteria, Ltd.	18,435,137	$94,746,220
AusNet Services	47,014,129	59,364,138
Spark Infrastructure Group	67,622,901	109,566,662
Transurban Group	31,552,254	295,999,914
		559,676,934
Canada | 1.0%
ATCO, Ltd., Class I	1,900,800	64,007,184
France | 7.3%
Eutelsat Communications SA	9,871,601	173,063,097
Vinci SA	2,833,530	275,815,960
		448,879,057
Germany | 2.9%
Fraport AG	2,319,169	177,563,810
Hong Kong | 2.0%
Power Assets Holdings, Ltd.	17,302,500	120,011,394
Italy | 23.7%
ASTM SpA	1,316,169	35,819,125
Atlantia SpA	20,216,429	524,565,765
Hera SpA	23,764,436	85,963,608
Italgas SpA	29,606,128	183,034,135
Snam SpA	56,735,262	291,854,537
Societa Iniziative Autostradali e Servizi SpA	2,244,518	38,903,658
Terna SpA	46,132,988	292,636,801
		1,452,777,629
Luxembourg | 4.0%
SES SA	15,840,185	246,583,963
Portugal | 1.0%
REN - Redes Energeticas Nacionais SGPS SA	20,694,113	59,023,131
Spain | 3.0%
Red Electrica Corporacion SA	8,758,010	186,692,877
United Kingdom | 19.4%
National Grid PLC	42,384,298	471,309,304
Pennon Group PLC	17,878,748	173,220,013
Severn Trent PLC	10,302,401	265,513,194
United Utilities Group PLC	26,107,721	277,422,249
		1,187,464,760
United States | 21.1%
American Electric Power Co., Inc.	2,227,211	186,528,921
Consolidated Edison, Inc.	1,512,600	128,283,606
CSX Corp.	1,800,000	134,676,000
Kansas City Southern	2,300,000	266,754,000
Description	Shares	Fair Value
Norfolk Southern Corp.	2,737,837	$511,674,357
Union Pacific Corp.	381,500	63,786,800
		1,291,703,684
Total Common Stocks (Cost $5,517,531,071)		5,794,384,423
Short-Term Investments | 4.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $242,686,690)	242,686,690	242,686,690
Total Investments | 98.5% (Cost $5,760,217,761) (»)		$6,037,071,113
Cash and Other Assets in Excess of Liabilities | 1.5%		92,771,012
Net Assets | 100.0%		$6,129,842,125

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at March 31, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	66,989,878	USD	47,659,949	SCB	06/28/19	$—	$17,412
USD	121,154,494	AUD	170,632,682	BNP	06/28/19	—	197,778
USD	73,180,531	AUD	103,062,752	CIT	06/28/19	—	116,676
USD	99,805,943	AUD	140,610,369	HSB	06/28/19	—	194,757
USD	105,158,950	AUD	148,172,136	RBC	06/28/19	—	219,603
USD	120,752,448	AUD	170,097,828	SCB	06/28/19	—	219,440
USD	87,407,878	AUD	123,143,335	SSB	06/28/19	—	170,441
USD	14,319,625	CAD	19,038,701	BNP	06/28/19	41,919	—
USD	19,407,795	CAD	25,803,052	HSB	06/28/19	57,295	—
USD	24,719,423	CAD	32,863,608	SCB	06/28/19	73,995	—
USD	467,710,655	EUR	407,415,237	BNP	06/28/19	7,326,037	—
USD	339,084,688	EUR	295,444,570	CAN	06/28/19	5,228,407	—
USD	343,872,633	EUR	299,603,256	CIT	06/28/19	5,316,982	—
USD	413,096,879	EUR	359,950,228	HSB	06/28/19	6,348,350	—
USD	417,657,086	EUR	363,977,344	MEL	06/28/19	6,357,863	—
USD	387,203,394	EUR	337,195,600	RBC	06/28/19	6,167,896	—
USD	384,492,384	EUR	335,079,836	SSB	06/28/19	5,847,728	—
USD	218,359,606	GBP	165,130,587	BNP	06/28/19	2,352,968	—
USD	176,974,587	GBP	133,833,393	CAN	06/28/19	1,907,679	—
USD	82,173,423	GBP	61,982,219	CIT	06/28/19	1,094,738	—
USD	143,152,162	GBP	108,253,423	CIT	06/28/19	1,546,306	—
USD	188,438,582	GBP	142,489,873	HSB	06/28/19	2,048,168	—
USD	221,119,943	GBP	167,077,164	RBC	06/28/19	2,566,996	—
USD	226,918,059	GBP	171,576,167	SSB	06/28/19	2,479,985	—
USD	59,128,109	HKD	462,892,085	SSB	06/28/19	9,499	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$56,772,811	$1,136,107

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 98.2%
Canada | 3.1%
Suncor Energy, Inc.	1,442	$46,734
Toromont Industries, Ltd.	886	45,250
		91,984
China | 3.7%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	349	63,675
Tencent Holdings, Ltd.	1,000	45,982
		109,657
Denmark | 1.3%
Genmab A/S (*)	219	38,010
Finland | 1.6%
Sampo Oyj, A Shares	1,061	48,119
France | 5.3%
Safran SA	358	49,122
Ubisoft Entertainment SA (*)	329	29,359
Vivendi SA	2,685	77,839
		156,320
Germany | 1.0%
Beiersdorf AG	270	28,090
Hong Kong | 2.8%
AIA Group, Ltd.	5,400	53,752
Techtronic Industries Co., Ltd.	4,363	29,413
		83,165
India | 1.6%
ICICI Bank, Ltd. Sponsored ADR	4,035	46,241
Ireland | 0.7%
Ryanair Holdings PLC Sponsored ADR (*)	283	21,208
Israel | 1.5%
Bank Leumi Le-Israel BM	6,747	44,248
Japan | 4.3%
Digital Garage, Inc.	1,000	29,392
Nexon Co., Ltd. (*)	2,300	36,144
Suzuki Motor Corp.	600	26,610
TechnoPro Holdings, Inc.	600	35,948
		128,094
New Zealand | 1.2%
Trade Me Group, Ltd.	8,105	35,375
South Africa | 2.1%
Naspers, Ltd., N Shares	166	38,409
Sanlam, Ltd.	4,668	23,873
		62,282
Description	Shares	Fair Value
Switzerland | 4.9%
Novartis AG	635	$61,115
Partners Group Holding AG	70	50,954
The Swatch Group AG	114	32,677
		144,746
United Kingdom | 9.3%
Bunzl PLC	1,419	46,818
Coca-Cola European Partners PLC	989	50,946
Informa PLC	5,815	56,386
Prudential PLC	1,661	33,292
RELX PLC (*)	2,713	58,014
Rio Tinto PLC	533	31,011
		276,467
United States | 53.8%
Accenture PLC, Class A	432	76,041
Alphabet, Inc., Class A (*)	132	155,349
Aon PLC	449	76,644
Bank of America Corp.	1,967	54,270
Baxter International, Inc.	409	33,256
Biogen, Inc. (*)	127	30,020
Booking Holdings, Inc. (*)	27	47,113
Comerica, Inc.	526	38,566
Danaher Corp.	425	56,109
Deere & Co.	323	51,628
Elanco Animal Health, Inc.	990	31,749
Electronic Arts, Inc. (*)	265	26,932
EOG Resources, Inc.	286	27,221
Halliburton Co.	790	23,147
Henry Schein, Inc. (*)	475	28,552
Intercontinental Exchange, Inc.	1,197	91,140
IPG Photonics Corp. (*)	101	15,330
IQVIA Holdings, Inc. (*)	623	89,619
Medtronic PLC	618	56,287
Microsoft Corp.	833	98,244
Palo Alto Networks, Inc. (*)	186	45,176
Raytheon Co.	315	57,355
S&P Global, Inc.	339	71,376
The Coca-Cola Co.	1,637	76,710
Union Pacific Corp.	265	44,308
Visa, Inc., Class A	643	100,430
Worldpay, Inc., Class A (*)	300	34,050
Zoetis, Inc.	585	58,892
		1,595,514
Total Common Stocks (Cost $2,502,809)		2,909,520

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio (concluded)
Short-Term Investments | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $67,930)	67,930	$67,930
Total Investments | 100.5% (Cost $2,570,739)		$2,977,450
Liabilities in Excess of Cash and Other Assets | (0.5)%		(14,053)
Net Assets | 100.0%		$2,963,397

Description	Shares	Fair Value
Lazard International Compounders Portfolio
Common Stocks | 95.2%
Australia | 2.0%
Ramsay Health Care, Ltd.	1,513	$69,192
Canada | 13.4%
CAE, Inc.	3,572	79,146
Canadian National Railway Co.	1,192	106,708
Dollarama, Inc.	3,522	93,957
National Bank of Canada	1,524	68,779
Toromont Industries, Ltd.	2,060	105,208
		453,798
China | 5.6%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	409	74,622
Tencent Holdings, Ltd.	2,500	114,954
		189,576
Denmark | 4.3%
Coloplast A/S, Class B	733	80,444
Genmab A/S (*)	385	66,821
		147,265
France | 4.2%
Legrand SA	1,052	70,523
Ubisoft Entertainment SA (*)	816	72,816
		143,339
Germany | 6.3%
SAP SE	783	90,471
Scout24 AG	981	50,766
Symrise AG	789	71,056
		212,293
India | 4.2%
HDFC Bank, Ltd. ADR	1,230	142,569
Israel | 2.4%
Check Point Software Technologies, Ltd. (*)	638	80,701
Japan | 9.9%
Keyence Corp.	100	62,476
Pigeon Corp.	1,600	65,617
Shimano, Inc.	300	48,917
SMS Co., Ltd.	4,200	76,151
Toei Animation Co., Ltd.	1,700	83,917
		337,078
Netherlands | 1.9%
ASML Holding NV	350	65,773
Norway | 1.8%
Gjensidige Forsikring ASA	3,513	60,699
Description	Shares	Fair Value
Philippines | 0.9%
Universal Robina Corp.	10,390	$30,081
South Africa | 4.3%
Clicks Group, Ltd.	6,011	76,811
Mr Price Group, Ltd.	2,133	28,027
Sanlam, Ltd.	7,839	40,090
		144,928
Spain | 1.6%
Industria de Diseno Textil SA	1,848	54,348
Sweden | 6.4%
Assa Abloy AB, Class B	4,712	101,594
Avanza Bank Holding AB	1,116	47,924
Hexagon AB, B Shares	1,288	67,269
		216,787
Switzerland | 5.8%
Cie Financiere Richemont SA	537	39,174
Geberit AG	148	60,552
Partners Group Holding AG	134	97,541
		197,267
Taiwan | 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	2,269	92,938
United Kingdom | 12.2%
Bunzl PLC	2,394	78,987
Compass Group PLC	3,323	78,111
Intertek Group PLC	1,084	68,656
London Stock Exchange Group PLC	1,057	65,442
Prudential PLC	2,126	42,612
RELX PLC (*)	3,796	81,172
		414,980
United States | 5.3%
Aon PLC	639	109,077
QIAGEN NV (*)	1,746	70,826
		179,903
Total Common Stocks (Cost $2,838,354)		3,233,515
Short-Term Investments | 3.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $113,344)	113,344	113,344

Description	Fair Value
Lazard International Compounders Portfolio (concluded)
Total Investments | 98.5% (Cost $2,951,698)	$3,346,859
Cash and Other Assets in Excess of Liabilities | 1.5%	52,506
Net Assets | 100.0%	$3,399,365

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio
Common Stocks | 99.8%
Australia | 6.1%
Alumina, Ltd.	1,256	$2,173
Appen, Ltd.	140	2,233
Aristocrat Leisure, Ltd.	424	7,412
BHP Group, Ltd.	370	10,110
BlueScope Steel, Ltd.	824	8,190
Bravura Solutions, Ltd.	739	2,877
CIMIC Group, Ltd.	338	11,603
Coca-Cola Amatil, Ltd.	267	1,641
Cochlear, Ltd.	59	7,287
CSL, Ltd.	292	40,565
Inghams Group, Ltd.	1,497	4,652
Link Administration Holdings, Ltd.	239	1,255
Qantas Airways, Ltd.	4,079	16,412
Regis Resources, Ltd.	750	2,810
Sandfire Resources NL	446	2,199
Santos, Ltd.	1,147	5,589
Saracen Mineral Holdings, Ltd. (*)	5,457	11,148
SmartGroup Corp., Ltd.	304	1,713
Wesfarmers, Ltd.	154	3,793
		143,662
Austria | 0.1%
Raiffeisen Bank International AG	96	2,157
Belgium | 0.2%
UCB SA	67	5,757
China | 1.5%
China Sunsine Chemical Holdings, Ltd.	3,700	3,094
Health & Happiness H&H International Holdings, Ltd. (*)	500	3,134
Yangzijiang Shipbuilding Holdings, Ltd.	27,400	30,443
		36,671
Denmark | 0.9%
H. Lundbeck A/S	58	2,511
Novo Nordisk A/S, Class B	344	18,010
		20,521
Finland | 0.4%
Fortum Oyj	74	1,514
Neste Oyj	82	8,736
		10,250
France | 9.9%
Air France-KLM (*)	243	2,735
AXA SA	292	7,358
BNP Paribas SA	203	9,729
Electricite de France SA	1,828	25,017
Description	Shares	Fair Value
Engie SA	513	$7,653
Faurecia SA	261	11,031
Hermes International	26	17,183
Ipsen SA	128	17,576
Kering SA	29	16,678
L’Oreal SA	85	22,877
Orange SA	349	5,681
Peugeot SA	1,246	30,460
Societe Generale SA	46	1,333
Total SA	938	52,090
Unibail-Rodamco-Westfield REIT	47	7,705
		235,106
Germany | 7.7%
Adidas AG	25	6,074
Allianz SE	247	54,938
Continental AG	77	11,591
Covestro AG	316	17,384
Deutsche Lufthansa AG	525	11,521
Deutsche Telekom AG	450	7,469
HUGO BOSS AG	157	10,718
MTU Aero Engines AG	146	33,056
SAP SE	177	20,451
Schaeffler AG (Preference Shares)	409	3,324
Siltronic AG	82	7,236
		183,762
Hong Kong | 4.1%
CK Asset Holdings, Ltd.	2,000	17,781
Hang Seng Bank, Ltd.	300	7,402
Jardine Matheson Holdings, Ltd.	201	12,547
Kerry Properties, Ltd.	1,500	6,697
Link Real Estate Investment Trust	500	5,847
Sands China, Ltd.	4,400	22,108
Swire Pacific, Ltd., Class A	1,500	19,320
Xinyi Glass Holdings, Ltd.	4,000	4,591
		96,293
Israel | 0.3%
Attunity, Ltd. (*)	100	2,345
Israel Discount Bank, Ltd., Class A	1,047	3,624
		5,969
Italy | 3.6%
Enel SpA	7,941	50,827
Eni SpA	360	6,360
Intesa Sanpaolo SpA	4,877	11,885
Poste Italiane SpA	519	5,051
UniCredit SpA	929	11,919
		86,042

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
Japan | 24.3%
Advantest Corp.	600	$14,017
AGC, Inc.	300	10,541
Canon, Inc.	400	11,623
Capcom Co., Ltd.	500	11,231
Daicel Corp.	1,400	15,235
Daiwa House Industry Co., Ltd.	1,300	41,358
Dip Corp.	100	1,735
DMG Mori Co., Ltd.	300	3,733
East Japan Railway Co. ADR	2,054	32,967
FUJIFILM Holdings Corp.	200	9,112
Fukuoka Financial Group, Inc.	300	6,674
Haseko Corp.	200	2,521
Hitachi Capital Corp.	100	2,325
Hitachi, Ltd.	400	12,996
Honda Motor Co., Ltd.	400	10,841
IHI Corp.	100	2,411
Japan Post Holdings Co., Ltd.	3,200	37,467
JFE Holdings, Inc.	500	8,502
Kakaku.com, Inc.	100	1,927
KDDI Corp.	200	4,314
Maeda Corp.	200	1,987
Mitsubishi Heavy Industries, Ltd.	200	8,319
Mitsubishi UFJ Financial Group, Inc.	3,700	18,364
MS&AD Insurance Group Holdings, Inc.	500	15,241
Nippon Steel & Sumitomo Metal Corp.	100	1,769
Nitto Denko Corp.	200	10,544
NTT DOCOMO, Inc.	2,100	46,572
ORIX Corp.	1,900	27,350
Raysum Co., Ltd.	200	1,843
Seven & I Holdings Co., Ltd.	300	11,321
Shin-Etsu Chemical Co., Ltd.	100	8,412
Shionogi & Co., Ltd.	100	6,200
Showa Denko KK	200	7,077
Sompo Holdings, Inc.	500	18,474
Sony Corp.	100	4,209
Sumitomo Chemical Co., Ltd.	600	2,801
Sumitomo Heavy Industries, Ltd.	400	13,014
Sumitomo Mitsui Construction Co., Ltd.	900	6,276
Sumitomo Mitsui Trust Holdings, Inc.	400	14,395
Suzuken Co., Ltd.	300	17,386
Taisei Corp.	300	13,958
The Dai-ichi Life Insurance Co., Ltd.	800	11,148
Tokyo Electron, Ltd.	200	29,000
Tosoh Corp.	500	7,799
Toyo Seikan Group Holdings, Ltd.	300	6,172
Description	Shares	Fair Value
Toyota Motor Corp.	200	$11,731
UT Group Co., Ltd.	200	4,601
West Japan Railway Co.	100	7,548
		575,041
Luxembourg | 0.2%
ArcelorMittal	232	4,711
Macau | 0.2%
Wynn Macau, Ltd.	2,400	5,675
Netherlands | 5.6%
Aegon NV	891	4,290
Euronext NV	95	6,029
ING Groep NV	2,255	27,333
Koninklijke Ahold Delhaize NV	696	18,532
Royal Dutch Shell PLC, A Shares	1,603	50,370
Wolters Kluwer NV	374	25,489
		132,043
New Zealand | 0.3%
a2 Milk Co., Ltd. (*)	730	7,128
Norway | 3.3%
Aker BP ASA	221	7,877
DNO ASA	1,534	3,409
Equinor ASA	1,476	32,347
Salmar ASA	96	4,607
Telenor ASA	1,440	28,841
		77,081
South Africa | 0.1%
Mondi PLC	102	2,265
Spain | 2.4%
Amadeus IT Group SA	332	26,608
Banco Bilbao Vizcaya Argentaria SA	1,013	5,793
CIE Automotive SA	244	6,569
Industria de Diseno Textil SA	600	17,645
		56,615
Sweden | 1.9%
Atlas Copco AB, Class A	607	16,316
Granges AB	171	1,757
Mycronic AB	244	3,474
Sandvik AB	211	3,429
SKF AB, Class B	154	2,560
Volvo AB, Class B	1,068	16,510
		44,046
Switzerland | 9.5%
Georg Fischer AG	7	6,383
Nestle SA	336	32,067

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (concluded)
Novartis AG	857	$82,481
Partners Group Holding AG	22	16,014
Roche Holding AG	305	84,076
The Swatch Group AG	97	5,376
		226,397
United Kingdom | 17.1%
Anglo American PLC	466	12,512
Ashtead Group PLC	431	10,412
Associated British Foods PLC	675	21,474
Auto Trader Group PLC	1,394	9,475
Britvic PLC	742	9,224
Burberry Group PLC	420	10,727
Cineworld Group PLC	5,306	20,282
Dunelm Group PLC	372	4,215
Fiat Chrysler Automobiles NV (*)	470	7,028
Games Workshop Group PLC	82	3,361
Hargreaves Lansdown PLC	920	22,396
Howden Joinery Group PLC	1,843	11,676
HSBC Holdings PLC	824	6,711
Imperial Brands PLC	1,352	46,326
International Consolidated Airlines Group SA	2,423	16,133
J Sainsbury PLC	1,942	5,969
KAZ Minerals PLC	407	3,480
Lloyds Banking Group PLC	34,378	27,887
National Grid PLC	1,313	14,600
Rio Tinto PLC	381	22,167
Royal Bank of Scotland Group PLC	9,556	30,826
SSP Group PLC	1,245	11,230
Tate & Lyle PLC	2,331	22,047
Unilever NV	894	51,962
WH Smith PLC	126	3,488
		405,608
United States | 0.1%
ICON PLC (*)	26	3,551
Total Common Stocks (Cost $2,366,628)		2,366,351
Short-Term Investments | 0.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $13,965)	13,965	13,965
Description	Fair Value
Total Investments | 100.4% (Cost $2,380,593)	$2,380,316
Liabilities in Excess of Cash and Other Assets | (0.4)%	(9,019)
Net Assets | 100.0%	$2,371,297

Description	Shares	Fair Value
Lazard International Equity Concentrated Portfolio
Common Stocks | 87.4%
Australia | 2.6%
Amcor, Ltd.	169,694	$1,856,388
Belgium | 4.2%
Anheuser-Busch InBev SA/NV	35,078	2,944,096
Canada | 11.7%
National Bank of Canada	69,242	3,124,919
Rogers Communications, Inc., Class B	34,017	1,829,462
Suncor Energy, Inc.	102,872	3,333,996
		8,288,377
China | 10.9%
Ping An Insurance (Group) Co. of China, Ltd., Class H	298,500	3,342,133
Tencent Holdings, Ltd.	95,618	4,396,667
		7,738,800
France | 11.6%
Atos SE	17,980	1,740,545
Safran SA	37,148	5,097,187
Sanofi	15,791	1,396,384
		8,234,116
Germany | 5.4%
SAP SE	32,846	3,795,169
Hong Kong | 4.1%
Techtronic Industries Co., Ltd.	430,500	2,902,224
Japan | 10.9%
Digital Garage, Inc.	64,800	1,904,570
Keyence Corp.	3,300	2,061,722
Komatsu, Ltd.	55,000	1,286,242
Nexon Co., Ltd. (*)	155,900	2,449,915
		7,702,449
Netherlands | 1.7%
ABN AMRO Group NV	53,851	1,215,838
South Korea | 2.9%
Samsung Electronics Co., Ltd.	51,345	2,019,120
United Kingdom | 12.6%
BP PLC	370,651	2,705,738
Compass Group PLC	141,473	3,325,486
Prudential PLC	142,672	2,859,633
		8,890,857
United States | 8.8%
Aon PLC	15,194	2,593,616
Description	Shares	Fair Value
Medtronic PLC	40,034	$3,646,297
		6,239,913
Total Common Stocks (Cost $59,511,376)		61,827,347
Preferred Stocks | 4.2%
Germany | 4.2%
Volkswagen AG (Cost $3,471,443)	18,862	2,968,722
Short-Term Investments | 9.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $6,677,522)	6,677,522	6,677,522
Total Investments | 101.0% (Cost $69,660,341)		$71,473,591
Liabilities in Excess of Cash and Other Assets | (1.0)%		(682,296)
Net Assets | 100.0%		$70,791,295

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 93.2%
Australia | 2.5%
Amcor, Ltd.	2,613,261	$28,588,083
BHP Group PLC	1,615,630	39,033,862
		67,621,945
Belgium | 2.6%
Anheuser-Busch InBev SA/NV	842,842	70,739,711
Canada | 5.5%
Canadian National Railway Co.	343,410	30,742,050
National Bank of Canada	703,700	31,758,257
Rogers Communications, Inc., Class B	560,000	30,117,260
Suncor Energy, Inc.	1,757,210	56,949,725
		149,567,292
China | 1.6%
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,909,000	43,766,830
Denmark | 1.5%
Carlsberg A/S, Class B	329,578	41,182,999
Finland | 2.5%
Nordea Bank Abp	4,149,949	31,595,144
Sampo Oyj, A Shares	837,465	37,981,285
		69,576,429
France | 12.2%
Air Liquide SA	312,420	39,779,543
Atos SE	271,311	26,264,127
Capgemini SE	225,986	27,484,750
Cie Generale des Etablissements Michelin SCA	226,855	26,890,829
Safran SA	444,328	60,967,561
Sanofi	585,902	51,810,773
Vinci SA	474,444	46,182,404
Vivendi SA	1,844,527	53,473,305
		332,853,292
Germany | 4.6%
Fresenius SE & Co. KGaA	369,279	20,569,691
SAP SE	747,039	86,316,116
Vonovia SE	373,256	19,348,057
		126,233,864
Hong Kong | 0.5%
Techtronic Industries Co., Ltd.	1,899,500	12,805,517
India | 1.1%
ICICI Bank, Ltd. Sponsored ADR	2,511,430	28,780,988
Ireland | 1.3%
Ryanair Holdings PLC Sponsored ADR (*)	472,939	35,442,049
Description	Shares	Fair Value
Israel | 0.9%
Bank Leumi Le-Israel BM	3,733,589	$24,485,810
Japan | 12.6%
Daiwa House Industry Co., Ltd.	2,056,278	65,418,575
Kao Corp.	462,880	36,543,144
Makita Corp.	936,700	32,682,272
Nexon Co., Ltd. (*)	2,609,300	41,004,259
Pan Pacific International Holdings Corp.	561,164	37,202,923
Shin-Etsu Chemical Co., Ltd.	431,100	36,262,265
Sumitomo Mitsui Financial Group, Inc.	1,200,400	42,005,986
Suzuki Motor Corp.	603,300	26,756,830
Yamaha Corp.	526,300	26,393,976
		344,270,230
Netherlands | 7.3%
ABN AMRO Group NV	1,228,268	27,731,616
Koninklijke DSM NV	320,765	35,013,987
Royal Dutch Shell PLC, A Shares	2,874,971	90,338,107
Wolters Kluwer NV	660,798	45,034,435
		198,118,145
Norway | 2.4%
Equinor ASA	1,349,149	29,567,432
Telenor ASA	1,843,602	36,923,975
		66,491,407
Singapore | 2.6%
DBS Group Holdings, Ltd.	2,680,620	49,952,445
NetLink NBN Trust	34,648,100	21,224,885
		71,177,330
South Korea | 0.9%
Samsung Electronics Co., Ltd.	646,647	25,429,115
Spain | 1.6%
Red Electrica Corporacion SA	1,992,224	42,467,870
Sweden | 3.5%
Assa Abloy AB, Class B	2,729,910	58,858,727
Epiroc AB, Class A (*)	3,616,332	36,542,285
		95,401,012
Switzerland | 6.0%
Ferguson PLC	566,354	36,144,370
Julius Baer Group, Ltd.	263,120	10,648,314
Novartis AG	1,216,012	117,033,525
		163,826,209
United Kingdom | 14.1%
Compass Group PLC	2,794,474	65,687,347
Diageo PLC	847,562	34,666,922
Howden Joinery Group PLC	3,763,158	23,840,877
Informa PLC	3,535,006	34,277,607

Description	Shares	Fair Value
Lazard International Equity Portfolio (concluded)
Prudential PLC	3,046,484	$61,061,914
RELX PLC	3,068,815	65,723,752
RSA Insurance Group PLC	3,769,776	24,952,760
The Weir Group PLC	631,688	12,878,615
Unilever PLC	1,063,414	60,990,922
		384,080,716
United States | 5.4%
Aon PLC	447,675	76,418,122
Medtronic PLC	781,310	71,161,715
		147,579,837
Total Common Stocks (Cost $2,329,839,548)		2,541,898,597
Preferred Stocks | 1.7%
Germany | 1.7%
Volkswagen AG (Cost $54,258,072)	292,764	46,078,630
Short-Term Investments | 5.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $138,202,627)	138,202,627	138,202,627
Total Investments | 100.0% (Cost $2,522,300,247)		$2,726,179,854
Cash and Other Assets in Excess of Liabilities | 0.0%		41,964
Net Assets | 100.0%		$2,726,221,818

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 93.4%
Australia | 1.6%
BHP Group, Ltd.	53,545	$1,463,094
Belgium | 2.2%
Anheuser-Busch InBev SA/NV	23,659	1,985,699
Brazil | 2.0%
BB Seguridade Participacoes SA	128,000	866,988
Cia de Saneamento Basico do Estado de Sao Paulo	61,200	656,493
Cielo SA	131,440	318,583
		1,842,064
Canada | 5.1%
Canadian National Railway Co.	12,500	1,119,000
National Bank of Canada	16,400	740,138
Rogers Communications, Inc., Class B	16,300	876,627
Suncor Energy, Inc.	58,800	1,905,660
		4,641,425
China | 6.9%
58.com, Inc. ADR (*)	13,125	862,050
Ping An Insurance (Group) Co. of China, Ltd., Class H	198,000	2,216,892
Tencent Holdings, Ltd.	68,600	3,154,336
		6,233,278
Denmark | 2.0%
Carlsberg A/S, Class B	10,522	1,314,795
Genmab A/S (*)	3,045	528,495
		1,843,290
Finland | 3.0%
Nordea Bank Abp	132,572	1,009,321
Sampo Oyj, A Shares	37,572	1,703,991
		2,713,312
France | 9.7%
Cie Generale des Etablissements Michelin SCA	8,877	1,052,258
Safran SA	17,343	2,379,684
Sanofi	16,200	1,432,551
Ubisoft Entertainment SA (*)	12,919	1,152,836
Vinci SA	13,771	1,340,470
Vivendi SA	50,539	1,465,138
		8,822,937
Germany | 3.1%
SAP SE	24,012	2,774,450
India | 2.2%
ICICI Bank, Ltd. Sponsored ADR	172,665	1,978,741
Description	Shares	Fair Value
Indonesia | 0.9%
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	29,958	$822,647
Ireland | 1.1%
Ryanair Holdings PLC Sponsored ADR (*)	13,597	1,018,959
Japan | 9.0%
Daiwa House Industry Co., Ltd.	45,700	1,453,903
Kao Corp.	12,500	986,842
Komatsu, Ltd.	51,900	1,213,744
Makita Corp.	43,100	1,503,796
Ryohin Keikaku Co., Ltd.	4,100	1,042,455
Sumitomo Mitsui Financial Group, Inc.	37,576	1,314,909
Suzuki Motor Corp.	13,800	612,041
		8,127,690
Netherlands | 7.3%
ABN AMRO Group NV	40,968	924,968
Koninklijke DSM NV	6,500	709,526
Royal Dutch Shell PLC, A Shares	91,647	2,875,346
Wolters Kluwer NV	30,452	2,075,352
		6,585,192
Norway | 2.8%
Equinor ASA	51,142	1,120,809
Telenor ASA	69,842	1,398,807
		2,519,616
Russia | 1.0%
Yandex NV Class A (*)	25,200	865,368
Singapore | 1.9%
DBS Group Holdings, Ltd.	92,300	1,719,979
South Africa | 1.7%
Mr. Price Group, Ltd.	36,336	477,453
Sanlam, Ltd.	200,313	1,024,426
		1,501,879
South Korea | 1.2%
Samsung Electronics Co., Ltd.	27,460	1,079,853
Spain | 1.2%
Red Electrica Corporacion SA	49,561	1,056,483
Sweden | 2.3%
Assa Abloy AB, Class B	98,281	2,119,006
Switzerland | 6.2%
Cie Financiere Richemont SA	8,734	637,147
Ferguson PLC	15,745	1,004,836
Novartis AG	31,098	2,992,987
Sonova Holding AG	4,765	943,151
		5,578,121

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
Taiwan | 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	144,141	$1,153,119
Thailand | 0.7%
Kasikornbank Public Co. Ltd.	109,300	648,487
United Kingdom | 9.0%
Compass Group PLC	87,960	2,067,602
Prudential PLC	120,189	2,408,997
RELX PLC	82,082	1,757,922
Unilever PLC	33,733	1,934,718
		8,169,239
United States | 8.0%
Accenture PLC, Class A	15,250	2,684,305
Aon PLC	12,860	2,195,202
Medtronic PLC	25,725	2,343,033
		7,222,540
Total Common Stocks (Cost $82,588,514)		84,486,468
Preferred Stocks | 1.7%
Germany | 1.7%
Volkswagen AG (Cost $1,700,474)	9,781	1,539,448
Short-Term Investments | 4.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $4,147,563)	4,147,563	4,147,563
Total Investments | 99.7% (Cost $88,436,551)		$90,173,479
Cash and Other Assets in Excess of Liabilities | 0.3%		294,929
Net Assets | 100.0%		$90,468,408

Description	Shares	Fair Value
Lazard International Equity Value Portfolio
Common Stocks | 88.0%
Canada | 2.7%
Crescent Point Energy Corp.	102,223	$331,220
Entertainment One, Ltd.	56,981	332,586
		663,806
China | 2.4%
Sinotrans, Ltd., Class H	1,399,000	600,532
France | 11.3%
Atos SE	7,924	767,079
Bollore SA	221,321	1,001,955
Carrefour SA	56,575	1,058,253
		2,827,287
Germany | 4.3%
Allianz SE	4,829	1,074,062
India | 4.0%
ICICI Bank, Ltd. Sponsored ADR	86,500	991,290
Ireland | 2.5%
Ryanair Holdings PLC Sponsored ADR (*)	8,231	616,831
Italy | 4.7%
Leonardo SpA	101,547	1,184,047
Japan | 10.9%
Nexon Co., Ltd. (*)	37,700	592,443
Resona Holdings, Inc.	179,800	780,560
Subaru Corp.	20,100	459,448
Universal Entertainment Corp.	29,400	890,257
		2,722,708
Netherlands | 9.5%
Euronext NV	11,768	746,847
Intertrust NV	38,999	735,469
Koninklijke DSM NV	8,009	874,245
		2,356,561
South Korea | 2.3%
Kangwon Land, Inc.	20,048	565,135
Spain | 3.3%
Indra Sistemas SA (*)	74,910	832,314
Switzerland | 8.3%
Coca-Cola HBC AG	34,552	1,177,616
Glencore PLC	217,353	903,991
		2,081,607
United Kingdom | 18.4%
BP PLC	136,655	997,576
Cineworld Group PLC	283,943	1,085,348
CNH Industrial NV	48,538	494,982
Description	Shares	Fair Value
Standard Chartered PLC	132,868	$1,027,122
Vodafone Group PLC	536,541	977,586
		4,582,614
United States | 3.4%
International Game Technology PLC	64,772	841,388
Total Common Stocks (Cost $21,747,878)		21,940,182
Preferred Stocks | 3.2%
Germany | 3.2%
Volkswagen AG (Cost $876,588)	5,202	818,751
Short-Term Investments | 9.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $2,331,115)	2,331,115	2,331,115
Total Investments | 100.6% (Cost $24,955,581)		$25,090,048
Liabilities in Excess of Cash and Other Assets | (0.6)%		(161,017)
Net Assets | 100.0%		$24,929,031

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 97.9%
Australia | 2.9%
carsales.com, Ltd.	60,050	$540,084
Domino’s Pizza Enterprises, Ltd.	14,526	448,256
Hansen Technologies, Ltd.	72,398	149,746
SpeedCast International, Ltd.	225,449	604,028
		1,742,114
Belgium | 3.9%
Barco NV	4,971	762,195
Kinepolis Group NV	15,549	879,234
Shurgard Self Storage SA	19,559	645,769
		2,287,198
Brazil | 0.6%
Estacio Participacoes SA	55,800	379,093
Canada | 5.6%
Altus Group, Ltd.	37,865	738,684
Dream Global Real Estate Investment Trust	46,800	496,244
Stelco Holdings, Inc.	23,000	284,499
StorageVault Canada, Inc.	266,900	539,253
The Descartes Systems Group, Inc. (*)	18,300	665,255
Toromont Industries, Ltd.	12,100	617,971
		3,341,906
China | 1.6%
Consun Pharmaceutical Group, Ltd.	677,000	496,703
JNBY Design, Ltd.	239,500	482,076
		978,779
Denmark | 1.3%
Royal Unibrew A/S	10,335	762,662
Finland | 1.2%
Altia Oyj (*)	84,332	707,498
France | 2.4%
Chargeurs SA	31,668	670,533
Kaufman & Broad SA	17,863	730,042
		1,400,575
Germany | 10.6%
Aroundtown SA	145,362	1,198,783
AURELIUS Equity Opportunities SE & Co. KGaA	10,493	478,560
CompuGroup Medical SE	11,193	658,598
Corestate Capital Holding SA	14,461	571,960
Dermapharm Holding SE (*)	23,249	735,583
FinTech Group AG (*)	29,516	701,976
JOST Werke AG	22,771	781,816
Norma Group SE	11,704	568,099
Description	Shares	Fair Value
PATRIZIA Immobilien AG	27,101	$602,528
		6,297,903
Greece | 0.8%
JUMBO SA	26,644	445,134
Hong Kong | 1.9%
China Water Affairs Group, Ltd.	484,000	506,550
VTech Holdings, Ltd.	62,700	641,891
		1,148,441
India | 1.6%
Jubilant Life Sciences, Ltd.	46,550	446,188
NIIT Technologies, Ltd.	25,482	487,895
		934,083
Ireland | 3.6%
Dalata Hotel Group PLC	124,157	819,344
Glenveagh Properties PLC (*)	578,642	573,043
Total Produce PLC	395,908	734,238
		2,126,625
Italy | 3.4%
Banca Generali SpA	30,619	762,013
Carel Industries SpA	50,851	559,998
Cerved Group SpA	72,950	725,412
		2,047,423
Japan | 24.6%
Ai Holdings Corp.	38,260	633,810
ARTERIA Networks Corp.	56,900	643,435
Create SD Holdings Co., Ltd.	24,200	571,350
DaikyoNishikawa Corp.	59,100	543,561
Digital Garage, Inc.	29,100	855,293
en-japan, Inc.	16,700	489,646
Financial Products Group Co., Ltd.	89,637	735,958
GMO internet, Inc.	50,200	823,442
Jafco Co., Ltd.	20,800	747,072
Japan Lifeline Co., Ltd.	50,300	836,804
KOMEDA Holdings Co., Ltd.	36,700	698,399
Macromill, Inc.	36,600	442,422
Nippon Shinyaku Co., Ltd.	10,400	758,531
Nissei ASB Machine Co., Ltd.	21,500	739,187
Open House Co., Ltd.	20,800	715,732
Persol Holdings Co., Ltd.	40,000	652,027
Sanwa Holdings Corp.	65,200	778,083
TechnoPro Holdings, Inc.	14,745	883,434
Tokai Carbon Co., Ltd.	39,100	490,956
USS Co., Ltd.	41,700	775,905
Zenkoku Hosho Co., Ltd.	23,842	834,135
		14,649,182

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (concluded)
Jersey | 1.2%
JTC PLC	184,201	$720,208
Luxembourg | 0.8%
Stabilus SA	10,084	486,519
Netherlands | 2.2%
Aalberts Industries NV	17,714	613,072
Van Lanschot Kempen NV	29,887	677,133
		1,290,205
New Zealand | 1.9%
Freightways, Ltd.	114,449	644,111
Mainfreight, Ltd.	20,713	506,010
		1,150,121
Singapore | 0.9%
XP Power, Ltd.	16,631	541,245
Sweden | 6.2%
Dometic Group AB	77,803	611,855
Granges AB	59,197	608,255
Indutrade AB	27,697	788,654
Lifco AB, B Shares	21,358	871,278
Loomis AB, B Shares	23,915	823,551
		3,703,593
Switzerland | 1.5%
Kardex AG	5,783	872,153
Thailand | 0.5%
Hana Microelectronics Public Co., Ltd (‡)	309,000	301,843
United Kingdom | 16.0%
Ascential PLC	144,133	669,837
Auto Trader Group PLC	108,792	739,485
Burford Capital, Ltd.	32,493	713,965
Clinigen Healthcare, Ltd.	78,950	954,353
Electrocomponents PLC	78,031	572,423
Equiniti Group PLC	239,402	650,742
GB Group PLC	66,674	426,056
Hunting PLC	91,286	710,497
Huntsworth PLC	525,993	589,879
Polypipe Group PLC	147,175	772,869
Rentokil Initial PLC	164,502	757,238
Rightmove PLC	111,365	740,313
Savills PLC	40,006	472,011
Smart Metering Systems PLC	100,376	713,439
		9,483,107
United States | 0.7%
Core Laboratories NV	5,760	397,037
Description	Shares	Fair Value
Total Common Stocks (Cost $57,832,994)		$58,194,647
Short-Term Investments | 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $1,045,939)	1,045,939	$1,045,939
Total Investments | 99.7% (Cost $58,878,933)		$59,240,586
Cash and Other Assets in Excess of Liabilities | 0.3%		206,950
Net Assets | 100.0%		$59,447,536

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 93.0%
Canada | 7.4%
CAE, Inc.	7,732,561	$171,333,207
National Bank of Canada	2,433,220	109,812,174
Rogers Communications, Inc., Class B	1,121,570	60,318,955
Suncor Energy, Inc.	3,847,508	124,694,557
		466,158,893
China | 4.6%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	541,440	98,785,728
Ping An Bank Co., Ltd., Class A	29,444,592	56,248,915
Ping An Insurance (Group) Co. of China, Ltd., Class H	6,334,500	70,923,761
Tencent Holdings, Ltd.	1,427,200	65,624,905
		291,583,309
Denmark | 2.9%
Carlsberg A/S, Class B	893,980	111,708,843
Genmab A/S (*)	418,532	72,641,119
		184,349,962
Finland | 2.7%
Sampo Oyj, A Shares	3,723,813	168,884,914
France | 8.8%
Safran SA	1,253,881	172,048,726
Sanofi	1,228,542	108,638,834
Ubisoft Entertainment SA (*)	1,002,641	89,471,338
Vivendi SA	6,286,642	182,251,343
		552,410,241
Germany | 0.6%
Beiersdorf AG	384,302	39,981,247
Hong Kong | 2.1%
AIA Group, Ltd.	13,155,000	130,944,921
India | 1.8%
Housing Development Finance Corp., Ltd.	2,410,516	68,516,306
ICICI Bank, Ltd. Sponsored ADR	3,747,300	42,944,058
		111,460,364
Ireland | 1.2%
Ryanair Holdings PLC Sponsored ADR (*)	1,005,995	75,389,265
Israel | 1.0%
Bank Leumi Le-Israel BM	9,318,165	61,110,856
Japan | 13.9%
AEON Financial Service Co., Ltd.	4,642,800	94,587,344
Daiwa House Industry Co., Ltd.	3,980,000	126,620,005
en-japan, Inc.	843,000	24,716,869
Kao Corp.	1,203,000	94,973,648
Description	Shares	Fair Value
Komatsu, Ltd.	3,645,800	$85,261,465
Makita Corp.	3,367,500	117,494,981
Nexon Co., Ltd. (*)	8,462,400	132,983,727
Pan Pacific International Holdings Corp.	952,200	63,127,043
Suzuki Motor Corp.	1,603,300	71,107,616
Yamaha Corp.	1,288,200	64,603,307
		875,476,005
Netherlands | 3.9%
ABN AMRO Group NV	4,775,405	107,818,242
Wolters Kluwer NV	2,011,644	137,096,739
		244,914,981
New Zealand | 0.7%
Z Energy, Ltd.	10,774,387	45,962,301
Norway | 1.4%
Equinor ASA	4,092,404	89,687,557
Philippines | 0.7%
GT Capital Holdings, Inc.	2,430,637	43,138,368
Singapore | 2.1%
DBS Group Holdings, Ltd.	6,955,100	129,605,929
Spain | 1.0%
Red Electrica Corporacion SA	2,779,593	59,252,069
Sweden | 3.2%
Assa Abloy AB, Class B	5,035,832	108,575,983
Hexagon AB, B Shares	1,745,346	91,155,694
		199,731,677
Switzerland | 5.6%
Julius Baer Group, Ltd.	2,574,310	104,180,832
Novartis AG	1,698,428	163,463,039
Partners Group Holding AG	119,797	87,202,166
		354,846,037
United Kingdom | 19.6%
Ashtead Group PLC	1,395,179	33,705,461
British American Tobacco PLC	1,639,550	68,402,995
Bunzl PLC	2,715,457	89,592,765
CNH Industrial NV	5,925,557	60,427,841
Coca-Cola European Partners PLC (*)	2,292,726	118,104,842
Compass Group PLC	3,742,463	87,970,927
Diageo PLC	4,048,183	165,578,501
Informa PLC	18,282,317	177,276,664
Prudential PLC	5,099,710	102,215,555
RELX PLC	5,697,523	122,021,884
Rio Tinto PLC	2,560,857	148,993,832
The Weir Group PLC	2,889,492	58,909,863
		1,233,201,130

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
United States | 7.8%
Accenture PLC, Class A	1,061,480	$186,841,709
Aon PLC	923,620	157,661,934
Medtronic PLC	1,623,170	147,838,324
		492,341,967
Total Common Stocks (Cost $5,198,150,162)		5,850,431,993
Preferred Stocks | 2.2%
Germany | 2.2%
Volkswagen AG (Cost $170,720,845)	905,090	142,453,675
Short-Term Investments | 4.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $267,492,251)	267,492,251	267,492,251
Total Investments | 99.5% (Cost $5,636,363,258)		$6,260,377,919
Cash and Other Assets in Excess of Liabilities | 0.5%		32,368,323
Net Assets | 100.0%		$6,292,746,242

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio
Common Stocks | 96.5%
Australia | 5.2%
AGL Energy, Ltd.	19,340	$299,059
Cochlear, Ltd.	367	45,330
CSL, Ltd.	1,165	161,843
Evolution Mining, Ltd.	23,134	59,728
Newcrest Mining, Ltd.	3,292	59,483
Qantas Airways, Ltd.	30,490	122,680
Regis Resources, Ltd.	21,162	79,288
Sandfire Resources NL	9,897	48,790
Saracen Mineral Holdings, Ltd. (*)	33,704	68,850
Shopping Centres Australasia Property Group REIT	27,128	50,884
Vicinity Centres REIT	31,355	57,847
Washington H Soul Pattinson & Co., Ltd.	5,150	96,312
Woolworths Group, Ltd.	3,830	82,848
		1,232,942
Belgium | 1.1%
Colruyt SA	1,290	95,391
Proximus SADP	2,220	64,077
UCB SA	1,173	100,783
		260,251
Canada | 8.1%
Air Canada (*)	2,561	61,728
Alimentation Couche-Tard, Inc., Class B	1,115	65,681
Barrick Gold Corp.	4,377	60,004
BRP, Inc.	2,016	55,938
CAE, Inc.	2,340	51,848
CGI, Inc. (*)	2,261	155,437
Colliers International Group, Inc.	825	55,111
Constellation Software, Inc.	80	67,797
Granite Real Estate Investment Trust	1,398	66,796
H&R Real Estate Investment Trust	5,206	91,198
Kirkland Lake Gold, Ltd.	1,597	48,567
National Bank of Canada	3,166	142,883
Rogers Communications, Inc., Class B	6,011	323,276
Royal Bank of Canada	4,160	313,848
Teck Resources, Ltd., Class B	2,807	64,947
The Toronto-Dominion Bank	5,493	298,090
		1,923,149
China | 0.3%
Yangzijiang Shipbuilding Holdings, Ltd.	58,500	64,997
Denmark | 0.6%
Coloplast A/S, Class B	447	49,057
H. Lundbeck A/S	951	41,176
Description	Shares	Fair Value
Novo Nordisk A/S, Class B	1,105	$57,852
		148,085
France | 1.6%
Engie SA	6,966	103,919
Hermes International	91	60,140
Ipsen SA	480	65,909
Total SA	1,733	96,238
Unibail-Rodamco-Westfield REIT	360	59,016
		385,222
Germany | 1.1%
Allianz SE	821	182,606
Deutsche Lufthansa AG	3,160	69,347
		251,953
Hong Kong | 0.6%
Jardine Matheson Holdings, Ltd.	700	43,695
Swire Pacific, Ltd., Class A	8,000	103,041
		146,736
Israel | 1.1%
Bank Leumi Le-Israel BM	19,524	128,043
Israel Discount Bank, Ltd., Class A	39,306	136,066
		264,109
Italy | 3.4%
Enel SpA	38,294	245,105
Eni SpA	3,175	56,088
Italgas SpA	12,538	77,514
Poste Italiane SpA	11,805	114,890
Terna SpA	50,224	318,588
		812,185
Japan | 6.6%
Amano Corp.	2,400	56,678
Bandai Namco Holdings, Inc.	1,200	56,323
Daito Trust Construction Co., Ltd.	400	55,762
Daiwa House Industry Co., Ltd.	4,900	155,889
East Japan Railway Co.	2,300	222,434
Japan Post Holdings Co., Ltd.	16,200	189,676
Japan Prime Realty Investment Corp. REIT	13	53,550
McDonald’s Holdings Co. Japan, Ltd.	2,500	115,720
MS&AD Insurance Group Holdings, Inc.	2,200	67,060
NTT DOCOMO, Inc.	7,700	170,764
Seven & I Holdings Co., Ltd.	1,800	67,924
Shikoku Electric Power Co., Inc.	4,000	48,753
Sumitomo Mitsui Construction Co., Ltd.	11,100	77,404
Taisei Corp.	1,500	69,789
The Gunma Bank, Ltd.	11,600	44,004

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (continued)
Tokyo Gas Co., Ltd.	3,600	$97,403
		1,549,133
Malta | 0.2%
Kindred Group PLC	4,464	44,636
Netherlands | 1.0%
Euronext NV	1,165	73,936
Koninklijke Ahold Delhaize NV	3,612	96,173
Royal Dutch Shell PLC, A Shares	2,003	62,939
		233,048
New Zealand | 0.2%
Spark New Zealand, Ltd.	17,472	45,245
Norway | 2.9%
Equinor ASA	3,875	84,923
Leroy Seafood Group ASA	7,708	55,967
Mowi ASA	4,560	101,879
Salmar ASA	1,858	89,158
Telenor ASA	17,802	356,541
		688,468
Singapore | 1.1%
Jardine Cycle & Carriage, Ltd.	3,100	74,469
Singapore Airlines, Ltd.	10,000	71,414
Singapore Technologies Engineering, Ltd.	43,600	120,545
		266,428
Spain | 0.3%
Amadeus IT Group SA	724	58,024
Corporacion Financiera Alba SA	417	20,683
		78,707
Sweden | 0.3%
Axfood AB	3,836	71,405
Switzerland | 2.6%
Novartis AG	605	58,228
Partners Group Holding AG	103	74,975
Roche Holding AG	1,497	412,662
The Swatch Group AG	1,073	59,468
		605,333
United Kingdom | 6.0%
Admiral Group PLC	3,328	94,256
Anglo American PLC	4,547	122,085
Auto Trader Group PLC	9,167	62,310
Britvic PLC	4,554	56,612
Cineworld Group PLC	30,719	117,421
Compass Group PLC	7,598	178,600
Howden Joinery Group PLC	8,211	52,019
Description	Shares	Fair Value
Imperial Brands PLC	4,317	$147,921
International Consolidated Airlines Group SA	6,485	43,342
National Grid PLC	19,950	221,842
Rio Tinto, Ltd.	986	68,776
SSP Group PLC	6,347	57,253
Tate & Lyle PLC	8,517	80,555
WH Smith PLC	1,888	52,262
Wm Morrison Supermarkets PLC	23,347	69,234
		1,424,488
United States | 52.2%
3M Co.	337	70,022
AbbVie, Inc.	1,149	92,598
Adobe, Inc. (*)	223	59,427
Aflac, Inc.	4,278	213,900
American Electric Power Co., Inc.	3,266	273,528
Amgen, Inc.	516	98,030
Aon PLC	2,211	377,418
Apple, Inc.	329	62,494
Atmos Energy Corp.	1,923	197,934
AutoZone, Inc. (*)	110	112,653
Avnet, Inc.	2,839	123,127
Booking Holdings, Inc. (*)	25	43,623
Brinker International, Inc.	1,235	54,809
Bristol-Myers Squibb Co.	1,257	59,971
Broadcom, Inc.	217	65,254
Broadridge Financial Solutions, Inc.	1,651	171,192
Burlington Stores, Inc. (*)	343	53,741
Cboe Global Markets, Inc.	547	52,206
CBRE Group, Inc., Class A (*)	1,159	57,313
Church & Dwight Co., Inc.	839	59,762
Cigna Corp.	225	36,185
Comcast Corp., Class A	1,564	62,529
Cracker Barrel Old Country Store, Inc.	420	67,876
Darden Restaurants, Inc.	1,794	217,917
Eastman Chemical Co.	818	62,070
Eli Lilly & Co.	3,137	407,057
Encompass Health Corp.	663	38,719
EPR Properties REIT	767	58,982
Exelon Corp.	3,841	192,549
F5 Networks, Inc. (*)	1,142	179,214
FactSet Research Systems, Inc.	233	57,847
Fiserv, Inc. (*)	2,189	193,245
Graco, Inc.	2,693	133,357
H&R Block, Inc.	4,279	102,439
Honeywell International, Inc.	732	116,329
Hormel Foods Corp.	1,280	57,293

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (concluded)
Humana, Inc.	345	$91,770
Ingredion, Inc.	522	49,428
Insperity, Inc.	367	45,383
Intel Corp.	3,038	163,141
Intercontinental Exchange, Inc.	1,798	136,900
Intuit, Inc.	504	131,751
IQVIA Holdings, Inc. (*)	744	107,024
Jabil, Inc.	1,941	51,611
Johnson & Johnson	1,683	235,267
Kellogg Co.	1,003	57,552
Kimberly-Clark Corp.	2,396	296,864
Lamb Weston Holdings, Inc.	1,523	114,134
Lowe’s Cos., Inc.	753	82,431
LPL Financial Holdings, Inc.	846	58,924
Lululemon Athletica, Inc. (*)	367	60,140
MasterCard, Inc., Class A	421	99,124
McGrath RentCorp	979	55,382
Merck & Co., Inc.	2,887	240,112
MetLife, Inc.	1,481	63,046
Morgan Stanley	1,645	69,419
Nasdaq, Inc.	518	45,320
NetApp, Inc.	788	54,640
Newmark Group, Inc., Class A	2,419	20,174
NIKE, Inc., Class B	2,485	209,262
Northern Trust Corp.	505	45,657
Northrop Grumman Corp.	194	52,302
NRG Energy, Inc.	1,326	56,329
Occidental Petroleum Corp.	1,496	99,035
Paychex, Inc.	2,428	194,726
PepsiCo, Inc.	2,674	327,699
Philip Morris International, Inc.	1,678	148,318
Pinnacle West Capital Corp.	1,899	181,506
Public Storage REIT	258	56,187
Ralph Lauren Corp.	614	79,624
Raytheon Co.	559	101,783
Republic Services, Inc.	4,039	324,655
Ross Stores, Inc.	2,004	186,572
Simon Property Group, Inc. REIT	1,794	326,885
Starbucks Corp.	4,427	329,103
Synchrony Financial	1,421	45,330
Sysco Corp.	4,614	308,031
T-Mobile US, Inc. (*)	1,032	71,311
The Estee Lauder Cos., Inc., Class A	2,304	381,427
The Procter & Gamble Co.	3,415	355,331
The TJX Cos., Inc.	6,648	353,740
The Toro Co.	1,723	118,611
Description	Shares	Fair Value
Tractor Supply Co.	588	$57,483
Tyson Foods, Inc., Class A	1,471	102,132
United States Cellular Corp. (*)	1,211	55,597
UnitedHealth Group, Inc.	755	186,681
USANA Health Sciences, Inc. (*)	460	38,580
Verizon Communications, Inc.	5,699	336,982
Visa, Inc., Class A	438	68,411
Waste Management, Inc.	2,381	247,410
WW Grainger, Inc.	335	100,812
Xcel Energy, Inc.	1,391	78,188
Zoetis, Inc.	922	92,818
		12,330,665
Total Common Stocks (Cost $21,578,374)		22,827,185
Short-Term Investments | 3.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $793,365)	793,365	793,365
Total Investments | 99.9% (Cost $22,371,739)		$23,620,550
Cash and Other Assets in Excess of Liabilities l 0.1%		27,716
Net Assets | 100.0%		$23,648,266

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 94.4%
Auto Components | 2.6%
Aptiv PLC	413,970	$32,906,475
Beverages | 9.1%
Molson Coors Brewing Co., Class B	251,602	15,008,059
The Coca-Cola Co.	2,173,530	101,851,616
		116,859,675
Building Products | 5.4%
Armstrong World Industries, Inc.	870,920	69,168,466
Capital Markets | 7.8%
Intercontinental Exchange, Inc.	676,450	51,504,903
S&P Global, Inc.	234,770	49,430,824
		100,935,727
Communications Equipment | 13.0%
Cisco Systems, Inc.	2,331,575	125,881,734
Motorola Solutions, Inc.	291,115	40,878,369
		166,760,103
Construction Materials | 4.9%
Vulcan Materials Co.	535,208	63,368,627
Entertainment | 2.7%
Electronic Arts, Inc. (*)	348,627	35,430,962
Health Care Equipment & Supplies | 15.7%
Baxter International, Inc.	778,843	63,327,724
Medtronic PLC	1,530,835	139,428,452
		202,756,176
Interactive Media & Services | 6.8%
Alphabet, Inc., Class A (*)	73,941	87,020,423
Internet & Direct Marketing Retail | 3.0%
eBay, Inc.	1,046,185	38,855,311
IT Services | 3.6%
Fiserv, Inc. (*)	525,485	46,389,816
Machinery | 2.0%
Kennametal, Inc.	710,090	26,095,808
Pharmaceuticals | 2.6%
Elanco Animal Health, Inc.(*)	1,046,540	33,562,538
Semiconductors & Semiconductor Equipment | 11.3%
Analog Devices, Inc.	929,135	97,810,042
Skyworks Solutions, Inc.	575,686	47,482,581
		145,292,623
Specialty Retail | 3.9%
Lowe’s Cos., Inc.	453,905	49,688,980
Total Common Stocks (Cost $1,073,830,245)		1,215,091,710
Description	Shares	Fair Value
Short-Term Investments | 4.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $60,166,033)	60,166,033	$60,166,033
Total Investments | 99.1% (Cost $1,133,996,278)		$1,275,257,743
Cash and Other Assets in Excess of Liabilities | 0.9%		12,007,841
Net Assets | 100.0%		$1,287,265,584

Description	Shares	Fair Value
Lazard US Equity Select Portfolio
Common Stocks | 98.4%
Aerospace & Defense | 1.7%
Raytheon Co.	7,175	$1,306,424
Auto Components | 0.8%
Aptiv PLC	7,180	570,738
Banks | 8.8%
Bank of America Corp.	79,630	2,196,992
Citizens Financial Group, Inc.	20,905	679,412
Comerica, Inc.	4,520	331,406
Commerce Bancshares, Inc.	17,285	1,003,567
Wells Fargo & Co.	49,840	2,408,269
		6,619,646
Beverages | 3.8%
The Coca-Cola Co.	61,320	2,873,455
Capital Markets | 3.4%
Intercontinental Exchange, Inc.	33,370	2,540,792
Communications Equipment | 5.0%
Cisco Systems, Inc.	56,930	3,073,651
Motorola Solutions, Inc.	4,670	655,761
		3,729,412
Construction Materials | 0.8%
Vulcan Materials Co.	4,960	587,264
Electrical Equipment | 1.8%
Eaton Corp. PLC	9,185	739,944
Rockwell Automation, Inc.	3,385	593,932
		1,333,876
Energy Equipment & Services | 0.7%
Halliburton Co.	18,655	546,592
Entertainment | 1.2%
Activision Blizzard, Inc.	8,755	398,615
Electronic Arts, Inc. (*)	4,827	490,568
		889,183
Equity Real Estate Investment Trusts (REITs) | 1.6%
Prologis, Inc.	16,535	1,189,693
Food Products | 0.8%
Mondelez International, Inc., Class A	11,550	576,576
Health Care Equipment & Supplies | 5.5%
Danaher Corp.	12,015	1,586,220
Medtronic PLC	28,060	2,555,705
		4,141,925
Health Care Providers & Services | 2.7%
CVS Health Corp.	10,400	560,872
Humana, Inc.	3,107	826,462
Description	Shares	Fair Value
Laboratory Corp. of America Holdings (*)	4,350	$665,463
		2,052,797
Hotels, Restaurants & Leisure | 4.0%
McDonald’s Corp.	12,370	2,349,063
Starbucks Corp.	8,360	621,482
		2,970,545
Household Products | 3.3%
The Procter & Gamble Co.	23,840	2,480,552
Industrial Conglomerates | 3.1%
Honeywell International, Inc.	14,408	2,289,719
Insurance | 1.9%
Aon PLC	8,215	1,402,301
Interactive Media & Services | 6.1%
Alphabet, Inc., Class A (*)	3,900	4,589,871
Internet & Direct Marketing Retail | 1.7%
Booking Holdings, Inc. (*)	290	506,024
eBay, Inc.	20,480	760,627
		1,266,651
IT Services | 4.1%
Accenture PLC, Class A	4,445	782,409
Visa, Inc., Class A	11,825	1,846,947
Worldpay, Inc., Class A (*)	3,742	424,717
		3,054,073
Life Sciences Tools & Services | 1.3%
Thermo Fisher Scientific, Inc.	3,465	948,440
Machinery | 1.6%
Deere & Co.	7,505	1,199,599
Multiline Retail | 0.5%
Dollar Tree, Inc. (*)	3,730	391,799
Oil, Gas & Consumable Fuels | 5.5%
Chevron Corp.	16,255	2,002,291
ConocoPhillips	16,130	1,076,516
EOG Resources, Inc.	11,050	1,051,739
		4,130,546
Pharmaceuticals | 8.8%
Elanco Animal Health, Inc.	17,795	570,686
Johnson & Johnson	21,555	3,013,173
Pfizer, Inc.	46,454	1,972,901
Zoetis, Inc.	10,644	1,071,532
		6,628,292
Road & Rail | 1.6%
Norfolk Southern Corp.	6,535	1,221,326
Semiconductors & Semiconductor Equipment | 3.3%
Analog Devices, Inc.	14,988	1,577,787

Description	Shares	Fair Value
Lazard US Equity Select Portfolio (concluded)
Skyworks Solutions, Inc.	6,250	$515,500
Texas Instruments, Inc.	3,430	363,820
		2,457,107
Software | 6.5%
Microsoft Corp.	32,615	3,846,613
Palo Alto Networks, Inc. (*)	4,240	1,029,811
		4,876,424
Specialty Retail | 3.6%
Lowe’s Cos., Inc.	16,030	1,754,804
Ross Stores, Inc.	9,865	918,432
		2,673,236
Technology Hardware, Storage & Peripherals | 2.9%
Apple, Inc.	11,643	2,211,588
Total Common Stocks (Cost $62,469,714)		73,750,442
Short-Term Investments | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $1,098,456)	1,098,456	1,098,456
Total Investments | 99.9% (Cost $63,568,170)		$74,848,898
Cash and Other Assets in Excess of Liabilities | 0.1%		39,790
Net Assets | 100.0%		$74,888,688

Description	Shares	Fair Value
Lazard US Realty Equity Portfolio
Common Stocks | 2.6%
Hotels, Restaurants & Leisure | 2.6%
Hilton Worldwide Holdings, Inc. (Cost $1,501,695)	21,249	$1,766,004
Real Estate Investment Trusts | 96.4%
Equity Real Estate Investment Trusts | 96.4%
Alexandria Real Estate Equities, Inc.	20,968	2,989,198
American Homes 4 Rent, Class A	123,215	2,799,445
American Tower Corp.	10,361	2,041,739
Americold Realty Trust	57,166	1,744,135
Apartment Investment & Management Co., Class A	13,151	661,364
AvalonBay Communities, Inc.	12,446	2,498,286
Boston Properties, Inc.	20,534	2,749,092
Brixmor Property Group, Inc.	22,600	415,162
Crown Castle International Corp.	5,265	673,920
Equinix, Inc.	11,386	5,159,680
Equity LifeStyle Properties, Inc.	26,443	3,022,435
Essential Properties Realty Trust, Inc.	104,541	2,040,640
Essex Property Trust, Inc.	11,990	3,467,988
Extra Space Storage, Inc.	20,400	2,078,964
Federal Realty Investment Trust	11,950	1,647,307
HCP, Inc.	97,379	3,047,963
Hudson Pacific Properties, Inc.	38,743	1,333,534
Invitation Homes, Inc.	28,919	703,599
Park Hotels & Resorts, Inc.	69,087	2,147,224
Physicians Realty Trust	63,798	1,200,040
Prologis, Inc.	76,553	5,507,988
Public Storage	12,158	2,647,769
RLJ Lodging Trust	34,211	601,087
Simon Property Group, Inc.	31,017	5,651,607
Sun Communities, Inc.	10,319	1,223,008
Sunstone Hotel Investors, Inc.	32,252	464,429
The Macerich Co.	23,041	998,827
VICI Properties, Inc.	61,328	1,341,857
Vornado Realty Trust	20,536	1,384,948
Weyerhaeuser Co.	79,243	2,087,261
Total Real Estate Investment Trusts (Cost $55,444,795)		64,330,496
Short-Term Investments | 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield)
(Cost $588,284)	588,284	588,284
Description	Fair Value
Total Investments | 99.9% (Cost $57,534,774)	$66,684,784
Cash and Other Assets in Excess of Liabilities | 0.1%	38,435
Net Assets | 100.0%	$66,723,219

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio
Common Stocks | 96.7%
Air Freight & Logistics | 1.4%
Echo Global Logistics, Inc. (*)	80,788	$2,001,927
Airlines | 1.5%
Alaska Air Group, Inc.	38,745	2,174,369
Auto Components | 1.2%
Modine Manufacturing Co. (*)	125,865	1,745,748
Banks | 7.7%
Cadence BanCorp	80,560	1,494,388
Comerica, Inc.	19,195	1,407,377
Commerce Bancshares, Inc.	41,377	2,402,349
PacWest Bancorp	57,371	2,157,723
Sterling Bancorp	93,520	1,742,278
Wintrust Financial Corp.	26,875	1,809,494
		11,013,609
Biotechnology | 1.2%
Cellectis SA ADR (*)	45,615	836,579
Exelixis, Inc. (*)	37,535	893,333
		1,729,912
Building Products | 2.5%
Armstrong World Industries, Inc.	32,090	2,548,588
PGT Innovations, Inc. (*)	79,510	1,101,213
		3,649,801
Capital Markets | 1.2%
Morningstar, Inc.	13,685	1,724,173
Chemicals | 2.7%
Ingevity Corp. (*)	11,830	1,249,366
Innospec, Inc.	31,130	2,594,686
		3,844,052
Commercial Services & Supplies | 1.2%
The Brink’s Co.	23,470	1,769,873
Communications Equipment | 1.2%
Ciena Corp. (*)	44,395	1,657,709
Construction Materials | 1.6%
Eagle Materials, Inc.	27,685	2,333,845
Containers & Packaging | 1.1%
Graphic Packaging Holding Co.	125,310	1,582,665
Electric Utilities | 3.6%
OGE Energy Corp.	59,100	2,548,392
PNM Resources, Inc.	56,660	2,682,284
		5,230,676
Electrical Equipment | 4.1%
Atkore International Group, Inc. (*)	103,550	2,229,432
Description	Shares	Fair Value
EnerSys	25,440	$1,657,670
Regal Beloit Corp.	24,215	1,982,482
		5,869,584
Electronic Equipment, Instruments & Components | 1.3%
FLIR Systems, Inc.	38,930	1,852,289
Entertainment | 1.2%
Take-Two Interactive Software, Inc. (*)	18,350	1,731,689
Equity Real Estate Investment Trusts (REITs) | 12.2%
Alexandria Real Estate Equities, Inc.	24,225	3,453,516
Brixmor Property Group, Inc.	125,105	2,298,179
Camden Property Trust	33,845	3,435,268
Hudson Pacific Properties, Inc.	64,500	2,220,090
Kilroy Realty Corp.	36,340	2,760,386
PS Business Parks, Inc.	21,660	3,396,938
		17,564,377
Food & Staples Retailing | 0.7%
Sprouts Farmers Market, Inc. (*)	46,885	1,009,903
Food Products | 0.7%
The Simply Good Foods Co. (*)	47,440	976,790
Health Care Equipment & Supplies | 5.2%
AngioDynamics, Inc. (*)	90,145	2,060,715
Avanos Medical, Inc. (*)	27,920	1,191,626
Lantheus Holdings, Inc. (*)	72,090	1,764,763
STERIS PLC	18,520	2,371,115
		7,388,219
Health Care Providers & Services | 2.5%
Henry Schein, Inc. (*)	22,100	1,328,431
Laboratory Corp. of America Holdings (*)	15,015	2,296,995
		3,625,426
Hotels, Restaurants & Leisure | 3.5%
Papa John’s International, Inc.	30,550	1,617,623
Penn National Gaming, Inc. (*)	83,520	1,678,752
The Cheesecake Factory, Inc.	35,070	1,715,624
		5,011,999
Household Durables | 1.7%
Leggett & Platt, Inc.	57,540	2,429,339
Insurance | 5.1%
Arch Capital Group, Ltd. (*)	70,910	2,291,811
Brown & Brown, Inc.	82,125	2,423,509
Reinsurance Group of America, Inc.	18,360	2,606,753
		7,322,073
IT Services | 3.1%
CoreLogic, Inc. (*)	42,080	1,567,901

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)
Leidos Holdings, Inc.	44,275	$2,837,585
		4,405,486
Life Sciences Tools & Services | 1.2%
Cambrex Corp. (*)	45,095	1,751,941
Machinery | 4.1%
Gardner Denver Holdings, Inc. (*)	53,290	1,481,995
Gates Industrial Corp. PLC (*)	94,405	1,353,768
Kennametal, Inc.	47,104	1,731,072
TriMas Corp. (*)	45,790	1,384,231
		5,951,066
Media | 1.4%
Scholastic Corp.	51,002	2,027,839
Oil, Gas & Consumable Fuels | 1.1%
Cabot Oil & Gas Corp.	61,415	1,602,931
Pharmaceuticals | 2.5%
Catalent, Inc. (*)	55,590	2,256,398
Elanco Animal Health, Inc.	42,750	1,370,993
		3,627,391
Professional Services | 1.4%
FTI Consulting, Inc. (*)	26,560	2,040,339
Semiconductors & Semiconductor Equipment | 3.5%
Cypress Semiconductor Corp.	117,525	1,753,473
Maxim Integrated Products, Inc.	24,100	1,281,397
MKS Instruments, Inc.	21,375	1,988,944
		5,023,814
Software | 5.8%
CyberArk Software, Ltd. (*)	15,760	1,876,228
j2 Global, Inc.	28,085	2,432,161
Palo Alto Networks, Inc. (*)	11,345	2,755,474
SolarWinds Corp.	62,345	1,216,974
		8,280,837
Specialty Retail | 2.0%
Floor & Decor Holdings, Inc., Class A (*)	37,105	1,529,468
Foot Locker, Inc.	21,505	1,303,203
		2,832,671
Textiles, Apparel & Luxury Goods | 2.9%
Carter’s, Inc.	20,385	2,054,604
Steven Madden, Ltd.	60,362	2,042,650
		4,097,254
Trading Companies & Distributors | 1.4%
Air Lease Corp.	58,300	2,002,605
Description	Fair Value
Total Common Stocks (Cost $130,438,829)	$138,884,221
Total Investments | 96.7% (Cost $130,438,829)	$138,884,221
Cash and Other Assets in Excess of Liabilities | 3.3%	4,729,277
Net Assets | 100.0%	$143,613,498

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio
Corporate Bonds | 3.9%
Argentina | 0.6%
Empresa Distribuidora Y Comercializadora Norte, 9.750%, 10/25/22	USD	875	$841,501
Genneia SA, 8.750%, 01/20/22 (#)	USD	320	286,400
			1,127,901
Brazil | 0.2%
Light Servicos de Eletricidade SA/Light Energia SA, 7.250%, 05/03/23	USD	425	426,073
Chile | 0.5%
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/49 (#)	USD	500	505,942
Empresa Electrica Guacolda SA, 4.560%, 04/30/25	USD	600	567,795
			1,073,737
Columbia | 0.3%
AI Candelaria Spain SLU, 7.500%, 12/15/28 (#)	USD	625	651,562
Guatemala | 0.5%
Comcel Trust, 6.875%, 02/06/24	USD	1,020	1,059,525
India | 0.2%
Greenko Dutch BV, 5.250%, 07/24/24	USD	525	505,040
Indonesia | 0.2%
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/28 (#)	USD	400	456,000
Nigeria | 0.1%
IHS Netherlands Holdco BV, 9.500%, 10/27/21	USD	200	206,690
Panama | 0.1%
Sable International Finance, Ltd., 6.875%, 08/01/22 (#)	USD	217	225,962
Peru | 0.4%
Fondo MIVIVIENDA SA, 7.000%, 02/14/24	PEN	960	310,104
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 06/01/28 (#)	USD	450	483,397
			793,501
Turkey | 0.3%
Turkiye Is Bankasi AS, 5.500%, 04/21/19	USD	590	585,133
Description	Security Currency	Principal Amount (000)	Fair Value
Zambia | 0.5%
First Quantum Minerals, Ltd.:
7.250%, 05/15/22 (#)	USD	650	$654,062
7.250%, 04/01/23 (#)	USD	300	292,875
			946,937
Total Corporate Bonds (Cost $7,958,502)			8,058,061
Foreign Government Obligations | 89.8%
Angola | 1.2%
Republic of Angola:
9.500%, 11/12/25	USD	1,352	1,537,900
8.250%, 05/09/28 (#)	USD	430	447,738
9.375%, 05/08/48	USD	200	215,797
9.375%, 05/08/48 (#)	USD	255	275,141
			2,476,576
Argentina | 2.8%
Provincia de Buenos Aires, 7.875%, 06/15/27	USD	225	163,657
Republic of Argentina:
5.625%, 01/26/22	USD	835	719,353
4.625%, 01/11/23	USD	230	188,370
7.500%, 04/22/26	USD	1,700	1,437,120
15.500%, 10/17/26	ARS	7,540	114,656
6.875%, 01/26/27	USD	1,420	1,147,360
6.625%, 07/06/28	USD	435	341,729
7.125%, 07/06/36	USD	605	463,733
7.625%, 04/22/46	USD	490	384,628
7.125%, 06/28/2117	USD	970	714,187
			5,674,793
Bahrain | 0.3%
Kingdom of Bahrain, 6.125%, 07/05/22	USD	570	588,952
Belarus | 0.2%
Republic of Belarus, 7.625%, 06/29/27	USD	425	456,875
Belize | 0.1%
Republic of Belize, 4.938%, 02/20/34 (Ø)	USD	185	108,456
Brazil | 7.6%
Brazil Letras do Tesouro Nacional:
0.000%, 07/01/21	BRL	8,240	1,786,425
0.000%, 01/01/22	BRL	18,090	3,752,472
Brazil NTN-B, 6.000%, 08/15/50	BRL	48	48,128
Brazil NTN-F:
10.000%, 01/01/23	BRL	12,870	3,466,656
10.000%, 01/01/25	BRL	1,750	473,268
10.000%, 01/01/27	BRL	5,945	1,606,479
10.000%, 01/01/29	BRL	3,700	1,005,738
Federal Republic of Brazil:
6.000%, 04/07/26	USD	440	487,520

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
4.625%, 01/13/28	USD	2,241	$2,258,491
5.625%, 02/21/47	USD	565	561,799
			15,446,976
Chile | 1.8%
Bonos de la Tesoreria de la Republica en pesos:
5.000%, 03/01/35	CLP	565,000	894,948
6.000%, 01/01/43	CLP	1,245,000	2,244,579
Republic of Chile, 3.240%, 02/06/28	USD	510	519,435
			3,658,962
Colombia | 4.4%
Colombian Titulos De Tesoreria:
10.000%, 07/24/24	COP	6,906,500	2,573,774
7.500%, 08/26/26	COP	3,137,000	1,058,855
6.000%, 04/28/28	COP	3,919,000	1,191,952
7.000%, 06/30/32	COP	5,611,000	1,786,298
Republic of Colombia:
4.500%, 01/28/26	USD	235	247,925
4.500%, 03/15/29	USD	390	412,425
7.375%, 09/18/37	USD	430	562,094
5.000%, 06/15/45	USD	1,135	1,190,615
			9,023,938
Costa Rica | 1.6%
Republic of Costa Rica:
5.520%, 08/23/23	USD	1,140	1,008,676
4.375%, 04/30/25	USD	1,030	951,210
5.625%, 04/30/43	USD	425	364,248
7.000%, 04/04/44	USD	205	197,777
7.158%, 03/12/45	USD	695	677,625
			3,199,536
Czech Republic | 1.3%
Czech Republic:
3.750%, 09/12/20	CZK	8,260	369,312
2.500%, 08/25/28	CZK	28,630	1,314,411
4.200%, 12/04/36	CZK	18,300	985,627
			2,669,350
Dominican Republic | 2.4%
Dominican Republic:
8.900%, 02/15/23	DOP	33,900	656,671
5.500%, 01/27/25	USD	590	606,225
6.875%, 01/29/26	USD	1,020	1,119,450
5.950%, 01/25/27	USD	675	708,750
6.000%, 07/19/28 (#)	USD	550	579,219
6.850%, 01/27/45	USD	355	381,625
6.500%, 02/15/48 (#)	USD	750	778,646
			4,830,586
Ecuador | 1.2%
Republic of Ecuador:
Description	Security Currency	Principal Amount (000)	Fair Value
10.750%, 03/28/22	USD	315	$352,030
10.750%, 03/28/22 (#)	USD	325	363,205
7.950%, 06/20/24	USD	565	565,664
9.650%, 12/13/26	USD	765	802,389
8.875%, 10/23/27 (#)	USD	460	461,380
			2,544,668
Egypt | 2.8%
Arab Republic of Egypt:
5.577%, 02/21/23 (#)	USD	520	514,150
6.200%, 03/01/24 (#)	USD	1,010	1,021,362
5.875%, 06/11/25	USD	255	252,131
7.500%, 01/31/27	USD	910	953,225
6.588%, 02/21/28 (#)	USD	85	83,194
7.600%, 03/01/29 (#)	USD	530	543,913
8.500%, 01/31/47	USD	530	540,600
8.500%, 01/31/47 (#)	USD	615	627,300
7.903%, 02/21/48 (#)	USD	710	686,925
8.700%, 03/01/49 (#)	USD	530	549,875
			5,772,675
El Salvador | 0.5%
Republic of El Salvador:
7.750%, 01/24/23	USD	205	216,275
5.875%, 01/30/25	USD	181	176,606
6.375%, 01/18/27	USD	180	176,760
8.625%, 02/28/29	USD	150	166,800
8.250%, 04/10/32	USD	115	123,913
7.650%, 06/15/35	USD	65	67,600
7.625%, 02/01/41	USD	150	153,750
			1,081,704
Gabon | 0.2%
Gabonese Republic, 6.375%, 12/12/24	USD	420	401,625
Ghana | 1.0%
Ghana Government Bonds, 24.500%, 04/22/19	GHS	60	11,482
Ghana Treasury Note, 19.950%, 05/06/19	GHS	150	28,695
Republic of Ghana:
7.875%, 08/07/23	USD	350	365,750
7.875%, 03/26/27 (#)	USD	420	423,675
8.125%, 03/26/32 (#)	USD	630	626,891
8.627%, 06/16/49	USD	545	530,694
			1,987,187
Honduras | 0.2%
Honduras Government Bonds, 7.500%, 03/15/24	USD	245	268,119
Republic of Honduras, 6.250%, 01/19/27	USD	105	110,513
			378,632

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Hungary | 1.0%
Hungary:
5.375%, 02/21/23	USD	360	$388,341
5.750%, 11/22/23	USD	370	408,545
Hungary Government Bonds:
6.000%, 11/24/23	HUF	135,750	570,723
2.500%, 10/24/24	HUF	175,210	630,457
			1,998,066
Indonesia | 7.4%
Indonesia Government Bonds:
8.375%, 03/15/24	IDR	7,060,000	518,345
8.125%, 05/15/24	IDR	22,664,000	1,655,236
8.375%, 09/15/26	IDR	8,980,000	658,494
7.000%, 05/15/27	IDR	2,543,000	171,349
9.000%, 03/15/29	IDR	8,440,000	640,705
8.250%, 05/15/29	IDR	12,943,000	947,961
8.750%, 05/15/31	IDR	35,912,000	2,678,269
7.500%, 08/15/32	IDR	26,327,000	1,765,610
8.375%, 03/15/34	IDR	16,579,000	1,193,653
8.250%, 05/15/36	IDR	12,883,000	918,276
Republic of Indonesia:
4.750%, 01/08/26	USD	555	585,994
3.500%, 01/11/28	USD	1,545	1,499,020
4.100%, 04/24/28	USD	595	603,925
4.750%, 02/11/29	USD	600	640,308
5.250%, 01/08/47	USD	360	388,935
4.350%, 01/11/48	USD	215	211,595
			15,077,675
Iraq | 1.1%
Republic of Iraq:
6.752%, 03/09/23	USD	900	913,500
6.752%, 03/09/23 (#)	USD	125	126,875
5.800%, 01/15/28	USD	1,265	1,214,400
			2,254,775
Ivory Coast | 0.4%
Ivory Coast:
5.750%, 12/31/32 (Ø)	USD	271	257,065
6.125%, 06/15/33	USD	525	484,969
			742,034
Kenya | 0.4%
Republic of Kenya:
6.875%, 06/24/24	USD	565	579,831
8.250%, 02/28/48 (#)	USD	170	171,922
			751,753
Lebanon | 1.0%
Lebanese Republic:
6.150%, 06/19/20	USD	130	123,271
6.000%, 01/27/23	USD	661	562,676
6.650%, 04/22/24	USD	510	429,037
6.250%, 11/04/24	USD	232	189,660
Description	Security Currency	Principal Amount (000)	Fair Value
6.200%, 02/26/25	USD	320	$261,600
6.600%, 11/27/26	USD	583	465,919
			2,032,163
Malaysia | 1.6%
Malaysia Government Bonds:
3.882%, 03/10/22	MYR	3,340	828,733
3.418%, 08/15/22	MYR	2,440	595,706
3.795%, 09/30/22	MYR	1,660	410,016
3.955%, 09/15/25	MYR	1,390	344,478
3.844%, 04/15/33	MYR	2,150	512,095
4.642%, 11/07/33	MYR	2,150	558,360
			3,249,388
Mexico | 7.0%
Mexican Bonos:
7.250%, 12/09/21	MXN	24,790	1,258,769
6.500%, 06/09/22	MXN	4,260	211,367
10.000%, 12/05/24	MXN	155,187	8,774,548
8.500%, 05/31/29	MXN	14,680	777,531
7.750%, 05/29/31	MXN	18,020	898,324
7.750%, 11/13/42	MXN	36,680	1,755,799
United Mexican States, 5.750%, 10/12/2110	USD	590	604,750
			14,281,088
Mongolia | 0.3%
Mongolia International Bonds:
10.875%, 04/06/21	USD	145	161,222
5.125%, 12/05/22	USD	285	284,662
8.750%, 03/09/24 (#)	USD	220	247,253
			693,137
Morocco | 0.2%
Kingdom of Morocco:
4.250%, 12/11/22	USD	235	238,819
5.500%, 12/11/42	USD	240	255,900
			494,719
Mozambique | 1.0%
Mozambique International Bonds, 10.500%, 01/18/23	USD	2,268	1,950,378
Namibia | 0.0%
Republic of Namibia, 5.250%, 10/29/25	USD	95	90,963
Nigeria | 1.2%
Republic of Nigeria:
6.375%, 07/12/23	USD	465	479,515
6.500%, 11/28/27 (#)	USD	375	370,312
7.875%, 02/16/32 (#)	USD	485	503,794
7.625%, 11/28/47	USD	505	490,481
7.625%, 11/28/47 (#)	USD	695	675,019
			2,519,121

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Oman | 0.5%
Oman Government International Bonds:
5.625%, 01/17/28	USD	530	$496,875
6.750%, 01/17/48	USD	610	541,375
			1,038,250
Pakistan | 0.8%
Islamic Republic of Pakistan:
8.250%, 04/15/24	USD	405	431,007
8.250%, 09/30/25	USD	705	752,887
6.875%, 12/05/27	USD	520	511,943
			1,695,837
Panama | 1.3%
Republic of Panama:
3.750%, 03/16/25	USD	830	854,900
7.125%, 01/29/26	USD	210	256,396
8.875%, 09/30/27	USD	40	55,435
3.875%, 03/17/28	USD	455	473,130
9.375%, 04/01/29	USD	140	204,145
4.500%, 04/16/50	USD	860	897,328
			2,741,334
Paraguay | 1.3%
Republic of Paraguay:
5.000%, 04/15/26	USD	350	367,500
6.100%, 08/11/44	USD	310	351,075
5.600%, 03/13/48	USD	600	642,195
5.600%, 03/13/48 (#)	USD	740	792,040
5.400%, 03/30/50 (#)	USD	435	453,488
			2,606,298
Peru | 6.6%
Banco de Credito del Peru, 4.850%, 10/30/20 (#)	PEN	2,300	691,529
Republic of Peru:
5.700%, 08/12/24	PEN	710	226,624
7.350%, 07/21/25	USD	795	999,315
8.200%, 08/12/26	PEN	13,090	4,730,684
4.125%, 08/25/27	USD	635	692,785
6.350%, 08/12/28	PEN	6,520	2,123,535
6.950%, 08/12/31	PEN	2,770	939,006
6.900%, 08/12/37	PEN	6,760	2,264,949
5.625%, 11/18/50	USD	590	759,035
			13,427,462
Philippines | 1.7%
Republic of Philippines:
3.625%, 09/09/25	PHP	15,300	258,215
3.000%, 02/01/28	USD	510	503,625
3.750%, 01/14/29	USD	1,535	1,601,249
7.750%, 01/14/31	USD	365	514,075
6.375%, 10/23/34	USD	380	505,702
			3,382,866
Description	Security Currency	Principal Amount (000)	Fair Value
Poland | 1.4%
Poland Government Bonds, 3.250%, 07/25/25	PLN	10,670	$2,919,590
Qatar | 1.0%
State of Qatar:
4.500%, 04/23/28	USD	547	585,974
4.000%, 03/14/29 (#)	USD	1,410	1,453,858
			2,039,832
Romania | 0.6%
Romanian Government Bonds:
5.850%, 04/26/23	RON	1,530	382,657
4.250%, 06/28/23	RON	3,580	844,714
			1,227,371
Russia | 4.1%
Russia Foreign Bonds, 5.250%, 06/23/47	USD	1,600	1,603,160
Russia Government Bonds - OFZ:
7.000%, 08/16/23	RUB	144,250	2,126,937
7.750%, 09/16/26	RUB	135,710	2,032,434
7.050%, 01/19/28	RUB	129,170	1,842,417
6.900%, 05/23/29	RUB	17,730	245,461
8.500%, 09/17/31	RUB	29,610	458,489
			8,308,898
Saudi Arabia | 0.5%
Saudi Government International Bonds, 4.375%, 04/16/29 (#)	USD	1,025	1,065,744
Senegal | 0.3%
Republic of Senegal:
6.250%, 05/23/33	USD	360	345,600
6.750%, 03/13/48	USD	200	184,295
			529,895
South Africa | 4.9%
Republic of South Africa:
10.500%, 12/21/26	ZAR	27,270	2,089,367
8.000%, 01/31/30	ZAR	12,780	816,126
8.250%, 03/31/32	ZAR	42,200	2,678,807
8.500%, 01/31/37	ZAR	32,280	2,015,150
5.375%, 07/24/44	USD	200	186,105
5.650%, 09/27/47	USD	410	390,474
8.750%, 02/28/48	ZAR	16,460	1,034,207
6.300%, 06/22/48	USD	730	742,757
			9,952,993
Sri Lanka | 1.6%
Republic of Sri Lanka:
5.750%, 01/18/22	USD	200	199,607
5.875%, 07/25/22	USD	200	199,597
6.125%, 06/03/25	USD	560	546,000
6.850%, 11/03/25	USD	150	151,426
6.850%, 11/03/25 (#)	USD	395	398,754

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
6.825%, 07/18/26	USD	130	$130,098
6.750%, 04/18/28 (#)	USD	1,595	1,573,069
			3,198,551
Suriname | 0.1%
Republic of Suriname, 9.250%, 10/26/26	USD	150	147,450
Tajikistan | 0.1%
Tajikistan International Bonds, 7.125%, 09/14/27 (#)	USD	190	177,413
Thailand | 2.4%
Thailand Government Bonds:
3.625%, 06/16/23	THB	4,210	141,060
3.850%, 12/12/25	THB	41,643	1,440,925
3.650%, 06/20/31	THB	36,620	1,271,809
3.775%, 06/25/32	THB	29,470	1,031,979
3.400%, 06/17/36	THB	15,930	534,733
3.300%, 06/17/38	THB	13,820	453,010
			4,873,516
Turkey | 3.3%
Republic of Turkey:
6.250%, 09/26/22	USD	360	355,081
7.250%, 12/23/23	USD	600	603,069
4.250%, 04/14/26	USD	650	544,375
4.875%, 10/09/26	USD	795	685,445
6.000%, 03/25/27	USD	635	580,730
6.000%, 01/14/41	USD	190	156,036
6.625%, 02/17/45	USD	328	282,826
5.750%, 05/11/47	USD	530	420,913
Turkey Government Bonds:
10.700%, 02/17/21	TRY	8,885	1,326,655
10.400%, 03/20/24	TRY	4,260	555,851
8.000%, 03/12/25	TRY	6,350	703,278
10.600%, 02/11/26	TRY	4,260	548,211
			6,762,470
Ukraine | 2.2%
Ukraine Government Bonds:
7.750%, 09/01/20	USD	585	582,938
7.750%, 09/01/21	USD	200	198,400
7.750%, 09/01/22	USD	495	486,214
8.994%, 02/01/24	USD	205	206,127
7.750%, 09/01/25	USD	440	418,880
7.750%, 09/01/26	USD	850	799,000
7.750%, 09/01/27	USD	595	554,540
9.750%, 11/01/28	USD	340	350,137
7.375%, 09/25/32	USD	475	423,225
7.375%, 09/25/32 (#)	USD	430	383,130
			4,402,591
Description	Security Currency	Principal Amount (000)	Fair Value
United Arab Emirates | 0.3%
Emirate of Dubai Government International Bonds, 5.250%, 01/30/43	USD	510	$535,500
Uruguay | 0.6%
Republica Orient Uruguay:
4.375%, 01/23/31	USD	630	658,350
5.100%, 06/18/50	USD	175	186,813
4.975%, 04/20/55	USD	435	455,662
			1,300,825
Venezuela | 1.7%
Republic of Venezuela:
7.750%, 10/13/19 («)	USD	245	69,212
6.000%, 12/09/20 («)	USD	121	34,788
12.750%, 08/23/22 («)	USD	1,064	329,840
9.000%, 05/07/23 («)	USD	1,212	356,025
8.250%, 10/13/24 («)	USD	2,218	648,765
7.650%, 04/21/25 («)	USD	1,732	497,950
11.750%, 10/21/26 («)	USD	660	204,600
9.250%, 09/15/27 («)	USD	1,012	316,250
9.250%, 05/07/28 («)	USD	886	259,155
11.950%, 08/05/31 («)	USD	805	241,500
9.375%, 01/13/34 («)	USD	580	189,950
7.000%, 03/31/38 («)	USD	899	251,720
			3,399,755
Zambia | 0.3%
Republic of Zambia, 8.500%, 04/14/24	USD	705	516,413
Total Foreign Government Obligations (Cost $185,508,769)			182,687,605
Quasi Government Bonds | 2.0%
Ecuador | 0.0%
EP Petroecuador, 8.240% (USD LIBOR 3 Month + 5.630%), 09/24/19 (§)	USD	61	60,708
Mexico | 0.3%
Petroleos Mexicanos, 6.500%, 03/13/27	USD	560	560,677
South Africa | 0.6%
Eskom Holdings SOC, Ltd.:
5.750%, 01/26/21	USD	1,015	1,002,313
6.750%, 08/06/23	USD	285	281,437
			1,283,750
Tunisia | 0.2%
Banque Centrale de Tunisie SA, 5.750%, 01/30/25	USD	360	312,300
Turkey | 0.1%
Export Credit Bank of Turkey, 5.375%, 02/08/21	USD	305	292,144

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Ukraine | 0.5%
Ukreximbank Via Biz Finance PLC:
9.625%, 04/27/22	USD	265	$267,120
9.750%, 01/22/25	USD	725	731,489
			998,609
Venezuela | 0.3%
Petroleos de Venezuela SA:
8.500%, 10/27/20	USD	135	119,033
9.000%, 11/17/21 («)	USD	251	65,888
12.750%, 02/17/22 («)	USD	273	74,051
6.000%, 05/16/24 («)	USD	346	77,418
6.000%, 11/15/26 («)	USD	414	92,632
5.375%, 04/12/27 («)	USD	292	66,065
9.750%, 05/17/35 («)	USD	295	80,387
5.500%, 04/12/37 («)	USD	100	22,625
			598,099
Total Quasi Government Bonds (Cost $4,572,889)			4,106,287
Supranational Bonds | 0.9%
European Bank for Reconstruction & Development, 27.500%, 10/02/19	TRY	7,980	1,404,011
International Bank for Reconstruction & Development, 7.450%, 08/20/21	IDR	5,610,000	393,777
Total Supranational Bonds (Cost $1,680,373)			1,797,788

Description	Shares	Fair Value
Short-Term Investments | 1.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $3,401,949)	3,401,949	$3,401,949
Total Investments | 98.3% (Cost $203,122,482) (»)		$200,051,690
Cash and Other Assets in Excess of Liabilities | 1.7%		3,363,349
Net Assets | 100.0%		$203,415,039

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at March 31, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	14,777,929	USD	371,118	CIT	04/08/19	$—	$32,601
ARS	26,223,900	USD	610,000	JPM	04/15/19	—	14,857
BRL	113,520	USD	30,000	BRC	05/03/19	—	1,064
BRL	548,341	USD	146,647	BRC	05/03/19	—	6,876
BRL	658,549	USD	175,463	BRC	05/03/19	—	7,601
BRL	790,440	USD	210,000	BRC	05/03/19	—	8,520
BRL	1,910,265	USD	490,000	BRC	05/03/19	—	3,080
BRL	559,404	USD	149,601	HSB	05/03/19	—	7,011
BRL	528,512	USD	141,302	JPM	05/03/19	—	6,586
BRL	658,548	USD	175,437	JPM	05/03/19	—	7,576
BRL	190,737	USD	48,863	SCB	05/03/19	—	245
BRL	313,260	USD	79,070	SCB	05/03/19	779	—
BRL	313,978	USD	79,635	SCB	05/03/19	397	—
BRL	426,507	USD	107,970	SCB	05/03/19	746	—
BRL	528,044	USD	141,198	SCB	05/03/19	—	6,601
BRL	622,712	USD	156,736	SCB	05/03/19	1,991	—
BRL	658,549	USD	175,438	SCB	05/03/19	—	7,576
BRL	469,894	USD	125,596	UBS	05/03/19	—	5,822
BRL	658,549	USD	175,230	UBS	05/03/19	—	7,368
CLP	216,323,190	USD	329,987	UBS	06/04/19	—	12,088
COP	414,700,000	USD	130,000	BRC	04/25/19	—	103
COP	2,642,932,800	USD	848,454	BRC	04/25/19	—	20,606
COP	558,000,000	USD	180,000	CIT	04/25/19	—	5,217
COP	1,830,336,892	USD	579,197	UBS	04/25/19	—	5,879
CZK	10,135,311	USD	447,495	BOA	05/20/19	—	6,467
CZK	2,703,120	USD	120,000	BRC	05/20/19	—	2,376
CZK	10,135,311	USD	447,332	BRC	05/20/19	—	6,304
CZK	3,904,807	USD	170,000	SCB	05/20/19	—	86
CZK	11,875,271	USD	526,372	SCB	05/20/19	—	9,631
CZK	10,135,310	USD	447,286	UBS	05/20/19	—	6,258
EUR	450,000	HUF	144,558,450	BRC	05/20/19	218	—
EUR	1,110,000	HUF	353,872,107	JPM	05/20/19	10,019	—
EUR	179,310	HUF	56,212,071	UBS	05/20/19	4,957	—
EUR	271,833	USD	310,000	UBS	05/20/19	—	3,838
HUF	78,609,276	EUR	249,300	BOA	05/20/19	—	5,294
HUF	12,723,773	EUR	39,955	BRC	05/20/19	—	410
HUF	302,761,200	EUR	950,000	BRC	05/20/19	—	8,933
HUF	454,505,480	EUR	1,430,000	BRC	05/20/19	—	17,756
HUF	140,164,230	EUR	440,045	JPM	05/20/19	—	4,405
HUF	150,356,500	EUR	475,000	SCB	05/20/19	—	8,056
HUF	235,752,924	EUR	747,800	SCB	05/20/19	—	16,031
HUF	150,104,750	EUR	475,000	UBS	05/20/19	—	8,938
HUF	565,677,879	EUR	1,792,900	UBS	05/20/19	—	36,878
HUF	22,121,840	USD	80,000	BRC	05/20/19	—	2,473
HUF	48,302,710	USD	172,636	BRC	05/20/19	—	3,357
HUF	159,071,325	USD	570,000	BRC	05/20/19	—	12,528

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HUF	434,376,316	USD	1,553,341	CIT	05/20/19	$—	$31,052
HUF	434,376,316	USD	1,551,621	HSB	05/20/19	—	29,332
HUF	134,137,078	USD	479,635	SCB	05/20/19	—	9,546
HUF	92,006,413	USD	328,990	UBS	05/20/19	—	6,550
IDR	13,929,977,764	USD	966,621	BOA	04/04/19	11,367	—
IDR	1,753,800,000	USD	120,000	BRC	04/04/19	3,130	—
IDR	3,749,110,790	USD	262,346	BRC	04/04/19	869	—
IDR	6,153,253,421	USD	438,703	CIT	04/04/19	—	6,699
IDR	16,578,422,975	USD	1,172,863	HSB	04/04/19	—	8,934
IDR	13,929,977,764	USD	967,360	JPM	04/04/19	10,629	—
IDR	3,749,110,790	USD	262,267	SCB	04/04/19	948	—
IDR	9,273,000,000	USD	660,000	SCB	04/04/19	—	8,966
IDR	13,929,977,764	USD	967,158	SCB	04/04/19	10,830	—
IDR	3,749,110,791	USD	262,186	UBS	04/04/19	1,029	—
IDR	3,307,400,000	USD	230,000	UBS	06/10/19	141	—
MXN	22,130,168	USD	1,141,201	UBS	04/22/19	—	4,739
MYR	12,047,987	USD	2,951,853	SCB	05/29/19	—	4,439
PEN	2,410,316	USD	730,001	CIT	04/04/19	—	3,563
PEN	3,973,238	USD	1,201,826	SCB	04/04/19	—	4,344
PHP	66,252,231	USD	1,260,147	BRC	04/15/19	—	275
PHP	2,995,856	USD	57,069	BRC	05/15/19	—	261
PHP	24,379,950	USD	462,574	BRC	05/15/19	—	270
PHP	66,252,230	USD	1,260,387	CIT	04/15/19	—	515
PHP	66,252,231	USD	1,260,627	SCB	04/15/19	—	755
PHP	2,995,856	USD	57,097	SCB	05/15/19	—	288
PHP	37,673,382	USD	715,136	SCB	05/15/19	—	756
PHP	66,252,231	USD	1,260,389	UBS	04/15/19	—	517
PHP	2,995,855	USD	57,068	UBS	05/15/19	—	260
PHP	5,461,080	USD	104,837	UBS	05/15/19	—	1,282
PLN	1,313,307	USD	350,711	BOA	05/15/19	—	8,187
PLN	2,772,524	USD	733,802	BOA	05/20/19	—	10,584
PLN	71,760	USD	19,166	BRC	05/15/19	—	450
PLN	1,286,859	USD	346,249	BRC	05/15/19	—	10,623
PLN	567,150	USD	150,000	BRC	05/20/19	—	2,058
PLN	918,478	USD	243,032	BRC	05/20/19	—	3,445
PLN	3,700,704	USD	995,469	CIT	05/15/19	—	30,288
PLN	3,462,038	USD	916,060	CIT	05/20/19	—	12,981
PLN	2,655,487	USD	709,028	HSB	05/15/19	—	16,451
PLN	4,097,358	USD	1,084,158	HSB	05/20/19	—	15,355
PLN	2,650,099	USD	707,797	JPM	05/15/19	—	16,625
PLN	4,132,143	USD	1,111,807	JPM	05/15/19	—	34,103
PLN	2,566,853	USD	690,664	SCB	05/15/19	—	21,203
PLN	904,505	USD	240,000	SCB	05/20/19	—	4,058
PLN	1,728,211	USD	464,350	UBS	05/15/19	—	13,616
PLN	1,225,241	USD	324,210	UBS	05/20/19	—	4,604
RON	5,168,372	USD	1,232,120	CIT	04/22/19	—	18,610

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
RUB	14,651,586	USD	226,740	BRC	04/22/19	$—	$4,184
RUB	6,048,900	USD	90,000	BRC	07/31/19	642	—
RUB	22,791,390	USD	340,000	BRC	07/31/19	1,526	—
RUB	35,080,551	USD	519,231	CIT	07/31/19	6,446	—
RUB	30,652,490	USD	454,010	HSB	07/31/19	5,313	—
THB	27,238,410	USD	870,376	BOA	04/18/19	—	11,720
THB	5,090,560	USD	160,000	BRC	04/18/19	473	—
THB	32,580,033	USD	1,030,000	BRC	04/18/19	—	2,957
THB	27,238,410	USD	870,098	CIT	04/18/19	—	11,442
THB	54,476,820	USD	1,740,251	JPM	04/18/19	—	22,940
THB	3,158,000	USD	100,000	SCB	04/18/19	—	448
THB	7,066,289	USD	225,760	SCB	04/18/19	—	3,005
TRY	989,539	USD	173,968	BRC	06/07/19	—	7,169
TRY	635,712	USD	110,000	BRC	07/17/19	—	5,760
TRY	692,653	USD	115,450	BRC	07/17/19	—	1,873
TRY	850,069	USD	147,249	BRC	07/17/19	—	7,860
TWD	30,437,550	USD	990,000	BRC	04/15/19	—	1,628
TWD	60,460,075	USD	1,959,821	BRC	04/15/19	3,446	—
TWD	36,411,956	USD	1,180,179	SCB	04/15/19	2,194	—
USD	208,387	BRL	780,201	BOA	05/03/19	9,516	—
USD	141,613	BRL	530,199	BRC	05/03/19	6,467	—
USD	510,000	BRL	2,026,230	BRC	05/03/19	—	6,479
USD	120,000	CLP	79,761,600	BRC	06/04/19	2,786	—
USD	513,037	COP	1,640,177,720	BRC	04/25/19	—	717
USD	492,623	COP	1,575,653,765	UBS	04/25/19	—	920
USD	100,936	CZK	2,298,071	BRC	05/20/19	938	—
USD	230,000	CZK	5,185,272	UBS	05/20/19	4,368	—
USD	470,000	EUR	413,504	BRC	05/20/19	4,277	—
USD	590,000	EUR	514,823	SCB	05/20/19	10,162	—
USD	450,000	HUF	123,583,455	UBS	05/20/19	16,897	—
USD	652,182	IDR	9,200,982,112	BOA	04/04/19	6,204	—
USD	800,854	IDR	11,313,667,120	BOA	04/04/19	6,550	—
USD	900,000	IDR	12,663,000,000	BOA	04/04/19	10,963	—
USD	1,168,812	IDR	16,578,422,975	HSB	05/02/19	9,035	—
USD	1,884,699	IDR	26,476,256,750	JPM	04/04/19	25,869	—
USD	510,000	IDR	7,300,140,000	JPM	06/10/19	2,029	—
USD	703,762	IDR	9,920,235,722	SCB	04/04/19	7,288	—
USD	1,225,301	IDR	17,221,600,355	UBS	04/04/19	16,216	—
USD	532,527	MXN	10,359,680	BOA	04/22/19	521	—
USD	272,126	MXN	5,256,143	BRC	04/22/19	2,205	—
USD	312,843	MXN	6,083,296	BRC	04/22/19	444	—
USD	624,605	MXN	12,060,489	CIT	04/22/19	5,256	—
USD	682,141	MXN	13,271,397	HSB	04/22/19	608	—
USD	689,262	MXN	13,312,268	JPM	04/22/19	5,630	—
USD	489,461	MXN	9,453,459	SCB	04/22/19	3,993	—
USD	499,982	MXN	9,724,902	SCB	04/22/19	574	—
USD	340,523	MXN	6,575,495	UBS	04/22/19	2,848	—

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	371,608	MXN	7,227,971	UBS	04/22/19	$427	$—
USD	1,247,873	PEN	4,151,674	BOA	05/06/19	—	1,086
USD	163,212	PEN	544,306	BRC	04/04/19	—	835
USD	380,000	PEN	1,278,130	BRC	04/04/19	—	5,212
USD	1,071,034	PEN	3,548,230	BRC	04/17/19	2,458	—
USD	2,405,623	PEN	8,003,026	CIT	05/06/19	—	1,949
USD	1,394,779	PEN	4,640,847	HSB	05/06/19	—	1,340
USD	1,199,830	PEN	3,973,238	SCB	05/06/19	4,550	—
USD	275,240	PEN	918,834	UBS	04/04/19	—	1,685
USD	402,263	PEN	1,350,880	UBS	04/04/19	—	4,875
USD	680,043	PEN	2,291,404	UBS	04/04/19	—	10,557
USD	531,571	PEN	1,767,844	UBS	05/06/19	—	255
USD	228,621	PHP	12,120,326	BRC	04/15/19	—	1,863
USD	2,107,196	PHP	111,167,040	BRC	04/15/19	—	6,789
USD	540,000	PHP	28,555,200	CIT	04/15/19	—	3,014
USD	291,379	PHP	15,446,017	SCB	04/15/19	—	2,347
USD	1,222,804	PHP	64,484,550	SCB	04/15/19	—	3,454
USD	570,000	PLN	2,169,842	BOA	05/15/19	4,084	—
USD	560,000	PLN	2,144,033	SCB	05/20/19	725	—
USD	390,000	PLN	1,470,907	UBS	05/20/19	6,311	—
USD	260,000	RON	1,107,813	SCB	04/22/19	—	109
USD	100,000	RON	420,325	UBS	04/22/19	1,310	—
USD	690,000	RUB	46,314,525	BRC	07/31/19	—	4,017
USD	395,900	THB	12,392,462	SCB	04/18/19	5,244	—
USD	674,100	THB	21,107,419	SCB	04/18/19	8,716	—
USD	173,190	TRY	989,539	HSB	06/07/19	6,391	—
USD	54,619	TRY	318,435	HSB	07/17/19	2,404	—
USD	80,000	TRY	494,368	SCB	07/17/19	—	1,064
USD	270,000	TRY	1,580,354	UBS	07/17/19	10,862	—
USD	833,969	TWD	25,558,649	BRC	04/15/19	4,026	—
USD	326,602	TWD	10,041,716	BRC	05/16/19	—	93
USD	455,953	TWD	13,953,534	BRC	05/16/19	1,991	—
USD	1,177,335	TWD	36,029,972	BRC	05/16/19	5,142	—
USD	833,955	TWD	25,558,648	JPM	04/15/19	4,012	—
USD	452,551	TWD	13,948,977	SCB	04/15/19	—	402
USD	833,887	TWD	25,558,649	SCB	04/15/19	3,944	—
USD	326,634	TWD	10,041,716	SCB	05/16/19	—	61
USD	833,870	TWD	25,558,649	UBS	04/15/19	3,927	—
USD	326,581	TWD	10,041,715	UBS	05/16/19	—	114
USD	140,000	UYU	4,719,120	HSB	06/13/19	—	—
USD	131,380	ZAR	1,910,011	BOA	04/23/19	—	662
USD	131,335	ZAR	1,910,013	BRC	04/23/19	—	707
USD	131,334	ZAR	1,910,013	SCB	04/23/19	—	708
USD	131,351	ZAR	1,910,013	UBS	04/23/19	—	691
UYU	12,260,000	USD	366,682	CIT	06/13/19	—	—
ZAR	3,162,758	USD	218,266	SCB	04/23/19	380	—

Lazard Emerging Markets Debt Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ZAR	4,770,530	USD	330,000	SCB	04/23/19	$—	$206
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$316,638	$817,077

Interest Rate Swap Agreements open at March 31, 2019:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Payment Frequency Paid/Received	Variable Rate	Unrealized Appreciation	Unrealized Depreciation
BRL	GSC	$18,724,202	07/01/21	7.42%	Maturity	Brazil Cetip Interbank Deposit Rate	$—	$3,559
BRL	GSC	10,986,507	07/01/21	7.55	Maturity	Brazil Cetip Interbank Deposit Rate	7,443	—
Total gross unrealized appreciation/depreciation on Interest Rate Swap Agreements							$7,443	$3,559

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio
Corporate Bonds | 30.3%
Australia | 1.0%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	70	$52,124
Canada | 1.1%
Canadian Imperial Bank of Commerce, 2.900%, 09/14/21	CAD	75	57,055
France | 1.2%
Schneider Electric SE, 2.950%, 09/27/22	USD	60	60,253
Germany | 2.5%
BMW Finance NV, 0.875%, 08/16/22	GBP	45	57,362
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20	USD	75	75,647
			133,009
Netherlands | 0.6%
BNG Bank NV, 5.000%, 09/16/20	NZD	45	31,907
Spain | 2.2%
Iberdrola International BV, 1.125%, 04/21/26	EUR	100	116,550
Switzerland | 0.9%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	45	45,748
United Kingdom | 1.9%
Unilever Capital Corp., 3.250%, 03/07/24	USD	100	101,879
United States | 18.9%
Apple, Inc., 3.850%, 05/04/43	USD	90	91,054
Ball Corp., 4.000%, 11/15/23	USD	30	30,225
Bank of America Corp., 3.499%, 05/17/22 (§)	USD	60	60,739
Citigroup, Inc., 3.590% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	90	64,772
Constellation Brands, Inc., 4.250%, 05/01/23	USD	55	57,645
HCA, Inc.:
6.500%, 02/15/20	USD	15	15,438
5.000%, 03/15/24	USD	30	31,767
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	70	52,289
Johnson & Johnson, 3.625%, 03/03/37	USD	55	55,847
Description	Security Currency	Principal Amount (000)	Fair Value
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	80	$83,663
Microsoft Corp., 4.450%, 11/03/45	USD	80	91,209
Morgan Stanley, 3.625%, 01/20/27	USD	75	75,181
Nestle Holdings, Inc., 2.750%, 04/15/20	NOK	340	39,934
NIKE, Inc., 2.375%, 11/01/26	USD	75	72,562
Sealed Air Corp., 4.875%, 12/01/22	USD	30	30,960
Starbucks Corp., 3.100%, 03/01/23	USD	37	37,374
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	30	30,529
United Rentals North America, Inc., 4.625%, 07/15/23	USD	30	30,469
Verizon Communications, Inc., 3.875%, 02/08/29	USD	40	41,124
			992,781
Total Corporate Bonds (Cost $1,601,658)			1,591,306
Foreign Government Obligations | 43.5%
Australia | 2.3%
Queensland Treasury Corp., 3.000%, 03/22/24	AUD	79	59,206
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	72	60,431
			119,637
Bahamas | 2.5%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	118	129,210
Bermuda | 3.8%
Government of Bermuda, 3.717%, 01/25/27	USD	200	197,757
Canada | 1.6%
City of Vancouver, 2.900%, 11/20/25	CAD	50	38,728
Province of Quebec, 1.650%, 03/03/22	CAD	60	44,743
			83,471
Chile | 3.2%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	75,000	113,682
5.000%, 03/01/35	CLP	35,000	55,439
			169,121

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Colombia | 0.9%
Republic of Colombia, 9.850%, 06/28/27	COP	125,000	$48,293
Croatia | 2.0%
Croatia Government International Bonds, 6.625%, 07/14/20	USD	100	104,375
Czech Republic | 2.2%
Czech Republic, 2.500%, 08/25/28	CZK	2,470	113,398
France | 1.1%
Government of France, 1.750%, 06/25/39	EUR	46	58,800
Hungary | 3.3%
Hungary, 6.375%, 03/29/21	USD	50	53,204
Hungary Government Bonds:
3.000%, 06/26/24	HUF	15,600	57,906
3.000%, 10/27/27	HUF	16,590	60,274
			171,384
Ireland | 2.0%
Ireland Government Bonds, 1.700%, 05/15/37	EUR	85	103,944
Italy | 1.0%
Italy Government International Bonds, 6.875%, 09/27/23	USD	50	55,580
Mexico | 2.1%
Mexican Bonos, 6.500%, 06/09/22	MXN	1,170	58,052
United Mexican States, 6.750%, 02/06/24	GBP	35	53,392
			111,444
New Zealand | 1.0%
New Zealand Government Bonds, 6.000%, 05/15/21	NZD	75	55,506
Norway | 2.2%
Oslo Kommune, 1.720%, 05/06/26 (§)	NOK	1,000	115,548
Philippines | 1.9%
Philippine Government Bonds, 4.250%, 04/11/20	PHP	5,460	102,026
Poland | 2.0%
Poland Government Bonds, 2.500%, 07/25/26	PLN	415	107,777
Romania | 3.4%
Romanian Government Bonds:
4.750%, 02/24/25	RON	505	120,486
Description	Security Currency	Principal Amount (000)	Fair Value
2.375%, 04/19/27	EUR	50	$56,784
			177,270
Singapore | 2.7%
Singapore Government Bonds, 3.000%, 09/01/24	SGD	180	139,834
Spain | 1.0%
Spain Government Bonds, 1.400%, 04/30/28	EUR	45	52,559
United Kingdom | 1.3%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	27	36,690
1.500%, 07/22/47	GBP	25	32,119
			68,809
Total Foreign Government Obligations (Cost $2,337,470)			2,285,743
Quasi Government Bonds | 1.5%
Canada | 1.5%
Export Development Canada, 1.800%, 09/01/22 (Cost $79,126)	CAD	105	78,717
Supranational Bonds | 12.2%
African Development Bank, 2.375%, 09/23/21	USD	75	74,977
Asian Development Bank:
1.000%, 12/15/22	GBP	45	58,572
2.125%, 03/19/25	USD	67	65,933
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	75	55,232
International Bank for Reconstruction & Development:
5.750%, 10/28/19	INR	1,500	21,367
3.500%, 01/22/21	NZD	40	28,030
2.500%, 08/03/23	CAD	115	88,235
2.900%, 11/26/25	AUD	40	29,758
International Finance Corp.:
3.625%, 05/20/20	NZD	70	48,634
2.700%, 03/15/23	AUD	65	47,596
2.125%, 04/07/26	USD	125	122,448
Total Supranational Bonds (Cost $645,240)			640,782
US Municipal Bonds | 2.0%
California | 2.0%
California State Build America Bonds, 7.500%, 04/01/34	USD	50	72,182
State of California, 4.500%, 04/01/33	USD	30	32,456
Total US Municipal Bonds (Cost $104,536)			104,638

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
US Treasury Securities | 7.2%
US Treasury Notes:
2.125%, 05/15/25	USD	60	$59,402
2.875%, 08/15/28	USD	156	162,252
3.125%, 11/15/41	USD	148	157,753
Total US Treasury Securities (Cost $363,840)			379,407

Description	Shares	Fair Value
Short-Term Investments | 3.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $161,799)	161,799	$161,799
Total Investments | 99.8% (Cost $5,293,669) (»)		$5,242,392
Cash and Other Assets in Excess of Liabilities | 0.2%		9,632
Net Assets | 100.0%		$5,252,024

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at March 31, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	40,548	USD	28,775	HSB	05/15/19	$40	$—
AUD	41,728	USD	29,585	HSB	05/15/19	68	—
CAD	92,288	USD	68,857	HSB	05/15/19	279	—
CHF	39,121	USD	39,306	HSB	05/15/19	142	—
CZK	1,030,335	USD	45,096	HSB	04/25/19	—	291
CZK	1,421,814	USD	62,235	JPM	04/25/19	—	407
EUR	1,878	USD	2,142	HSB	04/10/19	—	33
EUR	4,010	USD	4,620	HSB	04/10/19	—	119
EUR	10,593	USD	12,305	HSB	04/10/19	—	414
EUR	882,688	USD	1,016,936	HSB	04/10/19	—	26,106
EUR	24,373	USD	27,822	JPM	04/10/19	—	463
EUR	86,509	USD	98,900	JPM	04/10/19	—	1,792
GBP	39,485	USD	52,422	JPM	05/15/19	—	884
JPY	43,226,736	USD	394,554	CIT	05/15/19	—	3,144
JPY	71,061,201	USD	648,546	HSB	05/15/19	—	5,099
MXN	1,550,549	USD	79,367	HSB	05/15/19	—	35
NOK	33,001	USD	3,875	HSB	05/15/19	—	43
NZD	111,194	USD	75,727	HSB	05/15/19	56	—
USD	128,999	AUD	182,457	CIT	05/15/19	—	661
USD	4,400	AUD	6,205	HSB	05/15/19	—	9
USD	165,016	AUD	233,413	HSB	05/15/19	—	856
USD	41,727	CAD	55,389	CIT	05/15/19	234	—
USD	10,000	CAD	13,305	HSB	05/15/19	33	—
USD	26,500	CAD	35,596	HSB	05/15/19	—	166
USD	222,003	CAD	294,647	HSB	05/15/19	1,277	—
USD	20,148	CAD	26,746	JPM	05/15/19	112	—
USD	22,524	CAD	30,003	JPM	05/15/19	48	—
USD	2,200	CHF	2,185	HSB	05/15/19	—	3
USD	165,071	CLP	111,084,615	CIT	04/29/19	1,826	—
USD	51,931	COP	164,025,000	CIT	06/13/19	677	—
USD	6,600	CZK	149,202	HSB	04/25/19	112	—
USD	45,638	CZK	1,030,335	HSB	04/25/19	834	—
USD	62,986	CZK	1,421,814	JPM	04/25/19	1,158	—
USD	111,400	EUR	98,423	CIT	04/10/19	919	—
USD	71,100	EUR	62,571	HSB	04/10/19	863	—
USD	72,568	EUR	64,434	HSB	04/10/19	241	—
USD	101,800	EUR	90,183	HSB	04/10/19	568	—
USD	111,500	EUR	99,120	HSB	04/10/19	236	—
USD	12,031	GBP	9,313	HSB	05/15/19	—	125
USD	15,700	GBP	11,865	HSB	05/15/19	213	—
USD	52,404	HUF	14,746,967	JPM	05/08/19	768	—
USD	57,379	HUF	15,940,127	JPM	05/08/19	1,565	—
USD	19,630	INR	1,414,348	CIT	04/24/19	—	719
USD	58,200	JPY	6,465,903	HSB	05/15/19	—	348
USD	112,800	JPY	12,419,223	JPM	05/15/19	346	—

Lazard Global Fixed Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	101,513	MXN	1,983,212	HSB	05/15/19	$44	$—
USD	20,884	MXN	408,092	JPM	05/15/19	4	—
USD	1,500	NOK	12,944	HSB	05/15/19	—	3
USD	20,800	NOK	182,220	HSB	05/15/19	—	362
USD	131,977	NOK	1,140,550	HSB	05/15/19	—	482
USD	51,050	NZD	75,646	CIT	05/15/19	—	505
USD	175,861	NZD	260,535	HSB	05/15/19	—	1,705
USD	103,239	PHP	5,488,806	HSB	04/24/19	—	1,034
USD	93,855	PLN	358,447	HSB	05/15/19	368	—
USD	123,154	RON	519,907	HSB	06/28/19	1,371	—
USD	10,485	SGD	14,193	HSB	05/15/19	5	—
USD	115,748	SGD	156,657	JPM	05/15/19	62	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$14,469	$45,808

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio
Corporate Bonds | 96.3%
Aerospace & Defense | 0.5%
Triumph Group, Inc., 4.875%, 04/01/21	$1,400	$1,365,000
Auto Components | 2.3%
Dana, Inc., 5.500%, 12/15/24	1,800	1,791,000
Delphi Technologies PLC, 5.000%, 10/01/25 (#)	1,925	1,694,962
Tenneco, Inc., 5.000%, 07/15/26	2,100	1,680,000
The Goodyear Tire & Rubber Co.:
5.125%, 11/15/23	1,550	1,548,063
5.000%, 05/31/26	250	238,375
		6,952,400
Automobiles | 1.0%
Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	2,000	2,062,500
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	785,000
		2,847,500
Building Products | 1.2%
Griffon Corp., 5.250%, 03/01/22	1,800	1,770,750
USG Corp., 4.875%, 06/01/27 (#)	1,650	1,667,531
		3,438,281
Capital Markets | 1.1%
Icahn Enterprises LP, 6.000%, 08/01/20	1,500	1,514,250
MPT Operating Partnership LP, 6.375%, 03/01/24	1,560	1,632,150
		3,146,400
Chemicals | 2.5%
CF Industries, Inc., 3.450%, 06/01/23	1,725	1,673,250
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	912,341
NOVA Chemicals Corp., 5.250%, 08/01/23 (#)	1,550	1,557,750
Valvoline, Inc., 4.375%, 08/15/25	1,500	1,436,250
WR Grace & Co-Conn, 5.125%, 10/01/21 (#)	1,700	1,755,590
		7,335,181
Description	Principal Amount (000)	Fair Value
Commercial Services & Supplies | 3.8%
ACCO Brands Corp., 5.250%, 12/15/24 (#)	$1,800	$1,764,000
Aramark Services, Inc., 5.000%, 04/01/25 (#)	2,000	2,048,000
Ashtead Capital, Inc., 4.375%, 08/15/27 (#)	1,900	1,833,500
KAR Auction Services, Inc., 5.125%, 06/01/25 (#)	1,800	1,779,750
Multi-Color Corp., 4.875%, 11/01/25 (#)	1,750	1,806,875
The ADT Security Corp.:
6.250%, 10/15/21	1,400	1,468,670
4.125%, 06/15/23	500	482,250
		11,183,045
Communications Equipment | 1.1%
CommScope, Inc., 5.000%, 06/15/21 (#)	1,500	1,498,875
Plantronics, Inc., 5.500%, 05/31/23 (#)	1,750	1,754,375
		3,253,250
Construction Materials | 1.2%
James Hardie International Finance DAC, 5.000%, 01/15/28 (#)	1,760	1,702,800
Standard Industries, Inc., 5.375%, 11/15/24 (#)	1,750	1,793,750
		3,496,550
Containers & Packaging | 4.0%
Ball Corp., 4.000%, 11/15/23	2,100	2,115,750
Cascades, Inc., 5.500%, 07/15/22 (#)	1,500	1,507,500
Crown Americas LLC:
4.500%, 01/15/23	1,550	1,565,500
4.250%, 09/30/26	500	483,750
Owens-Brockway Glass Container, Inc., 5.000%, 01/15/22 (#)	2,092	2,144,300
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,454	1,455,479
Sealed Air Corp., 4.875%, 12/01/22 (#)	1,700	1,754,383
Smurfit Kappa Treasury Funding DAC, 7.500%, 11/20/25	750	855,000
		11,881,662
Diversified Consumer Services | 1.2%
Service Corp. International, 4.625%, 12/15/27	1,750	1,739,063

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
The ServiceMaster Co. LLC, 5.125%, 11/15/24 (#)	$1,800	$1,806,750
		3,545,813
Diversified Financial Services | 2.1%
Herc Rentals, Inc., 7.750%, 06/01/24 (#)	1,189	1,261,826
INEOS Group Holdings SA, 5.625%, 08/01/24 (#)	1,700	1,691,500
Level 3 Financing, Inc., 5.125%, 05/01/23	1,550	1,563,563
Travelport Corporate Finance PLC, 6.000%, 03/15/26 (#)	1,500	1,620,000
		6,136,889
Diversified Telecommunication Services | 3.3%
CenturyLink, Inc., 5.625%, 04/01/20	1,550	1,579,745
CyrusOne LP, 5.000%, 03/15/24	2,000	2,042,500
Hughes Satellite Systems Corp., 5.250%, 08/01/26	2,091	2,075,317
SBA Communications Corp., 4.875%, 09/01/24	2,000	2,020,600
Zayo Group LLC, 5.750%, 01/15/27 (#)	1,950	1,945,710
		9,663,872
Energy Equipment & Services | 1.0%
Precision Drilling Corp., 5.250%, 11/15/24	1,500	1,402,500
Transocean, Inc., 9.000%, 07/15/23 (#)	1,500	1,599,375
		3,001,875
Entertainment | 1.2%
Live Nation Entertainment, Inc., 4.875%, 11/01/24 (#)	1,550	1,559,688
Netflix, Inc.:
5.375%, 02/01/21	1,550	1,609,578
4.375%, 11/15/26	500	490,000
		3,659,266
Equity Real Estate Investment Trusts (REITs) | 3.6%
Equinix, Inc., 5.375%, 05/15/27	2,200	2,304,500
ESH Hospitality, Inc., 5.250%, 05/01/25 (#)	2,000	1,987,500
Iron Mountain, Inc., 6.000%, 08/15/23	1,450	1,489,875
Description	Principal Amount (000)	Fair Value
MGM Growth Properties Operating Partnership LP, 4.500%, 09/01/26	$1,800	$1,750,500
RHP Hotel Properties LP, 5.000%, 04/15/23	1,525	1,532,625
Uniti Group LP, 6.000%, 04/15/23 (#)	1,700	1,611,260
		10,676,260
Food & Staples Retailing | 1.7%
Albertsons Cos. LLC, 6.625%, 06/15/24	1,750	1,767,500
Ingles Markets, Inc., 5.750%, 06/15/23	1,500	1,528,125
Performance Food Group, Inc., 5.500%, 06/01/24 (#)	1,805	1,820,794
		5,116,419
Food Products | 2.6%
B&G Foods, Inc., 4.625%, 06/01/21	1,500	1,496,250
Darling Ingredients, Inc., 5.375%, 01/15/22	850	862,750
Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (#)	2,000	2,020,000
Post Holdings, Inc., 5.000%, 08/15/26 (#)	1,800	1,750,500
TreeHouse Foods, Inc., 4.875%, 03/15/22	1,500	1,516,440
		7,645,940
Gas Utilities | 1.1%
AmeriGas Partners LP, 5.625%, 05/20/24	1,550	1,575,188
Suburban Propane Partners LP, 5.500%, 06/01/24	1,800	1,753,380
		3,328,568
Health Care Equipment & Supplies | 1.2%
Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (#)	1,550	1,598,437
Hologic, Inc., 4.625%, 02/01/28 (#)	2,000	1,975,000
		3,573,437
Health Care Providers & Services | 3.2%
Centene Corp.:
6.125%, 02/15/24	1,500	1,571,700
4.750%, 01/15/25	500	510,000
DaVita, Inc., 5.125%, 07/15/24	2,000	1,975,000
Encompass Health Corp., 5.125%, 03/15/23	1,551	1,570,802

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Molina Healthcare, Inc., 5.375%, 11/15/22	$1,700	$1,764,787
Tenet Healthcare Corp.:
4.750%, 06/01/20	700	708,750
4.375%, 10/01/21	1,250	1,271,750
		9,372,789
Hotels, Restaurants & Leisure | 9.7%
1011778 BC ULC, 4.625%, 01/15/22 (#)	1,550	1,557,300
Boyd Gaming Corp.:
6.875%, 05/15/23	1,450	1,506,187
6.375%, 04/01/26	750	776,250
Brinker International, Inc., 5.000%, 10/01/24 (#)	2,000	1,960,040
Cedar Fair LP, 5.375%, 04/15/27	1,550	1,557,750
Cinemark USA, Inc., 4.875%, 06/01/23	1,550	1,576,040
Diamond Resorts International, Inc., 7.750%, 09/01/23 (#)	1,500	1,500,000
GLP Capital LP, 4.875%, 11/01/20	1,500	1,528,500
Golden Nugget, Inc., 6.750%, 10/15/24 (#)	1,622	1,630,110
Hilton Worldwide Finance LLC, 4.625%, 04/01/25	2,015	2,035,150
International Game Technology PLC, 6.250%, 02/15/22 (#)	1,450	1,506,188
KFC Holding Co., 5.250%, 06/01/26 (#)	2,400	2,422,500
MGM Resorts International:
6.625%, 12/15/21	1,000	1,068,750
4.625%, 09/01/26	800	778,000
Scientific Games International, Inc., 5.000%, 10/15/25 (#)	1,750	1,715,000
Six Flags Entertainment Corp., 4.875%, 07/31/24 (#)	1,850	1,821,094
Station Casinos LLC, 5.000%, 10/01/25 (#)	1,700	1,674,500
Wynn Las Vegas LLC, 5.500%, 03/01/25 (#)	2,000	1,975,000
		28,588,359
Household Durables | 0.6%
Tempur Sealy International, Inc., 5.625%, 10/15/23	1,750	1,780,625
Household Products | 1.2%
Energizer Holdings, Inc., 5.500%, 06/15/25 (#)	1,750	1,734,688
Description	Principal Amount (000)	Fair Value
Spectrum Brands, Inc., 5.750%, 07/15/25	$1,800	$1,813,500
		3,548,188
Independent Power & Renewable Electricity Producers | 1.7%
AES Corp., 5.125%, 09/01/27	1,700	1,768,323
Calpine Corp., 6.000%, 01/15/22 (#)	1,500	1,516,875
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,706,250
		4,991,448
IT Services | 1.3%
First Data Corp.:
5.375%, 08/15/23 (#)	1,600	1,635,008
5.000%, 01/15/24 (#)	500	512,000
VeriSign, Inc., 4.625%, 05/01/23	1,550	1,571,312
		3,718,320
Machinery | 3.5%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,714,225
Amsted Industries, Inc., 5.000%, 03/15/22 (#)	1,700	1,704,250
Meritor, Inc., 6.250%, 02/15/24	1,700	1,746,750
Mueller Water Products, Inc., 5.500%, 06/15/26 (#)	1,750	1,776,250
SPX FLOW, Inc., 5.625%, 08/15/24 (#)	1,750	1,758,750
Terex Corp., 5.625%, 02/01/25 (#)	1,790	1,781,050
		10,481,275
Media | 13.2%
AMC Networks, Inc., 4.750%, 12/15/22	1,500	1,511,250
Cable One, Inc., 5.750%, 06/15/22 (#)	1,500	1,522,500
CBS Radio, Inc., 7.250%, 11/01/24 (#)	1,500	1,492,500
CCO Holdings LLC:
5.250%, 03/15/21	1,650	1,657,227
5.125%, 05/01/27 (#)	500	503,125
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,500	1,531,875
CSC Holdings LLC:
5.500%, 05/15/26 (#)	1,000	1,027,800
7.500%, 04/01/28 (#)	1,690	1,810,919
DISH DBS Corp., 5.125%, 05/01/20	1,600	1,610,000

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Lamar Media Corp., 5.750%, 02/01/26	$1,726	$1,803,670
Mediacom Broadband LLC, 5.500%, 04/15/21	1,500	1,501,200
Meredith Corp., 6.875%, 02/01/26	1,700	1,789,250
Nexstar Broadcasting Inc., 5.875%, 11/15/22	1,500	1,539,375
Outfront Media Capital LLC, 5.250%, 02/15/22	1,500	1,515,000
Sinclair Television Group, Inc., 5.375%, 04/01/21	1,650	1,650,000
Sirius XM Radio, Inc.:
5.375%, 04/15/25 (#)	400	410,500
5.000%, 08/01/27 (#)	1,750	1,751,050
TEGNA, Inc., 6.375%, 10/15/23	1,650	1,703,625
The EW Scripps Co., 5.125%, 05/15/25 (#)	1,800	1,714,500
Tribune Media Co., 5.875%, 07/15/22	1,550	1,581,969
Unitymedia Hessen GmbH & Co. KG, 5.000%, 01/15/25 (#)	1,700	1,734,000
Univision Communications, Inc., 5.125%, 02/15/25 (#)	2,000	1,862,500
Videotron, Ltd.:
5.000%, 07/15/22	1,558	1,606,688
5.125%, 04/15/27 (#)	500	510,000
Virgin Media Secured Finance PLC, 5.250%, 01/15/26 (#)	2,100	2,113,125
WMG Acquisition Corp., 4.875%, 11/01/24 (#)	1,600	1,620,000
		39,073,648
Metals & Mining | 2.6%
Alcoa Nederland Holding BV, 6.750%, 09/30/24 (#)	1,800	1,903,500
Anglo American Capital PLC, 4.875%, 05/14/25 (#)	1,650	1,717,372
Freeport-McMoRan, Inc., 4.550%, 11/14/24	2,200	2,156,000
Steel Dynamics, Inc.:
4.125%, 09/15/25	500	488,750
5.000%, 12/15/26	1,550	1,582,938
		7,848,560
Oil, Gas & Consumable Fuels | 9.7%
Antero Resources Corp., 5.125%, 12/01/22	1,600	1,608,480
Cheniere Energy Partners LP, 5.250%, 10/01/25	1,250	1,278,125
Description	Principal Amount (000)	Fair Value
Diamondback Energy, Inc., 4.750%, 11/01/24	$1,550	$1,584,565
Energy Transfer Operating LP:
7.500%, 10/15/20	1,250	1,330,361
5.875%, 01/15/24	750	820,450
Gulfport Energy Corp., 6.000%, 10/15/24	1,700	1,542,988
Holly Energy Partners LP, 6.000%, 08/01/24 (#)	2,040	2,105,280
Murphy Oil Corp., 6.875%, 08/15/24	1,500	1,588,154
Newfield Exploration Co., 5.625%, 07/01/24	1,600	1,747,280
Parsley Energy LLC, 5.625%, 10/15/27 (#)	1,700	1,695,750
PBF Holding Co. LLC, 7.000%, 11/15/23	1,400	1,439,900
Range Resources Corp., 5.000%, 08/15/22	1,700	1,683,000
Southwestern Energy Co., 6.200%, 01/23/25	1,800	1,768,500
Sunoco LP, 5.500%, 02/15/26	1,700	1,683,000
Tallgrass Energy Partners LP, 5.500%, 01/15/28 (#)	1,250	1,251,563
Targa Resources Partners LP, 5.250%, 05/01/23	1,550	1,577,807
Whiting Petroleum Corp.:
5.750%, 03/15/21	900	910,350
6.625%, 01/15/26	1,000	980,000
WPX Energy, Inc.:
6.000%, 01/15/22	900	933,750
5.750%, 06/01/26	1,000	1,015,000
		28,544,303
Personal Products | 0.5%
First Quality Finance Co., Inc., 4.625%, 05/15/21 (#)	1,500	1,496,250
Pharmaceuticals | 0.5%
Mallinckrodt International Finance SA, 5.750%, 08/01/22 (#)	1,700	1,611,260
Professional Services | 1.0%
IHS Markit, Ltd., 5.000%, 11/01/22 (#)	1,500	1,564,950
Nielsen Finance LLC, 5.000%, 04/15/22 (#)	1,550	1,534,500
		3,099,450
Road & Rail | 0.5%
The Hertz Corp., 5.500%, 10/15/24 (#)	1,800	1,509,750

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (concluded)
Semiconductors & Semiconductor Equipment | 0.3%
Qorvo, Inc., 5.500%, 07/15/26 (#)	$1,000	$1,032,600
Software | 1.4%
j2 Cloud Services LLC, 6.000%, 07/15/25 (#)	1,550	1,610,062
Nuance Communications, Inc., 5.625%, 12/15/26	1,500	1,537,500
Rackspace Hosting, Inc., 8.625%, 11/15/24 (#)	1,000	890,880
		4,038,442
Specialty Retail | 1.2%
Group 1 Automotive, Inc., 5.000%, 06/01/22	1,662	1,666,155
Penske Automotive Group, Inc., 5.500%, 05/15/26	1,800	1,773,000
		3,439,155
Technology Hardware, Storage & Peripherals | 2.3%
Dell International LLC, 7.125%, 06/15/24 (#)	1,525	1,617,075
NCR Corp., 4.625%, 02/15/21	1,568	1,565,256
Seagate HDD Cayman, 4.750%, 01/01/25	1,900	1,848,856
Western Digital Corp., 4.750%, 02/15/26	2,000	1,907,500
		6,938,687
Textiles, Apparel & Luxury Goods | 0.6%
Hanesbrands, Inc., 4.625%, 05/15/24 (#)	1,750	1,754,725
Trading Companies & Distributors | 2.1%
HD Supply, Inc., 5.375%, 10/15/26 (#)	1,700	1,734,000
United Rentals North America, Inc.:
4.625%, 07/15/23	1,100	1,117,187
5.750%, 11/15/24	1,650	1,695,375
WESCO Distribution, Inc., 5.375%, 12/15/21	1,600	1,616,000
		6,162,562
Wireless Telecommunication Services | 1.5%
Inmarsat Finance PLC, 4.875%, 05/15/22 (#)	1,750	1,776,600
Sprint Corp., 7.125%, 06/15/24	500	507,500
Description	Principal Amount (000)	Fair Value
T-Mobile USA, Inc., 6.500%, 01/15/26	$2,000	$2,135,000
		4,419,100
Total Corporate Bonds (Cost $286,015,116)		284,697,104

Description	Shares	Fair Value
Short-Term Investments | 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $3,991,593)	3,991,593	$3,991,593
Total Investments | 97.7% (Cost $290,006,709)		$288,688,697
Cash and Other Assets in Excess of Liabilities | 2.3%		6,794,287
Net Assets | 100.0%		$295,482,984

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 7.0%
Automobiles | 7.0%
GM Financial Automobile Leasing Trust:
2.610%, 01/20/21	$2,150	$2,148,737
3.180%, 06/21/21	1,000	1,006,981
Mercedes-Benz Auto Lease Trust, 3.100%, 11/15/21	2,350	2,365,441
World Omni Automobile Lease Securitization Trust:
2.830%, 07/15/21	750	751,458
3.190%, 12/15/21	1,125	1,134,703
		1,886,161
Total Asset-Backed Securities (Cost $7,374,734)		7,407,320
Corporate Bonds | 36.9%
Banks | 16.1%
Bank of America Corp., 2.625%, 10/19/20	4,013	4,003,509
Citigroup, Inc.:
2.450%, 01/10/20	475	473,962
2.400%, 02/18/20	2,640	2,629,768
2.650%, 10/26/20	1,500	1,496,441
JPMorgan Chase & Co.:
6.300%, 04/23/19	2,192	2,196,559
4.400%, 07/22/20	2,887	2,952,103
Wells Fargo & Co., 2.600%, 07/22/20	3,425	3,420,159
		17,172,501
Biotechnology | 0.2%
AbbVie, Inc., 2.500%, 05/14/20	195	194,414
Capital Markets | 8.1%
Morgan Stanley, 5.500%, 01/26/20	4,200	4,290,616
The Goldman Sachs Group, Inc., 5.375%, 03/15/20	4,230	4,328,564
		8,619,180
Electronic Equipment, Instruments & Components | 1.0%
Amphenol Corp., 2.200%, 04/01/20	1,115	1,107,913
Food & Staples Retailing | 1.9%
The Kroger Co., 6.150%, 01/15/20	1,989	2,040,010
Internet & Direct Marketing Retail | 1.1%
eBay, Inc., 3.250%, 10/15/20	1,129	1,133,929
Description	Principal Amount (000)	Fair Value
IT Services | 2.4%
Fiserv, Inc., 2.700%, 06/01/20	$2,510	$2,507,324
Life Sciences Tools & Services | 1.5%
Thermo Fisher Scientific, Inc., 4.500%, 03/01/21	1,500	1,549,100
Oil, Gas & Consumable Fuels | 4.6%
Enterprise Products Operating LLC, 2.550%, 10/15/19	2,525	2,519,999
Valero Energy Corp., 6.125%, 02/01/20	2,375	2,437,158
		4,957,157
Total Corporate Bonds (Cost $39,316,822)		39,281,528
US Government Securities | 9.0%
Mortgage-Backed Securities | 9.0%
Federal Home Loan Mortgage Corp.:
Pool# 848138, 4.651%, 07/01/38 (§)	517	544,394
Pool# 848514, 4.697%, 03/01/32 (§)	1,109	1,165,475
Pool# 848517, 4.545%, 12/01/34 (§)	682	716,011
Pool# 849414, 4.453%, 07/01/35 (§)	848	890,539
Pool# G13867, 5.000%, 06/01/25	198	206,215
Federal National Mortgage Association:
Pool# 725296, 4.705%, 03/01/34 (§)	430	450,387
Pool# 995609, 4.634%, 04/01/35 (§)	454	476,336
Pool# AD0701, 4.357%, 02/01/37 (§)	516	536,703
Pool# AE0149, 4.593%, 12/01/36 (§)	459	482,687
Pool# AE0315, 4.500%, 02/01/21	5	4,736
Pool# AL0345, 4.489%, 11/01/35 (§)	349	365,664
Pool# AL3739, 4.350%, 07/01/38 (§)	134	140,553
Pool# AL3746, 4.518%, 01/01/37 (§)	555	582,726
Pool# AL3941, 6.000%, 03/01/24	114	117,698
Pool# AL4118, 4.543%, 05/01/35 (§)	337	352,328
Pool# AL4545, 4.447%, 05/01/39 (§)	358	375,753
Pool# AL4660, 4.447%, 11/01/41 (§)	432	450,687
Pool# AL5574, 4.415%, 12/01/40 (§)	776	814,440
Pool# AL5642, 4.429%, 05/01/39 (§)	920	966,695
Total US Government Securities (Cost $9,669,637)		9,640,027
US Treasury Securities | 46.2%
US Treasury Notes:
1.625%, 07/31/20	28,260	27,979,608
1.375%, 08/31/20	21,560	21,260,181
Total US Treasury Securities (Cost $49,211,562)		49,239,789

Description	Shares	Fair Value
Lazard US Short Duration Fixed Income Portfolio (concluded)
Short-Term Investments | 0.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $610,964)	610,964	$610,964
Total Investments | 99.7% (Cost $106,183,719)		$106,179,628
Cash and Other Assets in Excess of Liabilities | 0.3%		347,239
Net Assets | 100.0%		$106,526,867

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Income Portfolio
Foreign Government Obligations | 26.6%
Brazil | 5.7%
Brazil NTN-B:
6.000%, 05/15/21	BRL	90	$78,653
6.000%, 05/15/23	BRL	150	133,742
Brazil NTN-F, 10.000%, 01/01/27	BRL	348	94,046
			306,441
Dominican Republic | 1.0%
Dominican Republic Bonds, 10.500%, 04/07/23 (#)	DOP	2,600	52,835
Egypt | 8.9%
Egypt Treasury Bills:
0.000%, 06/25/19	EGP	1,700	93,760
0.000%, 08/20/19	EGP	7,100	382,359
			476,119
Malaysia | 4.3%
Malaysia Government Bonds:
3.654%, 10/31/19	MYR	750	183,970
3.620%, 11/30/21	MYR	180	44,281
			228,251
Mexico | 5.6%
Mexican Bonos, 6.500%, 06/10/21	MXN	5,970	299,296
Russia | 1.1%
Russia Government Bonds - OFZ, 7.050%, 01/19/28	RUB	4,000	57,054
Total Foreign Government Obligations (Cost $1,469,242)			1,419,996
Supranational Bonds | 3.5%
European Investment Bank, 7.200%, 07/09/19 (#) (Cost $206,450)	IDR	2,700,000	188,602

Description	Security Currency	Principal Amount (000)	Fair Value
US Treasury Securities | 56.4%
US Treasury Notes:
0.875%, 04/15/19	USD	200	$199,880
1.625%, 04/30/19	USD	250	249,834
3.125%, 05/15/19	USD	250	250,196
1.250%, 05/31/19	USD	300	299,399
0.875%, 06/15/19	USD	165	164,458
1.625%, 06/30/19	USD	200	199,547
1.625%, 07/31/19	USD	210	209,418
3.625%, 08/15/19	USD	200	200,852
1.625%, 08/31/19	USD	205	204,255
1.750%, 09/30/19	USD	126	125,562
1.000%, 10/15/19	USD	250	248,057
Description	Security Currency	Principal Amount (000)	Fair Value
1.500%, 10/31/19	USD	450	$447,486
3.375%, 11/15/19	USD	220	221,220
Total US Treasury Securities (Cost $3,019,644)			3,020,164

Description	Shares	Fair Value
Short-Term Investments | 5.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $282,910)	282,910	$282,910
Total Investments | 91.8% (Cost $4,978,246) (»)		$4,911,672
Cash and Other Assets in Excess of Liabilities | 8.2%		440,347
Net Assets | 100.0%		$5,352,019

Lazard Emerging Markets Income Portfolio (continued)

Forward Currency Contracts open at March 31, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	1,032,000	USD	24,000	CIT	04/15/19	$—	$579
ARS	3,207,050	USD	77,000	CIT	04/26/19	—	5,262
ARS	2,135,000	USD	50,000	HSB	04/08/19	—	1,094
BRL	116,340	USD	30,000	HSB	04/11/19	—	306
CLP	16,478,750	USD	25,000	CIT	04/08/19	—	784
CLP	35,451,700	USD	53,000	CIT	04/18/19	—	902
CLP	36,680,050	USD	55,000	CIT	04/18/19	—	1,097
CNY	2,543,090	USD	379,000	CIT	05/09/19	—	609
COP	80,636,400	USD	26,000	SCB	04/08/19	—	716
COP	80,745,600	USD	26,000	SCB	05/09/19	—	727
CZK	4,278,000	USD	190,390	CIT	04/05/19	—	4,466
DOP	1,212,720	USD	24,000	CIT	04/12/19	—	—
HUF	63,336,000	USD	226,823	CIT	05/22/19	—	4,827
IDR	299,460,000	USD	21,000	HSB	04/12/19	—	25
IDR	796,000,000	USD	50,000	HSB	09/20/19	4,500	—
ILS	94,000	USD	26,043	CIT	04/08/19	—	155
INR	21,119,260	USD	298,000	HSB	04/09/19	6,127	—
KRW	404,513,130	USD	357,000	SCB	04/12/19	—	1,205
KZT	57,964,400	USD	150,167	HSB	06/19/19	—	113
KZT	2,660,350	USD	6,892	SCB	05/02/19	42	—
MXN	698,000	USD	35,309	CIT	07/12/19	81	—
MXN	100,000	USD	4,981	HSB	07/12/19	89	—
MXN	1,032,000	USD	52,916	SCB	04/15/19	141	—
PEN	334,035	USD	101,000	HSB	04/15/19	—	390
PHP	4,647,224	USD	89,000	CIT	04/26/19	—	968
PLN	948,000	USD	250,116	CIT	05/09/19	—	2,916
RON	126,000	USD	29,889	HSB	04/25/19	—	308
RON	227,000	USD	53,963	HSB	06/21/19	—	777
RUB	17,611,754	USD	266,000	CIT	04/11/19	2,011	—
SGD	443,000	USD	326,719	HSB	05/10/19	393	—
THB	3,808,000	USD	120,438	CIT	05/10/19	—	329
THB	805,000	USD	25,425	HSB	04/25/19	—	44
THB	3,843,000	USD	121,395	SCB	04/12/19	—	268
TRY	1,261,000	USD	219,376	CIT	06/13/19	—	7,738
USD	53,174	AUD	75,000	CIT	04/15/19	—	94
USD	105,224	AUD	149,000	SCB	04/15/19	—	602
USD	56,096	AUD	79,000	SCB	05/22/19	—	51
USD	55,183	BRL	211,556	JPM	05/20/19	1,331	—
USD	52,053	CZK	1,188,000	CIT	04/05/19	422	—
USD	21,000	IDR	306,915,000	SCB	04/12/19	—	497
USD	26,067	ILS	94,000	BNP	04/08/19	180	—
USD	102,914	TRY	600,200	CIT	06/13/19	2,181	—
USD	63,711	TRY	365,000	SCB	06/13/19	2,452	—
USD	132,180	ZAR	1,874,000	SCB	07/12/19	3,864	—
UYU	1,721,200	USD	52,000	CIT	05/31/19	—	—

Lazard Emerging Markets Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
UYU	3,504,357	USD	107,000	HSB	04/05/19	$—	$—
ZAR	1,537,000	USD	107,019	HSB	06/07/19	—	1,332
ZAR	1,874,000	USD	132,445	HSB	07/12/19	—	4,130
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$23,814	$43,311

Description		Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 0.0%
Ivory Coast | 0.0%
Endeavour Mining Corp. (*) (Cost $1,060)		70	$1,051

Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | 144.6%
Bermuda | 1.6%
Golar LNG, Ltd., 2.750%, 02/15/22 (±)	USD	90	$85,871
Teekay Corp., 5.000%, 01/15/23 (±)	USD	73	53,617
			139,488
Canada | 10.3%
Aurora Cannabis, Inc., 5.500%, 02/28/24 (#), (±)	USD	169	233,537
Canopy Growth Corp., 4.250%, 07/15/23 (#), (±)	CAD	186	192,771
Element Fleet Management Corp.:
5.125%, 06/30/19 (±)	CAD	181	135,799
4.250%, 06/30/24	CAD	52	38,912
First Majestic Silver Corp., 1.875%, 03/01/23 (±)	USD	94	90,456
SSR Mining, Inc., 2.500%, 04/01/39 (#), (±)	USD	62	61,419
Tilray, Inc., 5.000%, 10/01/23 (±)	USD	207	171,807
			924,701
China | 9.6%
Ctrip.com International, Ltd.:
1.000%, 07/01/20 (±)	USD	88	89,485
1.250%, 09/15/22 (±)	USD	44	44,637
GDS Holdings, Ltd., 2.000%, 06/01/25 (#), (±)	USD	97	93,525
Huazhu Group, Ltd., 0.375%, 11/01/22 (±)	USD	152	174,496
iQIYI, Inc.:
3.750%, 12/01/23 (#), (±)	USD	131	155,973
2.000%, 04/01/25 (#), (±)	USD	115	119,600
Momo, Inc., 1.250%, 07/01/25 (±)	USD	71	68,389
Weibo Corp., 1.250%, 11/15/22 (#), (±)	USD	130	120,328
			866,433
Mexico | 3.6%
Cemex SAB de CV, 3.720%, 03/15/20 (±)	USD	328	326,003
Description	Security Currency	Principal Amount (000)	Fair Value
Netherlands | 2.2%
Fugro NV:
4.000%, 10/26/21 (±)	EUR	100	$99,017
4.500%, 11/02/24 (±)	EUR	100	100,957
			199,974
Norway | 1.3%
Ship Finance International, Ltd., 5.750%, 10/15/21 (±)	USD	120	118,820
Thailand | 1.6%
Sea, Ltd., 2.250%, 07/01/23 (#), (±)	USD	106	146,614
United States | 114.4%
Air Transport Services Group, Inc., 1.125%, 10/15/24 (±)	USD	105	104,725
Alder Biopharmaceuticals, Inc., 2.500%, 02/01/25 (±)	USD	119	113,594
Allscripts Healthcare Solutions, Inc., 1.250%, 07/01/20 (±)	USD	193	188,773
Arconic, Inc., 1.625%, 10/15/19 (±)	USD	30	29,618
Atlas Air Worldwide Holdings, Inc., 1.875%, 06/01/24 (±)	USD	110	118,223
Benefitfocus, Inc., 1.250%, 12/15/23 (±)	USD	132	151,048
Boingo Wireless, Inc., 1.000%, 10/01/23 (±)	USD	139	124,554
CalAmp Corp., 2.000%, 08/01/25 (#), (±)	USD	122	95,170
Carbonite, Inc., 2.500%, 04/01/22 (±)	USD	51	59,347
Chegg, Inc., 0.250%, 05/15/23 (#), (±)	USD	117	176,424
Cleveland-Cliffs, Inc., 1.500%, 01/15/25 (±)	USD	136	185,684
CONMED Corp., 2.625%, 02/01/24 (±)	USD	89	98,747
Cowen, Inc., 3.000%, 12/15/22 (±)	USD	116	120,844
CSG Systems International, Inc., 4.250%, 03/15/36 (±)	USD	165	173,151
Electronics For Imaging, Inc.:
0.750%, 09/01/19 (±)	USD	67	66,020
2.250%, 11/15/23 (±)	USD	108	110,647
Encore Capital Group, Inc., 3.250%, 03/15/22 (±)	USD	206	181,863
Evolent Health, Inc.:
2.000%, 12/01/21 (±)	USD	69	66,531
1.500%, 10/15/25 (±)	USD	85	67,224
EZCORP, Inc.:
2.125%, 06/15/19 (±)	USD	280	279,160
2.375%, 05/01/25 (±)	USD	113	98,055

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Five9, Inc., 0.125%, 05/01/23 (±)	USD	106	$148,815
Forestar Group, Inc., 3.750%, 03/01/20 (±)	USD	48	47,592
FTI Consulting, Inc., 2.000%, 08/15/23 (±)	USD	98	99,960
Green Plains, Inc.:
3.250%, 10/01/19 (±)	USD	183	186,440
4.125%, 09/01/22 (±)	USD	127	121,523
Herbalife Nutrition, Ltd., 2.625%, 03/15/24 (±)	USD	94	99,089
Hope Bancorp, Inc., 2.000%, 05/15/38 (#), (±)	USD	92	81,168
IH Merger Sub LLC:
3.000%, 07/01/19 (±)	USD	326	431,461
3.500%, 01/15/22 (±)	USD	105	120,023
II VI, Inc., 0.250%, 09/01/22 (±)	USD	47	49,168
IIP Operating Partnership L.P., 3.750%, 02/21/24 (±)	USD	132	159,479
Infinera Corp., 2.125%, 09/01/24 (±)	USD	90	71,077
Innoviva, Inc., 2.125%, 01/15/23 (±)	USD	118	119,710
Inphi Corp., 0.750%, 09/01/21 (±)	USD	118	123,071
Intelsat SA, 4.500%, 06/15/25 (±)	USD	26	30,941
Intercept Pharmaceuticals, Inc., 3.250%, 07/01/23 (±)	USD	98	96,978
Ionis Pharmaceuticals, Inc., 1.000%, 11/15/21	USD	117	158,165
j2 Global, Inc., 3.250%, 06/15/29 (±)	USD	48	64,009
Jazz Investments I, Ltd., 1.500%, 08/15/24 (±)	USD	80	78,280
Karyopharm Therapeutics, Inc., 3.000%, 10/15/25 (±)	USD	128	78,377
KBR, Inc., 2.500%, 11/01/23 (±)	USD	85	85,816
Knowles Corp., 3.250%, 11/01/21 (±)	USD	118	137,808
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	154	105,775
3.750%, 02/15/30 (±)	USD	176	119,974
Liberty Media Corp., 2.250%, 12/01/48 (±)	USD	139	154,949
Ligand Pharmaceuticals, Inc., 0.750%, 05/15/23 (±)	USD	129	110,318
Description	Security Currency	Principal Amount (000)	Fair Value
LivePerson, Inc., 0.750%, 03/01/24 (±)	USD	91	$93,621
Marriott Vacations Worldwide Corp., 1.500%, 09/15/22 (±)	USD	119	112,983
Microchip Technology, Inc., 1.625%, 02/15/27 (±)	USD	132	144,910
MongoDB, Inc., 0.750%, 06/15/24 (#), (±)	USD	131	289,325
Navistar International Corp., 4.750%, 04/15/19 (±)	USD	77	77,096
Neurocrine Biosciences, Inc., 2.250%, 05/15/24 (±)	USD	126	170,272
NRG Energy, Inc., 2.750%, 06/01/48 (±)	USD	116	131,918
Nuance Communications, Inc., 1.000%, 12/15/35 (±)	USD	138	128,734
Nutanix, Inc., 0.000%, 01/15/23 (±)	USD	110	116,737
Okta, Inc., 0.250%, 02/15/23 (±)	USD	125	225,687
Omeros Corp., 6.250%, 11/15/23 (±)	USD	26	28,136
OPKO Health, Inc., 4.500%, 02/15/25 (±)	USD	139	130,966
OSI Systems, Inc., 1.250%, 09/01/22 (±)	USD	114	115,283
Pacira Pharmaceuticals, Inc., 2.375%, 04/01/22 (±)	USD	77	75,806
Palo Alto Networks, Inc., 0.750%, 07/01/23 (±)	USD	95	105,188
Patrick Industries, Inc., 1.000%, 02/01/23	USD	105	93,713
PDL BioPharma, Inc., 2.750%, 12/01/21 (±)	USD	139	158,981
Perficient, Inc., 2.375%, 09/15/23 (#), (±)	USD	92	89,637
Pluralsight, Inc., 0.375%, 03/01/24 (#), (±)	USD	106	113,127
PRA Group, Inc.:
3.000%, 08/01/20 (±)	USD	54	51,988
3.500%, 06/01/23 (±)	USD	132	118,228
PROS Holdings, Inc., 2.000%, 06/01/47 (±)	USD	115	122,332
Pure Storage, Inc., 0.125%, 04/15/23	USD	46	49,245
Rapid7, Inc., 1.250%, 08/01/23 (±)	USD	89	121,269
Redfin Corp., 1.750%, 07/15/23 (±)	USD	96	92,121
Redwood Trust, Inc., 4.750%, 08/15/23 (±)	USD	80	76,294

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Retrophin, Inc., 2.500%, 09/15/25 (±)	USD	89	$82,971
RH, 0.000%, 06/15/23 (±)	USD	44	37,535
Royal Gold, Inc., 2.875%, 06/15/19 (±)	USD	44	43,922
RWT Holdings, Inc., 5.625%, 11/15/19 (±)	USD	111	111,697
SEACOR Holdings, Inc., 3.000%, 11/15/28 (±)	USD	45	43,873
Silicon Laboratories, Inc., 1.375%, 03/01/22 (±)	USD	79	85,741
Synaptics, Inc., 0.500%, 06/15/22 (±)	USD	110	101,504
Tabula Rasa HealthCare, Inc., 1.750%, 02/15/26 (±)	USD	92	97,836
Team, Inc., 5.000%, 08/01/23 (±)	USD	106	114,412
TerraVia Holdings, Inc., 5.000%, 10/01/19	USD	216	4,320
The Greenbrier Cos., Inc., 2.875%, 02/01/24 (±)	USD	127	121,269
The Medicines Co., 3.500%, 01/15/24 (±)	USD	62	79,933
Twilio, Inc., 0.250%, 06/01/23 (±)	USD	131	249,564
Vishay Intertechnology, Inc., 2.250%, 06/15/25 (±)	USD	134	124,678
Wayfair, Inc.:
0.375%, 09/01/22 (±)	USD	68	104,224
1.125%, 11/01/24 (±)	USD	44	63,898
Zillow Group, Inc., 2.000%, 12/01/21 (±)	USD	102	104,057
			10,294,399
Total Convertible Corporate Bonds (Cost $12,751,244)			13,016,432

Description	Counterparty	Number of Contracts	Notional Amount	Fair Value
Purchased Options | 0.3%
Call
Alder Biopharmaceuticals, Inc 15, Expires 07/19/19	RBS	13	$1,300	$1,820
Allegheny Technologies, Inc. 27.5, Expires 04/18/19	RBS	26	2,600	650
Allegheny Technologies, Inc. 30, Expires 04/18/19	RBS	17	1,700	85
Description	Counterparty	Number of Contracts	Notional Amount	Fair Value
Carbonite, Inc. 35, Expires 06/21/19	RBS	7	$700	$105
Cemex SAB de CV 6, Expires 04/18/19	RBS	96	9,600	96
Cemex SAB de CV 7, Expires 07/19/19	RBS	8	800	8
Cleveland-Cliffs, Inc. 10, Expires 04/18/19	RBS	26	2,600	1,066
Ctrip.com International, Ltd. 35, Expires 06/21/19	RBS	9	900	8,370
Energy Select Sector SPDR Fund 70, Expires 04/18/19	RBS	20	2,000	120
Evolent Health, Inc. 17.5, Expires 04/18/19	RBS	8	800	120
First Majestic Silver Corp. 7, Expires 04/18/19	RBS	43	4,300	559
Golar LNG, Ltd. 25, Expires 06/21/19	RBS	9	900	450
Innoviva, Inc. 17.5, Expires 06/21/19	RBS	12	1,200	180
NII Holdings, Inc. 5, Expires 06/21/19	RBS	7	700	21
NII Holdings, Inc. 7.5, Expires 06/21/19	RBS	17	1,700	68
Newpark Resource, Inc. 10, Expires 06/21/19	RBS	22	2,200	770
SSR Mining, Inc. 14, Expires 04/18/19	RBS	9	900	45
Transocean, Ltd. 10, Expires 04/18/19	RBS	15	1,500	75
iShares MSCI Japan ETF 55, Expires 06/21/19	RBS	63	6,300	7,875
Put
Advanced Micro Devices, Inc. 21, Expires 04/18/19	RBS	4	400	24
Cleveland-Cliffs, Inc. 7, Expires 04/18/19	RBS	26	2,600	26
Infinera Corp. 4, Expires 04/18/19	RBS	61	6,100	305
SPDR S&P 500 ETF Trust 263, Expires 04/18/19	RBS	23	2,300	529
Total Purchased Options (Cost $41,104)				23,367

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Short-Term Investments | 26.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $2,393,498)	2,393,498	$2,393,498

Total Investments excluding Securities Sold Short | 171.5% (Cost $15,186,906)		$15,434,348
Securities Sold Short | (71.1)%
Common Stocks | (63.2)%
Bermuda | (0.3)%
Golar LNG, Ltd.	(1,006)	(21,217)
Teekay Corp.	(2,484)	(9,737)
		(30,954)
Canada | (4.1)%
Aurora Cannabis, Inc.	(16,647)	(150,822)
Canopy Growth Corp.	(2,649)	(114,614)
Element Fleet Management Corp.	(572)	(3,617)
First Majestic Silver Corp.	(6,522)	(42,915)
SSR Mining, Inc.	(1,718)	(21,750)
Tilray, Inc.	(538)	(35,250)
		(368,968)
China | (4.2)%
Ctrip.com International, Ltd. ADR	(1,538)	(67,195)
GDS Holdings, Ltd. ADR	(1,392)	(49,680)
Huazhu Group, Ltd. ADR	(2,127)	(89,632)
iQIYI, Inc. ADR	(5,324)	(127,350)
Momo, Inc. Sponsored ADR	(557)	(21,300)
Weibo Corp. Sponsored ADR	(299)	(18,535)
		(373,692)
Monaco | 0.0%
Endeavour Mining Corp.	(70)	(1,049)
Netherlands | (0.7)%
Fugro NV	(6,071)	(61,915)
Norway | (0.3)%
Ship Finance International, Ltd.	(2,280)	(28,135)
Thailand | (1.2)%
Sea, Ltd. ADR	(4,586)	(107,863)
United States | (52.4)%
Air Transport Services Group, Inc.	(1,775)	$(40,914)
Alder Biopharmaceuticals, Inc.	(4,357)	(59,473)
Allscripts Healthcare Solutions, Inc.	(1,965)	(18,746)
Atlas Air Worldwide Holdings, Inc.	(1,269)	(64,161)
Benefitfocus, Inc.	(1,749)	(86,610)
Description	Shares	Fair Value
Boingo Wireless, Inc.	(1,405)	(32,708)
CalAmp Corp.	(1,782)	(22,418)
Carbonite, Inc.	(1,547)	(38,381)
Chegg, Inc.	(3,711)	(141,463)
Cleveland-Cliffs, Inc.	(15,201)	(151,858)
CONMED Corp.	(600)	(49,908)
Cowen, Inc.	(4,496)	(65,147)
CSG Systems International, Inc.	(856)	(36,209)
Electronics For Imaging, Inc.	(1,993)	(53,612)
Encore Capital Group, Inc.	(1,738)	(47,326)
Evolent Health, Inc., Class A	(1,952)	(24,556)
EZCORP, Inc. Class A	(5,171)	(48,194)
Five9, Inc.	(2,216)	(117,071)
FTI Consulting, Inc.	(265)	(20,357)
Green Plains, Inc.	(5,789)	(96,561)
Herbalife Nutrition, Ltd.	(986)	(52,248)
Hope Bancorp, Inc.	(254)	(3,322)
II-VI, Inc.	(638)	(23,759)
Infinera Corp.	(5,833)	(25,315)
Innovative Industrial Properties, Inc. REIT	(1,452)	(118,614)
Innoviva, Inc.	(3,491)	(48,979)
Inphi Corp.	(1,069)	(46,758)
Intelsat SA	(1,189)	(18,620)
Intercept Pharmaceuticals, Inc.	(267)	(29,867)
Invitation Homes, Inc. REIT	(19,956)	(485,529)
Ionis Pharmaceuticals, Inc.	(1,317)	(106,901)
j2 Global, Inc.	(572)	(49,535)
Jazz Pharmaceuticals PLC	(40)	(5,718)
Karyopharm Therapeutics, Inc.	(4,966)	(29,001)
KBR, Inc.	(2,019)	(38,543)
Knowles Corp.	(4,529)	(79,846)
Ligand Pharmaceuticals, Inc.	(158)	(19,862)
Live Nation Entertainment, Inc.	(1,308)	(83,110)
LivePerson, Inc.	(1,526)	(44,285)
Marriott Vacations Worldwide Corp.	(206)	(19,261)
Microchip Technology, Inc.	(1,345)	(111,581)
MongoDB, Inc.	(1,765)	(259,490)
Neurocrine Biosciences, Inc.	(1,239)	(109,156)
NRG Energy, Inc.	(1,107)	(47,025)
Nuance Communications, Inc.	(1,027)	(17,387)
Nutanix, Inc., Class A	(1,303)	(49,175)
Okta, Inc.	(2,304)	(190,610)
Omeros Corp.	(782)	$(13,583)
OPKO Health, Inc.	(24,496)	(63,935)
OSI Systems, Inc.	(637)	(55,801)
Pacira Pharmaceuticals, Inc.	(579)	(22,037)
Palo Alto Networks, Inc.	(89)	(21,616)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Patrick Industries, Inc.	(487)	(22,071)
PDL BioPharma, Inc.	(26,999)	(100,436)
Perficient, Inc.	(1,536)	(42,071)
Pluralsight, Inc., Class A	(1,822)	(57,830)
PRA Group, Inc.	(1,718)	(46,060)
PROS Holdings, Inc.	(1,557)	(65,768)
Pure Storage, Inc., Class A	(495)	(10,786)
Rapid7, Inc.	(1,725)	(87,302)
Redfin Corp.	(1,096)	(22,216)
Redwood Trust, Inc. REIT	(2,250)	(36,338)
Retrophin, Inc.	(1,501)	(33,968)
RH	(118)	(12,148)
SEACOR Holdings, Inc.	(26)	(1,099)
Silicon Laboratories, Inc.	(439)	(35,498)
Synaptics, Inc.	(617)	(24,526)
Tabula Rasa HealthCare, Inc.	(1,002)	(56,533)
Team, Inc.	(3,427)	(59,973)
The Greenbrier Cos., Inc.	(815)	(26,267)
The Medicines Co.	(2,133)	(59,617)
Twilio, Inc., Class A	(1,623)	(209,659)
Vishay Intertechnology, Inc.	(1,917)	(35,407)
Wayfair, Inc., Class A	(884)	(131,230)
Zillow Group, Inc. Class C	(854)	(29,668)
		(4,712,613)
Total Common Stocks (Proceeds $5,279,897)		(5,685,189)
Exchange-Traded Funds | (7.9)%
Energy Select Sector SPDR Fund	(300)	(19,836)
iShares 7-10 Year Treasury Bond ETF	(4,961)	(529,190)
iShares MSCI Japan ETF	(2,950)	(161,424)
Total Exchange-Traded Funds (Proceeds $697,282)		(710,450)
Total Securities Sold Short (Proceeds $5,977,179)		(6,395,639)
Total Investments | 100.4% (Cost and short proceeds $9,209,727) (»)		9,038,709
Liabilities in Excess of Cash and Other Assets | (0.4)%		(39,680)
Net Assets | 100.0%		$8,999,029

Lazard Enhanced Opportunities Portfolio (concluded)

Forward Currency Contracts open at March 31, 2019:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPY	5,206,000	USD	47,348	SSB	06/19/19	$—	$90
USD	213,623	CAD	284,000	SSB	06/19/19	691	—
USD	138,884	EUR	122,000	SSB	06/19/19	1,129	—
USD	46,941	JPY	5,206,000	SSB	06/19/19	—	317
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,820	$407

Written Options open at March 31, 2019:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount	Premiums	Fair Value
Put
Carbonite, Inc. 22.5	RBS	7	$22.50	06/21/19	$700	$651	$(840)
Energy Select Sector SPDR Fund 60	RBS	20	60.00	04/18/19	2,000	989	(80)
Total Written Options		27				$1,640	$(920)

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio
Corporate Bonds | 19.6%
Argentina | 0.9%
Generacion Mediterranea SA, 9.625%, 07/27/23	USD	825	$701,250
Genneia SA, 8.750%, 01/20/22 (#)	USD	330	295,350
			996,600
Bangladesh | 0.6%
Banglalink Digital Communications, Ltd., 8.625%, 05/06/19	USD	650	645,125
Belarus | 0.4%
Eurotorg LLC Via Bonitron DAC, 8.750%, 10/30/22 (#)	USD	450	461,475
Brazil | 1.8%
Cemig Geracao e Transmissao SA, 9.250%, 12/05/24 (#)	USD	300	324,375
Itau Unibanco Holding SA, 6.125%, 12/12/22 (#), (§), (¶)	USD	475	464,909
Light Servicos de Eletricidade SA/Light Energia SA:
7.250%, 05/03/23	USD	425	426,073
7.250%, 05/03/23 (#)	USD	400	401,010
Terraform Global Operating LLC, 6.125%, 03/01/26 (#)	USD	400	390,000
			2,006,367
Chile | 3.8%
AES Gener SA, 7.125%, 03/26/79 (#), (§)	USD	275	281,188
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/49 (#)	USD	2,930	2,964,823
Empresa Electrica Guacolda SA, 4.560%, 04/30/25	USD	525	496,821
Guanay Finance, Ltd., 6.000%, 12/15/20	USD	211	212,660
VTR Finance BV, 6.875%, 01/15/24	USD	359	365,512
			4,321,004
China | 0.0%
G3 Exploration, Ltd., 0.000%, 12/31/99	USD	460	0
Colombia | 1.3%
AI Candelaria Spain SLU, 7.500%, 12/15/28 (#)	USD	500	521,250
Gran Tierra Energy International Holdings, Ltd., 6.250%, 02/15/25 (#)	USD	725	690,562
Description	Security Currency	Principal Amount (000)	Fair Value
Termocandelaria Power, Ltd., 7.875%, 01/30/29 (#)	USD	250	$264,063
			1,475,875
Georgia | 0.3%
BGEO Group JSC, 6.000%, 07/26/23	USD	350	348,687
Guatemala | 1.1%
Comcel Trust, 6.875%, 02/06/24	USD	1,185	1,230,919
India | 0.7%
Greenko Dutch BV, 5.250%, 07/24/24	USD	400	384,792
Vedanta Resources PLC, 6.375%, 07/30/22	USD	400	386,198
			770,990
Indonesia | 0.7%
Minejesa Capital BV, 4.625%, 08/10/30	USD	300	290,956
Star Energy Geothermal Wayang Windu, Ltd., 6.750%, 04/24/33 (#)	USD	541	540,772
			831,728
Israel | 0.2%
Altice Financing SA, 7.500%, 05/15/26	USD	315	302,400
Mauritius | 0.2%
Neerg Energy, Ltd., 6.000%, 02/13/22	USD	200	197,500
Nigeria | 0.8%
IHS Netherlands Holdco BV:
9.500%, 10/27/21 (#)	USD	725	749,250
9.500%, 10/27/21	USD	225	232,526
			981,776
Oman | 0.4%
Oztel Holdings SPC, Ltd., 6.625%, 04/24/28 (#)	USD	450	437,641
Panama | 0.2%
C&W Senior Financing DAC, 7.500%, 10/15/26 (#)	USD	200	206,000
Peru | 1.0%
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 06/01/28 (#)	USD	900	966,793
Inkia Energy, Ltd., 5.875%, 11/09/27 (#)	USD	250	243,829
			1,210,622

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio (continued)
Saudi Arabia | 0.8%
Acwa Power Management And Investments One, Ltd., 5.950%, 12/15/39 (#)	USD	875	$881,562
Singapore | 0.6%
Puma International Financing SA:
5.125%, 10/06/24	USD	400	361,000
5.125%, 10/06/24 (#)	USD	350	315,875
			676,875
South Africa | 0.8%
Liquid Telecommunications Financing PLC, 8.500%, 07/13/22 (#)	USD	850	873,298
South Korea | 0.6%
Heungkuk Life Insurance Co., Ltd., 4.475%, 11/09/47 (§)	USD	200	187,750
SK E&S Co., Ltd., 4.875%, 11/26/19 (§), (¶)	USD	510	506,315
			694,065
Tanzania | 0.6%
HTA Group, Ltd., 9.125%, 03/08/22	USD	625	650,000
Thailand | 0.2%
PTT Exploration & Production Public Co. Ltd., 4.875%, 12/31/99 (§), (¶)	USD	213	212,362
Turkey | 0.9%
Petkim Petrokimya Holding AS, 5.875%, 01/26/23 (#)	USD	350	316,750
Turkiye Halk Bankasi, 4.750%, 06/04/19	USD	240	236,700
Turkiye Is Bankasi AS, 5.000%, 04/30/20	USD	455	440,212
			993,662
Venezuela | 0.1%
Petroleos de Venezuela SA:
5.375%, 04/12/27 («)	USD	170	38,463
5.500%, 04/12/37 («)	USD	180	40,725
			79,188
Zambia | 0.6%
First Quantum Minerals, Ltd.:
7.000%, 02/15/21 (#)	USD	70	71,181
7.500%, 04/01/25 (#)	USD	675	648,844
			720,025
Total Corporate Bonds (Cost $22,513,270)			22,205,746
Description	Security Currency	Principal Amount (000)	Fair Value
Foreign Government Obligations | 67.9%
Angola | 1.0%
Republic of Angola:
9.500%, 11/12/25	USD	525	$597,187
8.250%, 05/09/28	USD	210	218,663
8.250%, 05/09/28 (#)	USD	350	364,438
			1,180,288
Argentina | 3.4%
Republic of Argentina:
4.625%, 01/11/23	USD	1,320	1,081,080
7.500%, 04/22/26	USD	795	672,065
6.875%, 01/26/27	USD	610	492,880
5.875%, 01/11/28	USD	1,682	1,289,901
6.625%, 07/06/28	USD	370	290,666
			3,826,592
Azerbaijan | 2.3%
Republic of Azerbaijan, 4.750%, 03/18/24	USD	2,560	2,643,200
Brazil | 6.5%
Brazil Letras do Tesouro Nacional:
0.000%, 07/01/21	BRL	33,790	7,325,645
0.000%, 01/01/22	BRL	40	8,297
			7,333,942
Colombia | 2.8%
Republic of Colombia:
3.875%, 04/25/27	USD	1,670	1,697,555
5.000%, 06/15/45	USD	1,355	1,421,395
			3,118,950
Congo | 1.8%
Republic of Congo, 6.000%, 06/30/29 (Ø)	USD	2,550	2,001,444
Costa Rica | 1.8%
Republic of Costa Rica:
4.250%, 01/26/23	USD	220	209,467
5.520%, 08/23/23	USD	770	681,299
4.375%, 04/30/25	USD	285	263,199
7.000%, 04/04/44	USD	315	303,901
7.158%, 03/12/45	USD	530	516,750
			1,974,616
Dominican Republic | 1.0%
Dominican Republic:
7.450%, 04/30/44	USD	460	520,720
6.500%, 02/15/48 (#)	USD	615	638,490
			1,159,210
Egypt | 4.2%
Arab Republic of Egypt:
6.200%, 03/01/24 (#)	USD	1,270	1,284,287
6.588%, 02/21/28	USD	200	195,750

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio (continued)
6.588%, 02/21/28 (#)	USD	500	$489,375
7.600%, 03/01/29 (#)	USD	2,180	2,237,225
8.500%, 01/31/47 (#)	USD	100	102,000
8.700%, 03/01/49 (#)	USD	440	456,500
			4,765,137
Ghana | 1.6%
Republic of Ghana:
8.125%, 03/26/32 (#)	USD	1,480	1,472,696
8.950%, 03/26/51 (#)	USD	285	285,748
			1,758,444
Hungary | 2.9%
Hungary:
5.375%, 02/21/23	USD	1,860	2,006,428
5.750%, 11/22/23	USD	1,180	1,302,927
			3,309,355
Indonesia | 3.5%
Republic of Indonesia:
2.950%, 01/11/23	USD	370	365,490
5.375%, 10/17/23	USD	220	238,123
5.875%, 01/15/24	USD	180	198,501
4.125%, 01/15/25	USD	1,325	1,357,244
4.750%, 01/08/26	USD	305	322,033
3.850%, 07/18/27	USD	940	939,647
4.100%, 04/24/28	USD	545	553,175
			3,974,213
Iraq | 2.1%
Republic of Iraq:
6.752%, 03/09/23	USD	1,285	1,304,275
5.800%, 01/15/28	USD	1,135	1,089,600
			2,393,875
Mexico | 7.7%
Mexican Bonos, 10.000%, 12/05/24	MXN	154,250	8,721,569
Mozambique | 2.5%
Mozambique International Bonds, 10.500%, 01/18/23	USD	3,278	2,818,932
Panama | 3.2%
Republic of Panama:
4.000%, 09/22/24	USD	365	380,695
3.750%, 03/16/25	USD	1,640	1,689,200
7.125%, 01/29/26	USD	550	671,514
8.875%, 09/30/27	USD	185	256,389
3.875%, 03/17/28	USD	550	571,915
			3,569,713
Paraguay | 2.9%
Republic of Paraguay:
4.700%, 03/27/27	USD	2,070	2,155,750
6.100%, 08/11/44	USD	485	549,262
Description	Security Currency	Principal Amount (000)	Fair Value
5.600%, 03/13/48	USD	480	$513,756
			3,218,768
Qatar | 2.5%
State of Qatar, 5.103%, 04/23/48	USD	2,625	2,875,674
Romania | 2.0%
Romanian Government Bonds:
4.375%, 08/22/23	USD	630	652,715
4.875%, 01/22/24	USD	1,490	1,581,262
			2,233,977
Saudi Arabia | 3.3%
Saudi Government International Bonds:
4.000%, 04/17/25	USD	3,115	3,176,521
3.250%, 10/26/26	USD	230	223,388
3.625%, 03/04/28	USD	335	330,729
			3,730,638
South Africa | 2.7%
Republic of South Africa:
10.500%, 12/21/26	ZAR	27,830	2,132,273
8.000%, 01/31/30	ZAR	4,910	313,551
8.250%, 03/31/32	ZAR	10,370	658,275
			3,104,099
Ukraine | 3.9%
Ukraine Government Bonds:
7.750%, 09/01/21	USD	325	322,400
7.750%, 09/01/22	USD	185	181,716
8.994%, 02/01/24	USD	710	713,905
7.750%, 09/01/24	USD	1,260	1,214,640
7.750%, 09/01/25	USD	360	342,720
7.750%, 09/01/26	USD	1,320	1,240,800
9.750%, 11/01/28	USD	370	381,032
			4,397,213
Uruguay | 0.4%
Uruguay Treasury Bills:
0.000%, 08/16/19	UYU	8,070	232,512
0.000%, 08/23/19	UYU	7,770	224,503
			457,015
Venezuela | 1.9%
Republic of Venezuela:
12.750%, 08/23/22 («)	USD	418	129,580
9.000%, 05/07/23 («)	USD	613	180,069
8.250%, 10/13/24 («)	USD	1,174	343,395
7.650%, 04/21/25 («)	USD	1,273	365,987
11.750%, 10/21/26 («)	USD	707	219,170
9.250%, 09/15/27 («)	USD	557	174,063
9.250%, 05/07/28 («)	USD	551	161,168
11.950%, 08/05/31 («)	USD	518	155,400
9.375%, 01/13/34 («)	USD	639	209,272

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio (continued)
7.000%, 03/31/38 («)	USD	851	$238,280
			2,176,384
Total Foreign Government Obligations (Cost $75,700,253)			76,743,248
Quasi Government Bonds | 0.5%
Venezuela | 0.5%
Petroleos de Venezuela SA:
9.000%, 11/17/21 («)	USD	280	73,500
6.000%, 05/16/24 («)	USD	780	174,524
6.000%, 11/15/26 («)	USD	510	114,113
5.375%, 04/12/27 («)	USD	315	71,269
9.750%, 05/17/35 («)	USD	280	76,300
5.500%, 04/12/37 («)	USD	470	$106,338
Total Quasi Government Bonds (Cost $749,618)			616,044

Description		Shares	Fair Value
Short-Term Investments | 11.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $12,737,484)		12,737,484	$12,737,484

Description	Counterparty	Number of Contracts	Notional Amount (000s)	Fair Value
Purchased Options | 0.2%
Call
USD vs CNH Jul 19 6.87, Expires 07/01/19	BRC	$5,690	56,900	$18,532
USD vs CNH Jul 19 6.89, Expires 07/03/19	JPMS	4,250	42,500	12,657
USD vs CNH Jun 19 6.9, Expires 06/26/19	JPMS	6,070	60,700	14,471
Put
USD vs ZAR Jun 19 14.25, Expires 06/17/19	GSC	2,540	25,400	52,291
USD vs ZAR Jun 19 14.25, Expires 06/07/19	JPMS	5,117	51,170	98,835
Total Purchased Options (Cost $426,278)				196,786

Description	Fair Value
Total Investments | 99.5% (Cost $112,126,903) (»)	$112,499,308
Cash and Other Assets in Excess of Liabilities | 0.5%	606,701
Net Assets | 100.0%	$113,106,009

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at March 31, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	346,387	USD	92,637	BRC	05/03/19	$—	$4,344
BRL	416,006	USD	110,840	BRC	05/03/19	—	4,802
BRL	353,376	USD	94,503	HSB	05/03/19	—	4,429
BRL	333,861	USD	89,260	JPM	05/03/19	—	4,161
BRL	416,004	USD	110,824	JPM	05/03/19	—	4,786
BRL	119,211	USD	30,539	SCB	05/03/19	—	153
BRL	195,787	USD	49,419	SCB	05/03/19	487	—
BRL	196,236	USD	49,772	SCB	05/03/19	248	—
BRL	271,414	USD	68,708	SCB	05/03/19	474	—
BRL	333,565	USD	89,194	SCB	05/03/19	—	4,170
BRL	389,195	USD	97,960	SCB	05/03/19	1,244	—
BRL	416,006	USD	110,824	SCB	05/03/19	—	4,786
BRL	4,119,828	USD	1,084,879	SCB	05/03/19	—	34,749
BRL	296,832	USD	79,339	UBS	05/03/19	—	3,678
BRL	416,006	USD	110,693	UBS	05/03/19	—	4,654
EUR	1,090,247	HUF	349,565,815	BRC	04/05/19	2,321	—
EUR	210,000	HUF	67,460,610	BRC	05/20/19	102	—
EUR	1,320,049	HUF	423,273,815	JPM	04/05/19	2,718	—
EUR	600,000	HUF	191,282,220	JPM	05/20/19	5,415	—
EUR	96,550	HUF	30,267,556	UBS	05/20/19	2,669	—
EUR	19,704	USD	22,131	UBS	04/05/19	—	22
HUF	349,565,815	EUR	1,089,832	BRC	05/20/19	—	2,395
HUF	772,839,630	EUR	2,430,000	JPM	04/05/19	—	27,147
HUF	423,273,815	EUR	1,319,576	JPM	05/20/19	—	2,840
HUF	234,239,600	EUR	740,000	SCB	05/20/19	—	12,550
HUF	233,847,400	EUR	740,000	UBS	05/20/19	—	13,924
IDR	15,259,156,040	USD	1,058,855	BOA	04/04/19	12,452	—
IDR	197,253,708	USD	13,803	BRC	04/04/19	46	—
IDR	15,259,156,040	USD	1,059,664	JPM	04/04/19	11,643	—
IDR	197,253,708	USD	13,799	SCB	04/04/19	50	—
IDR	15,259,156,040	USD	1,059,443	SCB	04/04/19	11,864	—
IDR	197,253,707	USD	13,795	UBS	04/04/19	54	—
MXN	12,622,316	USD	650,887	UBS	04/22/19	—	2,686
MXN	14,625,829	USD	754,220	UBS	04/22/19	—	3,132
PHP	17,147,949	USD	326,659	BRC	05/15/19	—	1,491
PHP	17,147,949	USD	326,814	SCB	05/15/19	—	1,647
PHP	17,147,948	USD	326,653	UBS	05/15/19	—	1,486
PLN	883,716	USD	235,991	BOA	05/15/19	—	5,509
PLN	2,936,873	USD	777,300	BOA	05/20/19	—	11,211
PLN	48,287	USD	12,896	BRC	05/15/19	—	303
PLN	431,880	USD	116,204	BRC	05/15/19	—	3,565
PLN	972,923	USD	257,438	BRC	05/20/19	—	3,649
PLN	1,241,984	USD	334,087	CIT	05/15/19	—	10,165
PLN	3,667,260	USD	970,362	CIT	05/20/19	—	13,751
PLN	1,786,860	USD	477,100	HSB	05/15/19	—	11,069
PLN	4,340,241	USD	1,148,425	HSB	05/20/19	—	16,265

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
PLN	1,386,779	USD	373,131	JPM	05/15/19	$—	$11,445
PLN	1,783,235	USD	476,272	JPM	05/15/19	—	11,187
PLN	861,455	USD	231,792	SCB	05/15/19	—	7,116
PLN	580,001	USD	155,840	UBS	05/15/19	—	4,570
PLN	1,297,872	USD	343,429	UBS	05/20/19	—	4,877
TRY	8,995,895	USD	1,620,251	BRC	04/15/19	—	40,328
TWD	14,539,960	USD	472,000	GSC	05/16/19	1,040	—
TWD	15,345,870	USD	498,000	GSC	05/16/19	1,260	—
USD	113,124	BRL	423,537	BOA	05/03/19	5,166	—
USD	76,876	BRL	287,823	BRC	05/03/19	3,511	—
USD	1,302,171	BRL	5,069,417	SCB	05/03/19	9,994	—
USD	2,669,990	BRL	10,471,699	SCB	05/03/19	789	—
USD	303,006	IDR	4,256,632,924	JPM	04/04/19	4,159	—
USD	730,000	IDR	10,420,020,000	SCB	04/04/19	—	1,563
USD	844,515	IDR	11,904,282,867	SCB	04/04/19	8,745	—
USD	1,197,500	IDR	17,117,903,250	SCB	04/04/19	—	4,305
USD	196,994	IDR	2,768,746,032	UBS	04/04/19	2,607	—
USD	1,064,636	MXN	20,711,215	BOA	04/22/19	1,042	—
USD	544,038	MXN	10,508,153	BRC	04/22/19	4,407	—
USD	625,440	MXN	12,161,809	BRC	04/22/19	888	—
USD	1,248,718	MXN	24,111,496	CIT	04/22/19	10,508	—
USD	1,363,746	MXN	26,532,358	HSB	04/22/19	1,216	—
USD	1,377,982	MXN	26,614,070	JPM	04/22/19	11,256	—
USD	978,538	MXN	18,899,485	SCB	04/22/19	7,983	—
USD	999,571	MXN	19,442,158	SCB	04/22/19	1,148	—
USD	680,778	MXN	13,145,819	UBS	04/22/19	5,694	—
USD	742,925	MXN	14,450,258	UBS	04/22/19	853	—
USD	800,000	MXN	15,402,264	UBS	04/22/19	9,039	—
USD	468,700	PHP	24,709,864	GSC	05/15/19	140	—
USD	507,780	PHP	26,663,528	GSC	05/15/19	2,174	—
USD	215,920	TRY	1,241,972	BRC	04/15/19	—	2,204
USD	204,080	TRY	1,141,321	CIT	04/15/19	3,633	—
USD	209,747	TRY	1,221,154	CIT	04/15/19	—	4,721
USD	350,253	TRY	2,041,975	GSC	04/15/19	—	8,373
USD	323,182	TWD	9,936,541	BRC	05/16/19	—	92
USD	323,213	TWD	9,936,541	SCB	05/16/19	—	60
USD	323,161	TWD	9,936,541	UBS	05/16/19	—	113
USD	791,878	ZAR	11,512,399	BOA	04/23/19	—	3,992
USD	791,610	ZAR	11,512,401	BRC	04/23/19	—	4,260
USD	791,600	ZAR	11,512,401	SCB	04/23/19	—	4,269
USD	791,706	ZAR	11,512,401	UBS	04/23/19	—	4,164
UYU	1,760,000	USD	52,632	CIT	06/13/19	—	—
UYU	3,453,471	USD	103,289	CIT	06/13/19	—	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$149,039	$337,158

Lazard Explorer Total Return Portfolio (concluded)

Written Options open at March 31, 2019:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Notional Amount (000)	Premiums	Fair Value
Put
USD vs ZAR Jun 19 13.8	GSC	25,400	$13.80	06/17/19	$2,540	$23,828	$(24,135)
USD vs ZAR Jun 19 13.8	JPMS	51,170	13.80	06/07/19	5,117	47,870	(43,055)
Total Written Options		76,570				$71,698	$(67,190)

Credit Default Swap Agreements open at March 31, 2019:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Buy/ Sell	Receive (Pay) Rate	Payment Frequency Paid/Received	S&P Credit Rating	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Russian Federation	GSC	$2,230,000	06/20/24	Buy	(1.000)%	Quarterly	BBB-	$36,756	$40,021	$3,265
United Mexican States	GSC	1,090,000	06/20/24	Buy	(1.000)	Quarterly	BBB+	11,638	17,417	5,779
Total Credit Default Swap Agreements								$48,394	$57,438	$9,044

Centrally Cleared Swap Agreements Open at March 31, 2018:

Referenced Obligation	Notional Amount	Expiration Date	Buy/ Sell	Receive (Pay) Rate	Payment Frequency Paid/Received	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Russian Federation	2,820,000	06/20/24	Buy	(1.000)%	Quarterly	$46,481	$49,717	$—	$3,236
Republic of South Africa	5,490,000	06/20/24	Buy	(1.000)	Quarterly	253,497	244,054	9,443	—
United Mexican States	11,397,000	06/20/24	Buy	(1.000)	Quarterly	121,715	186,214	—	64,499
Total Centrally Cleared Swap Agreements						$421,693	$479,985	$9,443	$67,735

Interest Rate Swap Agreements open at March 31, 2019:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Payment Frequency Paid/Received	Variable Rate	Unrealized Appreciation
BRL	JPM	$13,838,945	01/03/22	8.69%	Upon Maturity	Brazil Cetip Interbank Deposit Rate	122,491

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio
Common Stocks | 63.7%
Australia | 1.8%
AGL Energy, Ltd.	12,784	$197,682
Appen, Ltd.	1,731	27,604
BHP Group, Ltd.	640	17,488
BlueScope Steel, Ltd.	1,890	18,785
CIMIC Group, Ltd.	1,478	50,736
Cochlear, Ltd.	180	22,233
CSL, Ltd.	573	79,602
Evolution Mining, Ltd.	11,383	29,389
Inghams Group, Ltd.	5,420	16,843
Newcrest Mining, Ltd.	1,620	29,272
Qantas Airways, Ltd.	18,489	74,393
Regis Resources, Ltd.	10,445	39,134
Sandfire Resources NL	4,885	24,082
Saracen Mineral Holdings, Ltd. (*)	25,412	51,911
Shopping Centres Australasia Property Group REIT	13,290	24,928
Vicinity Centres REIT	15,429	28,465
Washington H Soul Pattinson & Co., Ltd.	3,408	63,734
Whitehaven Coal, Ltd.	3,433	9,901
Woolworths Group, Ltd.	1,897	41,034
		847,216
Belgium | 0.7%
Anheuser-Busch InBev SA Sponsored ADR	2,065	173,398
Colruyt SA	635	46,956
Proximus SADP	1,089	31,433
Telenet Group Holding NV	428	20,596
UCB SA	579	49,747
		322,130
Canada | 3.4%
Air Canada (*)	1,256	30,273
Alimentation Couche-Tard, Inc., Class B	551	32,458
Barrick Gold Corp.	2,154	29,529
BRP, Inc.	993	27,553
CAE, Inc.	6,859	151,935
Canadian National Railway Co.	2,510	224,595
Canadian Natural Resources, Ltd.	488	13,398
CGI, Inc. (*)	1,113	76,515
Colliers International Group, Inc.	407	27,188
Constellation Software, Inc.	72	61,017
Encana Corp.	2,919	21,134
Granite Real Estate Investment Trust	688	32,872
H&R Real Estate Investment Trust	2,562	44,881
Kirkland Lake Gold, Ltd.	786	23,903
National Bank of Canada	1,553	70,087
Description	Shares	Fair Value
Parex Resources, Inc. (*)	956	$14,966
Rogers Communications, Inc., Class B	3,533	190,008
Royal Bank of Canada	2,039	153,831
Teck Resources, Ltd., Class B	2,294	53,078
The Toronto-Dominion Bank	5,627	305,546
		1,584,767
China | 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.	28,900	32,110
Denmark | 0.2%
Coloplast A/S, Class B	220	24,144
H. Lundbeck A/S	466	20,177
Novo Nordisk A/S, Class B	544	28,481
		72,802
Finland | 0.5%
Nordea Bank Abp Sponsored ADR	12,895	99,292
Sampo Oyj, A Shares ADR	4,825	109,117
		208,409
France | 1.5%
Electricite de France SA	862	11,797
Engie SA	6,854	102,249
Faurecia SA	208	8,791
Hermes International	45	29,739
Ipsen SA	394	54,101
Peugeot SA	2,809	68,669
Total SA	4,250	236,014
Ubisoft Entertainment SA ADR (*)	8,280	147,798
Unibail-Rodamco-Westfield REIT	176	28,852
Veolia Environnement SA	583	13,040
		701,050
Germany | 0.8%
Allianz SE	406	90,302
Covestro AG	683	37,573
Deutsche Lufthansa AG	3,261	71,563
Deutsche Telekom AG	646	10,722
Rheinmetall AG	97	10,105
RWE AG	588	15,756
SAP SE	80	9,244
Siltronic AG	137	12,090
Symrise AG ADR	5,600	126,140
		383,495
Hong Kong | 1.0%
AIA Group, Ltd. Sponsored ADR	5,130	205,380
Hang Seng Bank, Ltd. Sponsored ADR	6,895	170,375
Jardine Matheson Holdings, Ltd.	300	18,727

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Swire Pacific, Ltd., Class A	4,000	$51,520
		446,002
Israel | 0.5%
Bank Leumi Le-Israel BM	9,643	63,241
Israel Discount Bank, Ltd., ADR	3,200	108,800
Israel Discount Bank, Ltd., Class A	19,339	66,946
		238,987
Italy | 1.3%
Assicurazioni Generali SpA	760	14,072
Enel SpA	41,515	265,721
Eni SpA	1,562	27,594
Italgas SpA	8,677	53,644
Poste Italiane SpA	7,363	71,659
Terna SpA	27,066	171,689
UniCredit SpA	1,120	14,369
		618,748
Japan | 4.9%
Advantest Corp.	700	16,353
Amano Corp.	1,195	28,221
Bandai Namco Holdings, Inc.	600	28,162
Canon, Inc.	300	8,717
Capcom Co., Ltd.	700	15,723
Daito Trust Construction Co., Ltd.	255	35,548
Daiwa House Industry Co., Ltd.	2,800	89,079
Daiwa House Industry Co., Ltd. ADR	4,365	138,894
Dip Corp.	900	15,615
East Japan Railway Co.	1,900	183,750
Fukuoka Financial Group, Inc.	1,500	33,372
Japan Post Holdings Co., Ltd.	9,500	111,230
Japan Prime Realty Investment Corp. REIT	7	28,835
JFE Holdings, Inc.	2,500	42,512
Juki Corp.	600	6,000
Kao Corp. ADR	8,325	131,369
KDDI Corp.	1,210	26,100
Kinden Corp.	600	9,961
Kobe Bussan Co., Ltd.	300	11,398
Kyushu Electric Power Co., Inc.	1,100	12,995
Marvelous, Inc.	1,400	10,877
McDonald’s Holdings Co. Japan, Ltd.	1,200	55,546
Mitsubishi UFJ Financial Group, Inc.	5,377	26,687
MS&AD Insurance Group Holdings, Inc.	1,100	33,530
Nissan Motor Co., Ltd.	1,400	11,510
Nomura Holdings, Inc.	3,200	11,477
NTT DOCOMO, Inc.	8,318	184,470
ORIX Corp.	1,113	16,021
Description	Shares	Fair Value
Ryohin Keikaku Co., Ltd. ADR	2,575	$130,810
SAMTY Co., Ltd.	1,600	21,760
Seven & I Holdings Co., Ltd.	900	33,962
Shikoku Electric Power Co., Inc.	3,200	39,002
Shin-Etsu Chemical Co., Ltd.	400	33,646
Shionogi & Co., Ltd.	200	12,401
Sompo Holdings, Inc.	704	26,011
Stanley Electric Co., Ltd.	300	8,094
Sumitomo Heavy Industries, Ltd.	700	22,774
Sumitomo Mitsui Construction Co., Ltd.	5,400	37,656
Sumitomo Mitsui Trust Holdings, Inc.	600	21,593
Taisei Corp.	700	32,568
TechnoPro Holdings Inc., ADR	12,600	148,806
Teijin, Ltd.	595	9,835
The Chiba Bank, Ltd.	2,100	11,435
The Chugoku Electric Power Co., Inc.	731	9,122
The Dai-ichi Life Insurance Co., Ltd.	1,900	26,476
The Gunma Bank, Ltd.	8,100	30,727
Tokyo Electron, Ltd.	200	29,000
Tokyo Gas Co., Ltd.	3,727	100,839
Tosoh Corp.	1,200	18,719
Yamaha Corp. Sponsored ADR	2,640	132,475
		2,261,663
Malta | 0.0%
Kindred Group PLC	2,189	21,888
Netherlands | 1.0%
Euronext NV	571	36,238
Koninklijke Ahold Delhaize NV	1,775	47,261
Royal Dutch Shell PLC, A Shares	2,393	75,193
Wolters Kluwer NV	130	8,860
Wolters Kluwer NV Sponsored ADR	4,195	285,617
		453,169
New Zealand | 0.1%
Spark New Zealand, Ltd.	8,573	22,200
Norway | 0.8%
DNO ASA	6,372	14,163
Equinor ASA	1,919	42,056
Leroy Seafood Group ASA	3,807	27,642
Mowi ASA	2,244	50,135
Salmar ASA	915	43,907
Telenor ASA	8,818	176,608
TGS NOPEC Geophysical Co. ASA	358	9,776
		364,287
Singapore | 0.7%
Jardine Cycle & Carriage, Ltd.	1,500	36,033

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Oversea-Chinese Banking Corp., Ltd.	1,700	$13,886
Oversea-Chinese Banking Corp., Ltd. ADR	10,295	168,169
Singapore Airlines, Ltd.	4,900	34,993
Singapore Technologies Engineering, Ltd.	21,500	59,443
		312,524
Spain | 0.1%
Amadeus IT Group SA	541	43,358
CIE Automotive SA	468	12,601
Corporacion Financiera Alba SA	204	10,118
		66,077
Sweden | 0.9%
Assa Abloy AB ADR	9,710	104,431
Axfood AB	1,880	34,995
Boliden AB	473	13,431
Epiroc AB ADR (*)	13,420	134,871
Hexagon AB ADR	2,420	126,687
		414,415
Switzerland | 1.3%
Novartis AG	300	28,873
Novartis AG Sponsored ADR	2,420	232,659
Partners Group Holding AG	74	53,866
Roche Holding AG	996	274,557
The Swatch Group AG	528	29,262
		619,217
United Kingdom | 5.1%
Admiral Group PLC	1,638	46,392
Anglo American PLC	2,237	60,062
Associated British Foods PLC	387	12,312
Auto Trader Group PLC	4,541	30,866
Britvic PLC	2,256	28,045
Bunzl PLC Sponsored ADR	4,740	155,899
Cineworld Group PLC	24,780	94,720
Coca-Cola European Partners PLC	3,045	157,548
Compass Group PLC	3,724	87,537
Compass Group PLC Sponsored ADR	6,482	155,179
Diageo PLC Sponsored ADR	1,995	326,402
Hargreaves Lansdown PLC	513	12,488
Howden Joinery Group PLC	6,383	40,439
Imperial Brands PLC	2,499	85,628
International Consolidated Airlines Group SA	4,631	52,087
National Grid PLC	9,773	108,675
Prudential PLC ADR	2,860	115,029
RELX PLC Sponsored ADR	9,400	201,630
Rio Tinto, Ltd.	894	62,359
Description	Shares	Fair Value
Royal Bank of Scotland Group PLC	3,677	$11,861
RSA Insurance Group PLC ADR	13,090	87,441
SSP Group PLC	4,451	40,150
Tate & Lyle PLC	4,191	39,639
The Weir Group PLC Sponsored ADR	6,865	69,920
Unilever PLC Sponsored ADR	4,120	237,806
WH Smith PLC	932	25,799
Wm Morrison Supermarkets PLC	11,564	34,293
		2,380,206
United States | 37.0%
3M Co.	166	34,491
AbbVie, Inc.	566	45,614
Accenture PLC, Class A	1,345	236,747
Adobe, Inc. (*)	233	62,092
Aflac, Inc.	2,105	105,250
Alphabet, Inc., Class A (*)	258	303,638
Alphabet, Inc., Class C (*)	19	22,293
Amazon.com, Inc. (*)	86	153,144
American Electric Power Co., Inc.	1,607	134,586
American Express Co.	512	55,962
Ameriprise Financial, Inc.	128	16,397
Amgen, Inc.	574	109,048
Aon PLC	2,635	449,794
Apple, Inc.	883	167,726
Applied Materials, Inc.	293	11,620
Atmos Energy Corp.	946	97,372
AutoZone, Inc. (*)	75	76,809
Avnet, Inc.	1,391	60,328
Bank of America Corp.	9,212	254,159
Baxter International, Inc.	146	11,871
Best Buy Co., Inc.	219	15,562
Biogen, Inc. (*)	735	173,739
Booking Holdings, Inc. (*)	73	127,378
BorgWarner, Inc.	348	13,367
Boston Scientific Corp. (*)	4,365	167,529
Brinker International, Inc.	612	27,161
Bristol-Myers Squibb Co.	1,268	60,496
Broadcom, Inc.	174	52,324
Broadridge Financial Solutions, Inc.	811	84,093
Burlington Stores, Inc. (*)	170	26,636
Cadence Design Systems, Inc. (*)	380	24,134
Cardinal Health, Inc.	337	16,227
Cboe Global Markets, Inc.	268	25,578
CBRE Group, Inc., Class A (*)	1,936	95,735
Centene Corp. (*)	316	16,780
Cerner Corp. (*)	372	21,282
Charter Communications, Inc., Class A (*)	49	16,999

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Chevron Corp.	1,294	$159,395
Church & Dwight Co., Inc.	413	29,418
Cigna Corp.	111	17,851
Cisco Systems, Inc.	3,120	168,449
Citigroup, Inc.	567	35,279
Citizens Financial Group, Inc.	1,592	51,740
Comcast Corp., Class A	4,245	169,715
Comerica, Inc.	2,135	156,538
ConocoPhillips	1,791	119,531
Costco Wholesale Corp.	124	30,025
Cracker Barrel Old Country Store, Inc.	206	33,292
CVS Health Corp.	835	45,032
Darden Restaurants, Inc.	1,001	121,591
Deckers Outdoor Corp. (*)	134	19,697
Diamondback Energy, Inc.	355	36,043
Discover Financial Services	491	34,940
Eastman Chemical Co.	1,284	97,430
Eaton Corp. PLC	1,185	95,464
Eaton Vance Corp.	871	35,110
eBay, Inc.	2,870	106,592
Eli Lilly & Co.	2,021	262,245
Encompass Health Corp.	328	19,155
EPR Properties REIT	378	29,068
Exelon Corp.	2,371	118,858
F5 Networks, Inc. (*)	625	98,081
Facebook, Inc., Class A (*)	401	66,843
FactSet Research Systems, Inc.	116	28,799
Fifth Third Bancorp	1,929	48,649
Fiserv, Inc. (*)	1,084	95,695
Graco, Inc.	1,325	65,614
GreenSky, Inc., Class A	2,172	28,106
H&R Block, Inc.	2,105	50,394
HollyFrontier Corp.	224	11,036
Honeywell International, Inc.	1,711	271,912
Hormel Foods Corp.	634	28,378
Humana, Inc.	480	127,680
Huntsman Corp.	1,687	37,941
IDEXX Laboratories, Inc. (*)	161	36,000
Ingredion, Inc.	258	24,430
Insperity, Inc.	181	22,382
Intel Corp.	5,896	316,615
Intercontinental Exchange, Inc.	3,664	278,977
Intuit, Inc.	619	161,813
IQVIA Holdings, Inc. (*)	2,310	332,293
Jabil, Inc.	955	25,393
Johnson & Johnson	3,063	428,177
Description	Shares	Fair Value
Jones Lang LaSalle, Inc.	300	$46,254
JPMorgan Chase & Co.	92	9,313
Kellogg Co.	494	28,346
Keysight Technologies, Inc. (*)	214	18,661
Kimberly-Clark Corp.	1,187	147,069
Kohl’s Corp.	205	14,098
Lamb Weston Holdings, Inc.	746	55,905
Lear Corp.	611	82,919
Lockheed Martin Corp.	90	27,014
Lowe’s Cos., Inc.	1,880	205,804
LPL Financial Holdings, Inc.	580	40,397
Lululemon Athletica, Inc. (*)	417	68,334
Marathon Oil Corp.	2,728	45,585
MasterCard, Inc., Class A	1,214	285,836
Maxim Integrated Products, Inc.	202	10,740
McDonald’s Corp.	870	165,213
McGrath RentCorp	480	27,154
Merck & Co., Inc.	2,886	240,029
MetLife, Inc.	731	31,119
Micron Technology, Inc. (*)	582	24,054
Microsoft Corp.	4,016	473,647
Monster Beverage Corp. (*)	499	27,235
Moody’s Corp.	138	24,990
Morgan Stanley	806	34,013
Motorola Solutions, Inc.	1,165	163,589
Nasdaq, Inc.	257	22,485
NetApp, Inc.	709	49,162
Newmark Group, Inc., Class A	1,186	9,891
NIKE, Inc., Class B	2,857	240,588
Northern Trust Corp.	249	22,512
Northrop Grumman Corp.	354	95,438
NRG Energy, Inc.	1,379	58,580
NVIDIA Corp.	92	16,520
NVR, Inc. (*)	3	8,301
Occidental Petroleum Corp.	916	60,639
Paychex, Inc.	1,195	95,839
PayPal Holdings, Inc. (*)	126	13,084
PepsiCo, Inc.	1,539	188,604
Philip Morris International, Inc.	1,298	114,730
Phillips 66	137	13,038
Pinnacle West Capital Corp.	941	89,941
PotlatchDeltic Corp. REIT	327	12,357
Prudential Financial, Inc.	467	42,908
Public Storage REIT	127	27,658
Radian Group, Inc.	498	10,329
Ralph Lauren Corp.	301	39,034
Raytheon Co.	277	50,436

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Red Hat, Inc. (*)	161	$29,415
Regions Financial Corp.	2,224	31,470
Renewable Energy Group, Inc. (*)	1,161	25,496
Republic Services, Inc.	2,001	160,840
Rockwell Automation, Inc.	1,165	204,411
Ross Stores, Inc.	1,254	116,747
Ryman Hospitality Properties, Inc. REIT	630	51,811
S&P Global, Inc.	850	178,967
Schlumberger, Ltd.	2,200	95,854
Seagate Technology PLC	319	15,277
Simon Property Group, Inc. REIT	1,759	320,507
Skyworks Solutions, Inc.	177	14,599
Starbucks Corp.	4,332	322,041
Synchrony Financial	1,812	57,803
Synovus Financial Corp.	453	15,565
Sysco Corp.	2,279	152,146
T-Mobile US, Inc. (*)	1,079	74,559
Taubman Centers, Inc. REIT	522	27,603
TE Connectivity, Ltd.	128	10,336
Teradyne, Inc.	367	14,621
Texas Instruments, Inc.	1,050	111,373
The Boeing Co.	193	73,614
The Chemours Co.	247	9,179
The Coca-Cola Co.	5,360	251,170
The Estee Lauder Cos., Inc., Class A	1,352	223,824
The Gap, Inc.	497	13,011
The Procter & Gamble Co.	3,816	397,055
The TJX Cos., Inc.	6,368	338,841
The Toro Co.	851	58,583
The Walt Disney Co.	475	52,739
Thermo Fisher Scientific, Inc.	1,165	318,884
Tractor Supply Co.	853	83,389
Tyson Foods, Inc., Class A	721	50,059
United Continental Holdings, Inc. (*)	152	12,127
United Rentals, Inc. (*)	518	59,181
United States Cellular Corp. (*)	593	27,225
UnitedHealth Group, Inc.	1,184	292,756
Universal Health Services, Inc., Class B	270	36,118
Unum Group	467	15,799
USANA Health Sciences, Inc. (*)	228	19,122
Verizon Communications, Inc.	5,935	350,937
Vertex Pharmaceuticals, Inc. (*)	76	13,980
Viacom, Inc., Class B	399	11,200
Visa, Inc., Class A	1,849	288,795
Walgreens Boots Alliance, Inc.	269	17,020
Waste Management, Inc.	1,176	122,198
Description	Shares	Fair Value
WW Grainger, Inc.	341	$102,617
Xcel Energy, Inc.	685	38,504
Zions BanCorp.	239	10,853
Zoetis, Inc.	2,886	290,534
		17,141,774
Total Common Stocks (Cost $27,787,021)		29,513,136

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 8.0%
Australia | 0.1%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	90	$67,017
Canada | 0.3%
Canadian Imperial Bank of Commerce, 2.900%, 09/14/21	CAD	210	159,755
Denmark | 0.3%
Carlsberg Breweries A/S, 2.500%, 05/28/24	EUR	100	123,266
France | 0.4%
Schneider Electric SE, 2.950%, 09/27/22	USD	170	170,716
Germany | 0.3%
BMW Finance NV, 0.875%, 08/16/22	GBP	125	159,338
Netherlands | 0.7%
BNG Bank NV, 5.000%, 09/16/20	NZD	163	115,573
Nederlandse Waterschapsbank NV, 3.125%, 12/05/22 (#)	USD	200	205,010
			320,583
New Zealand | 0.2%
Fonterra Cooperative Group, Ltd., 5.500%, 02/26/24	AUD	100	80,279
Spain | 0.3%
Iberdrola International BV, 1.125%, 04/21/26	EUR	100	116,550
Switzerland | 0.3%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	142	144,360
United Kingdom | 0.9%
Ashtead Capital, Inc., 4.125%, 08/15/25	USD	200	196,500
Unilever Capital Corp., 3.250%, 03/07/24	USD	200	203,759
			400,259

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
United States | 4.2%
Apple, Inc., 3.850%, 05/04/43	USD	220	$222,577
Bank of America Corp., 3.499%, 05/17/22 (§)	USD	160	161,971
Citigroup, Inc., 3.590% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	158	113,711
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	210	156,866
Johnson & Johnson, 3.625%, 03/03/37	USD	175	177,695
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	145	151,640
Microsoft Corp., 4.450%, 11/03/45	USD	227	258,807
Morgan Stanley, 3.625%, 01/20/27	USD	180	180,434
NIKE, Inc., 2.375%, 11/01/26	USD	190	183,823
Starbucks Corp., 3.100%, 03/01/23	USD	80	80,809
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	80	81,411
Verizon Communications, Inc., 3.875%, 02/08/29	USD	120	123,371
Wells Fargo Canada Corp., 3.040%, 01/29/21	CAD	85	64,496
			1,957,611
Total Corporate Bonds (Cost $3,645,513)			3,699,734
Foreign Government Obligations | 13.4%
Australia | 0.7%
Queensland Treasury Corp., 3.000%, 03/22/24	AUD	215	161,129
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	205	172,062
			333,191
Bermuda | 0.9%
Government of Bermuda:
4.854%, 02/06/24	USD	200	211,715
3.717%, 01/25/27	USD	200	197,757
			409,472
Canada | 2.0%
City of Vancouver, 2.900%, 11/20/25	CAD	105	81,329
Province of Ontario, 2.450%, 06/29/22	USD	80	79,815
Description	Security Currency	Principal Amount (000)	Fair Value
Province of Quebec:
3.500%, 07/29/20	USD	285	$288,757
1.650%, 03/03/22	CAD	105	78,300
3.000%, 09/01/23	CAD	335	261,552
2.500%, 04/20/26	USD	135	133,632
			923,385
Chile | 0.8%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	100,000	151,576
Republic of Chile, 3.125%, 01/21/26	USD	200	203,000
			354,576
Czech Republic | 0.6%
Czech Republic, 2.500%, 08/25/28	CZK	6,240	286,480
France | 0.3%
Government of France, 1.750%, 06/25/39	EUR	126	161,060
Hungary | 1.1%
Hungary, 6.375%, 03/29/21	USD	150	159,612
Hungary Government Bonds:
3.000%, 06/26/24	HUF	44,980	166,963
3.000%, 10/27/27	HUF	46,910	170,430
			497,005
Ireland | 0.7%
Ireland Government Bonds, 1.700%, 05/15/37	EUR	265	324,060
Italy | 0.4%
Italy Government International Bonds, 6.875%, 09/27/23	USD	145	161,182
Japan | 0.4%
Japan International Cooperation Agency, 2.125%, 10/20/26	USD	200	190,955
Mexico | 0.2%
United Mexican States, 6.750%, 02/06/24	GBP	70	106,785
New Zealand | 0.5%
New Zealand Government Bonds, 6.000%, 05/15/21	NZD	295	218,323
Norway | 1.4%
Kommunalbanken AS, 1.375%, 10/26/20 (#)	USD	200	196,688
Oslo Kommune:
2.300%, 03/14/24	NOK	2,000	233,099
2.350%, 09/04/24	NOK	1,000	117,195

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
1.720%, 05/06/26 (§)	NOK	1,000	$115,548
			662,530
Panama | 0.5%
Republic of Panama, 4.000%, 09/22/24	USD	200	208,600
Poland | 0.7%
Poland Government Bonds, 2.500%, 07/25/26	PLN	1,250	324,631
Romania | 0.2%
Romania Government Bonds, 2.375%, 04/19/27	EUR	70	79,498
Singapore | 0.6%
Singapore Government Bonds, 3.000%, 09/01/24	SGD	356	276,560
Spain | 0.3%
Spain Government Bonds, 1.400%, 04/30/28	EUR	135	157,676
Sweden | 0.4%
Kommuninvest I Sverige AB, 1.500%, 04/23/19	USD	200	199,874
United Kingdom | 0.7%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	122	165,785
1.500%, 07/22/47	GBP	133	170,870
			336,655
Total Foreign Government Obligations (Cost $6,202,558)			6,212,498
Quasi Government Bonds | 0.8%
Canada | 0.5%
Export Development Canada, 1.800%, 09/01/22	CAD	320	239,899
Germany | 0.3%
KFW, 1.125%, 12/23/19	GBP	110	143,599
Total Quasi Government Bonds (Cost $377,776)			383,498
Supranational Bonds | 3.1%
African Development Bank, 2.375%, 09/23/21	USD	169	168,948
Asian Development Bank:
1.875%, 04/12/19	USD	75	74,986
1.000%, 12/15/22	GBP	145	188,732
2.125%, 03/19/25	USD	210	206,657
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	220	162,013
International Bank for Reconstruction & Development:
Description	Security Currency	Principal Amount (000)	Fair Value
3.500%, 01/22/21	NZD	115	$80,586
2.500%, 08/03/23	CAD	320	245,524
2.900%, 11/26/25	AUD	105	78,115
International Finance Corp.:
3.625%, 05/20/20	NZD	165	114,638
2.700%, 03/15/23	AUD	180	131,805
Total Supranational Bonds (Cost $1,452,508)			1,452,004
US Government Securities | 0.5%
Federal National Mortgage Association, 2.625%, 09/06/24 (Cost $202,217)	USD	205	208,035
US Municipal Bonds | 0.8%
California | 0.6%
California State Build America Bonds, 7.500%, 04/01/34	USD	120	173,238
State of California, 4.500%, 04/01/33	USD	80	86,548
			259,786
Georgia | 0.2%
Georgia State Build America Bonds Series B, 2.380%, 02/01/27	USD	100	96,121
Total US Municipal Bonds (Cost $354,181)			355,907
US Treasury Securities | 4.9%
Treasury Inflation Protected Security, 0.125%, 04/15/20	USD	161	$160,468
US Treasury Notes:
1.750%, 10/31/20	USD	35	34,678
1.750%, 05/15/23	USD	490	480,755
2.125%, 05/15/25	USD	645	638,575
2.875%, 08/15/28	USD	465	483,636
3.125%, 11/15/41	USD	455	484,984
Total US Treasury Securities (Cost $2,220,265)			2,283,096

Description		Shares	Fair Value
Short-Term Investments | 4.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $2,201,548)		2,201,548	$2,201,548
Total Investments | 100.0% (Cost $44,443,587) (»)			$46,309,456
Liabilities in Excess of Cash and Other Assets | 0.0%			(3,774)
Net Assets | 100.0%			$46,305,682

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	32,372	USD	23,000	HSB	05/15/19	$5	$—
AUD	245,154	USD	173,814	HSB	05/15/19	401	—
CAD	46,263	USD	34,857	HSB	05/15/19	—	200
CAD	61,347	USD	46,000	HSB	05/15/19	—	44
CAD	206,069	USD	153,749	HSB	05/15/19	622	—
CHF	4,979	USD	5,000	HSB	05/15/19	20	—
CHF	42,250	USD	42,450	HSB	05/15/19	154	—
CHF	42,302	USD	42,886	SSB	06/28/19	—	53
CZK	2,690,099	USD	117,820	CIT	04/25/19	—	840
CZK	1,480,189	USD	64,785	HSB	04/25/19	—	418
CZK	2,052,790	USD	89,853	JPM	04/25/19	—	587
EUR	698,999	USD	805,953	CIT	04/10/19	—	21,316
EUR	6,085	USD	6,938	HSB	04/10/19	—	107
EUR	277,369	USD	315,000	HSB	04/10/19	—	3,649
EUR	1,647,354	USD	1,897,900	HSB	04/10/19	—	48,721
EUR	97,555	USD	112,396	JPM	04/10/19	—	2,889
EUR	265,738	USD	303,800	JPM	04/10/19	—	5,506
EUR	225,378	USD	256,230	SSB	06/28/19	—	1,550
GBP	65,503	USD	87,000	HSB	05/15/19	—	1,503
JPY	34,603,146	USD	312,000	CIT	05/15/19	1,325	—
JPY	91,656,076	USD	836,595	CIT	05/15/19	—	6,666
JPY	196,278,676	USD	1,791,353	HSB	05/15/19	—	14,085
JPY	3,026,139	USD	27,710	SSB	06/28/19	—	219
MXN	57,696	USD	3,000	HSB	05/15/19	—	48
MXN	1,923,098	USD	98,436	HSB	05/15/19	—	43
NOK	8,533	USD	1,000	HSB	05/15/19	—	9
NOK	44,309	USD	5,203	HSB	05/15/19	—	57
NZD	4,375	USD	3,000	HSB	05/15/19	—	18
NZD	239,944	USD	163,411	HSB	05/15/19	121	—
PLN	11,331	USD	3,000	HSB	05/15/19	—	45
SGD	4,049	USD	3,000	CIT	05/15/19	—	10
SGD	129,144	USD	95,410	HSB	05/15/19	—	41
USD	110,161	AUD	155,812	CIT	05/15/19	—	565
USD	80,426	AUD	113,134	HSB	05/15/19	30	—
USD	392,707	AUD	555,479	HSB	05/15/19	—	2,037
USD	196,007	AUD	277,228	JPM	05/15/19	—	1,001
USD	102,810	AUD	144,634	SSB	06/28/19	—	52
USD	7,806	CAD	10,391	HSB	05/15/19	22	—
USD	26,972	CAD	36,144	HSB	05/15/19	—	105
USD	63,500	CAD	85,296	HSB	05/15/19	—	397
USD	65,147	CAD	86,375	HSB	05/15/19	442	—
USD	693,070	CAD	919,857	HSB	05/15/19	3,986	—
USD	75,081	CAD	100,011	JPM	05/15/19	160	—
USD	327,155	CAD	434,290	JPM	05/15/19	1,820	—
USD	378,415	CAD	506,241	SSB	06/28/19	—	1,230

Lazard Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	15,457	CLP	10,308,600	CIT	04/29/19	$308	$—
USD	135,287	CLP	91,041,327	CIT	04/29/19	1,497	—
USD	118,977	CZK	2,690,099	CIT	04/25/19	1,997	—
USD	64,636	CZK	1,480,189	HSB	04/25/19	270	—
USD	90,939	CZK	2,052,790	JPM	04/25/19	1,672	—
USD	73,906	EUR	64,988	CIT	04/10/19	957	—
USD	281,600	EUR	248,796	CIT	04/10/19	2,322	—
USD	139,089	EUR	123,498	HSB	04/10/19	461	—
USD	269,500	EUR	239,577	HSB	04/10/19	571	—
USD	271,700	EUR	240,696	HSB	04/10/19	1,515	—
USD	81,718	EUR	72,638	JPM	04/10/19	181	—
USD	13,211	GBP	9,980	HSB	05/15/19	186	—
USD	26,282	GBP	19,829	HSB	05/15/19	401	—
USD	39,445	GBP	29,661	HSB	05/15/19	729	—
USD	106,017	GBP	82,066	HSB	05/15/19	—	1,099
USD	32,491	GBP	25,150	JPM	05/15/19	—	336
USD	51,700	GBP	39,041	SSB	06/28/19	630	—
USD	63,446	HKD	496,661	SSB	06/28/19	15	—
USD	66,831	HUF	18,712,232	HSB	05/08/19	1,310	—
USD	39,114	HUF	10,749,980	JPM	05/08/19	1,473	—
USD	113,875	HUF	31,635,021	JPM	05/08/19	3,105	—
USD	115,926	HUF	32,622,793	JPM	05/08/19	1,698	—
USD	61,200	ILS	219,857	SSB	06/28/19	312	—
USD	286,100	JPY	31,499,466	JPM	05/15/19	878	—
USD	69,827	MXN	1,364,175	HSB	05/15/19	30	—
USD	127,990	NOK	1,106,265	CIT	05/15/19	—	487
USD	67,700	NOK	593,091	HSB	05/15/19	—	1,179
USD	264,462	NOK	2,285,491	HSB	05/15/19	—	966
USD	285,633	NOK	2,437,561	SSB	06/28/19	2,071	—
USD	83,493	NZD	121,470	CIT	05/15/19	706	—
USD	139,748	NZD	207,077	CIT	05/15/19	—	1,384
USD	335,667	NZD	497,284	HSB	05/15/19	—	3,254
USD	107,656	NZD	159,484	JPM	05/15/19	—	1,039
USD	37,452	PLN	141,229	HSB	05/15/19	618	—
USD	265,088	PLN	1,012,415	HSB	05/15/19	1,040	—
USD	346,113	SGD	468,488	HSB	05/15/19	149	—
USD	56,422	SGD	76,163	SSB	06/28/19	132	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$36,342	$123,755

Description	Shares	Fair Value
Lazard Opportunistic Strategies Portfolio
Exchange-Traded Funds | 90.6%
Equity Funds | 66.6%
Energy Select Sector SPDR Fund	48,500	$3,206,820
ETFMG Prime Mobile Payments ETF	93,000	3,995,280
Fidelity Low Volatility Factor ETF	111,100	3,782,955
Fidelity MSCI Health Care Index ETF	130,300	5,798,350
Franklin FTSE Japan ETF	317,100	7,686,409
Industrial Select Sector SPDR Fund	50,800	3,811,524
iShares Core Dividend Growth ETF	77,700	2,855,475
iShares Expanded Tech Sector ETF	19,100	3,938,611
iShares Expanded Tech-Software Sector ETF	18,800	3,963,416
iShares Global Materials ETF	51,400	3,297,824
iShares MSCI All Country Asia ex Japan ETF	77,700	5,492,613
VanEck Vectors Morningstar Wide Moat ETF	42,600	1,986,864
Vanguard Financials ETF	57,500	3,711,050
Vanguard S&P 500 ETF	37,300	9,680,842
		63,208,033
Fixed-Income Funds | 24.0%
Goldman Sachs Access Treasury 0-1 Year ETF	74,380	7,458,083
iShares 1-3 Year Treasury Bond ETF	89,400	7,520,328
Vanguard Intermediate-Term Corporate Bond ETF	90,200	7,835,674
		22,814,085
Total Exchange-Traded Funds (Cost $81,180,813)		86,022,118
Closed-End Management Investment Companies | 4.4%
Royce Value Trust, Inc. (Cost $4,249,205)	304,500	4,189,920
Short-Term Investments | 13.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $12,654,278)	12,654,278	12,654,278
Total Investments excluding Securities Sold Short | 108.3% (Cost $98,084,296)		102,866,316
Securities Sold Short | (7.7)%
Exchange- Traded Funds | (7.7)%
iShares Edge MSCI USA Value Factor ETF	(28,700)	(2,291,982)
SPDR S&P 500 ETF Trust	(17,900)	(5,056,392)
Total Securities Sold Short (Proceeds $7,212,399)		(7,348,374)
Description	Fair Value
Total Investments | 100.6% (Cost $90,871,897)	$95,517,942
Liabilities in Excess of Cash and Other Assets | (0.6)%	(557,082)
Net Assets | 100.0%	$94,960,860

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (•)
Common Stocks | 54.7%
Australia | 3.3%
AGL Energy, Ltd.	1,372	$21,215
Atlas Arteria, Ltd.	16,740	86,034
AusNet Services	69,401	87,632
CSL, Ltd.	332	46,122
Fortescue Metals Group, Ltd.	4,848	24,531
Goodman Group REIT	10,542	99,862
IDP Education, Ltd.	1,031	10,689
Transurban Group	17,462	163,815
Wesfarmers, Ltd.	543	13,375
Woolworths Group, Ltd.	1,617	34,978
		588,253
Canada | 3.7%
Agnico Eagle Mines, Ltd.	1,195	51,983
Alimentation Couche-Tard, Inc., Class B	746	43,944
Atco, Ltd., Class I	1,050	35,358
Bank of Montreal	552	41,302
BCE, Inc.	1,021	45,337
Boardwalk Real Estate Investment Trust	1,030	31,431
Canadian National Railway Co.	321	28,736
CI Financial Corp.	1,914	26,124
Fairfax Financial Holdings, Ltd.	21	9,727
Great-West Lifeco, Inc.	337	8,161
Kirkland Lake Gold, Ltd.	1,389	42,241
Magna International, Inc.	378	18,406
Martinrea International, Inc.	806	7,298
National Bank of Canada	165	7,447
Northland Power, Inc.	1,818	32,106
Nutrien, Ltd.	394	20,787
Rogers Communications, Inc., Class B	312	16,780
Royal Bank of Canada	846	63,826
Sun Life Financial, Inc.	219	8,414
TELUS Corp.	401	14,842
The Bank of Nova Scotia	266	14,160
The North West Co., Inc.	333	7,179
The Toronto-Dominion Bank	1,072	58,174
TransAlta Corp.	1,981	14,557
		648,320
China | 0.4%
China Vanke Co., Ltd., Class H	18,200	76,498
Denmark | 0.1%
Novo Nordisk A/S, Class B	169	8,848
Scandinavian Tobacco Group A/S	713	8,893
		17,741
Description	Shares	Fair Value
Faeroe Islands | 0.0%
Bakkafrost P/F	144	$7,130
Finland | 0.1%
Cramo Oyj	496	9,760
France | 2.2%
AXA SA	429	10,810
Engie SA	1,222	18,230
Eutelsat Communications SA	6,347	111,272
L’Oreal SA	163	43,869
Unibail-Rodamco-Westfield	259	42,459
Vinci SA	1,692	164,699
		391,339
Germany | 1.7%
ADO Properties SA	1,633	92,844
Allianz SE	56	12,455
Aroundtown SA	3,114	25,681
Deutsche Lufthansa AG	831	18,236
Fraport AG	1,309	100,222
Vonovia SE	1,114	57,745
		307,183
Hong Kong | 2.2%
Dairy Farm International Holdings, Ltd.	3,300	27,692
Jardine Matheson Holdings, Ltd.	72	4,495
Link Real Estate Investment Trust	8,500	99,395
Power Assets Holdings, Ltd.	9,000	62,425
Sun Hung Kai Properties, Ltd.	7,000	120,103
Wharf Real Estate Investment Co., Ltd.	10,000	74,451
		388,561
Italy | 4.7%
ASTM SpA	1,457	39,652
Atlantia SpA	6,689	173,563
Enel SpA	5,251	33,609
Hera SpA	13,521	48,910
Italgas SpA	22,374	138,323
Poste Italiane SpA	1,424	13,859
Snam SpA	31,345	161,243
Societa Iniziative Autostradali e Servizi SpA	1,009	17,489
Terna SpA	30,634	194,321
		820,969
Japan | 2.3%
East Japan Railway Co.	200	19,342
GLP J-Reit	51	54,678
KDDI Corp.	400	8,628
Mitsubishi Estate Co., Ltd.	6,200	112,605
Mitsui Fudosan Co., Ltd.	4,000	100,782
Nippon Prologis REIT, Inc.	22	46,826

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)
NTT DOCOMO, Inc.	1,100	$24,395
Tokio Marine Holdings, Inc.	300	14,547
West Japan Railway Co.	300	22,644
		404,447
Luxembourg | 0.8%
SES SA	8,679	135,106
Mexico | 0.3%
Alpek SAB de CV	16,855	22,525
Corp Inmobiliaria Vesta SAB de CV	24,100	34,852
		57,377
Netherlands | 0.1%
Intertrust NV	498	9,392
NN Group NV	291	12,102
		21,494
New Zealand | 0.1%
Spark New Zealand, Ltd.	4,267	11,050
Norway | 0.1%
Mowi ASA	343	7,663
Salmar ASA	184	8,830
		16,493
Philippines | 0.4%
Megaworld Corp.	618,000	68,270
Singapore | 0.5%
CapitaLand Mall Trust REIT	27,800	48,854
DBS Group Holdings, Ltd.	359	6,690
Jardine Cycle & Carriage, Ltd.	400	9,609
Sheng Siong Group, Ltd.	10,600	8,139
Singapore Airlines, Ltd.	900	6,427
Singapore Technologies Engineering, Ltd.	3,200	8,847
		88,566
South Korea | 0.1%
S-Oil Corp.	245	19,337
Spain | 0.9%
Merlin Properties Socimi SA REIT	3,733	48,860
Red Electrica Corporacion SA	4,816	102,662
		151,522
Sweden | 0.0%
Swedish Match AB	164	8,352
Switzerland | 0.5%
Ferguson PLC	368	23,486
Roche Holding AG	214	58,991
		82,477
Description	Shares	Fair Value
United Arab Emirates | 0.3%
Emaar Properties PJSC	38,243	$48,871
United Kingdom | 5.6%
Admiral Group PLC	1,150	32,570
Ashtead Group PLC	386	9,325
BP PLC	4,716	34,427
Derwent London PLC REIT	1,002	42,069
Great Portland Estates PLC REIT	4,048	39,385
Hargreaves Lansdown PLC	656	15,969
Howden Joinery Group PLC	3,687	23,358
Imperial Brands PLC	1,376	47,148
International Consolidated Airlines Group SA	2,941	19,627
National Grid PLC	16,180	179,920
Pennon Group PLC	11,565	112,049
Segro PLC REIT	7,517	65,953
Severn Trent PLC	6,204	159,889
The Go-Ahead Group PLC	298	7,621
Unilever NV	384	22,319
United Utilities Group PLC	15,954	169,528
		981,157
United States | 24.3%
Agilent Technologies, Inc.	131	10,530
Alexandria Real Estate Equities, Inc. REIT	611	87,104
American Electric Power Co., Inc.	1,900	159,125
American Express Co.	79	8,635
American Homes 4 Rent, Class A REIT	2,935	66,683
American Tower Corp. REIT	384	75,671
Americold Realty Trust REIT	2,471	75,390
Amgen, Inc.	40	7,599
Aon PLC	395	67,426
Apple, Inc.	153	29,062
AutoZone, Inc. (*)	9	9,217
Bank of America Corp.	411	11,339
Best Buy Co., Inc.	109	7,746
Biogen, Inc. (*)	27	6,382
Boston Properties, Inc. REIT	559	74,839
Bristol-Myers Squibb Co.	209	9,971
Broadridge Financial Solutions, Inc.	72	7,466
Burlington Stores, Inc. (*)	48	7,521
Campbell Soup Co.	457	17,425
Cboe Global Markets, Inc.	109	10,403
CF Industries Holdings, Inc. N Ap	506	20,685
Charles River Laboratories International, Inc. (*)	106	15,396
Church & Dwight Co., Inc.	181	12,893

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)
Cigna Corp.	172	$27,661
Cisco Systems, Inc.	153	8,260
Consolidated Edison, Inc.	860	72,937
Copart, Inc. (*)	352	21,328
Costco Wholesale Corp.	136	32,931
Cracker Barrel Old Country Store, Inc.	69	11,151
CSX Corp.	989	73,997
Darden Restaurants, Inc.	187	22,715
Eli Lilly & Co.	441	57,224
Equinix, Inc. REIT	310	140,480
Equity Lifestyle Properties, Inc. REIT	700	80,010
Essential Properties Realty Trust, Inc. REIT	2,818	55,007
Essex Property Trust, Inc. REIT	312	90,243
Exelon Corp.	333	16,693
Extra Space Storage, Inc. REIT	537	54,726
F5 Networks, Inc. (*)	173	27,149
Fastenal Co.	128	8,232
H&R Block, Inc.	567	13,574
HCP, Inc. REIT	869	27,200
Hilton Worldwide Holdings, Inc.	947	78,705
Honeywell International, Inc.	69	10,965
Hudson Pacific Properties, Inc. REIT	1,504	51,768
Humana, Inc.	72	19,152
Intel Corp.	973	52,250
Intercontinental Exchange, Inc.	243	18,502
IQVIA Holdings, Inc. (*)	153	22,009
Johnson & Johnson	460	64,303
JPMorgan Chase & Co.	208	21,056
Kansas City Southern	1,420	164,692
KAR Auction Services, Inc.	149	7,645
Kimberly-Clark Corp.	304	37,666
Lamb Weston Holdings, Inc.	214	16,037
Lockheed Martin Corp.	135	40,522
Lowe’s Cos., Inc.	120	13,136
Marathon Petroleum Corp.	453	27,112
Marsh & McLennan Cos., Inc.	213	20,001
MasterCard, Inc., Class A	192	45,206
McDonald’s Corp.	101	19,180
Merck & Co., Inc.	503	41,835
MetLife, Inc.	171	7,279
Mettler-Toledo International, Inc. (*)	51	36,873
Nasdaq, Inc.	330	28,872
Newmont Mining Corp.	828	29,618
NIKE, Inc., Class B	291	24,505
Norfolk Southern Corp.	919	171,752
Northrop Grumman Corp.	125	33,700
Description	Shares	Fair Value
Olin Corp.	896	$20,733
Owens Corning	140	6,597
Park Hotels & Resorts, Inc. REIT	934	29,029
Paychex, Inc.	465	37,293
Pfizer, Inc.	195	8,282
Prologis, Inc. REIT	1,757	126,416
Quest Diagnostics, Inc.	105	9,442
Raytheon Co.	140	25,491
Republic Services, Inc.	828	66,555
Ross Stores, Inc.	272	25,323
Simon Property Group, Inc. REIT	722	131,556
Starbucks Corp.	727	54,045
Synchrony Financial	285	9,092
Synovus Financial Corp.	244	8,384
Sysco Corp.	933	62,287
Target Corp.	193	15,490
Texas Instruments, Inc.	182	19,305
The Allstate Corp.	271	25,523
The Boeing Co.	44	16,782
The Estee Lauder Cos., Inc., Class A	54	8,940
The Hershey Co.	85	9,761
The Home Depot, Inc.	111	21,300
The Macerich Co. REIT	1,399	60,647
The Procter & Gamble Co.	779	81,055
The TJX Cos., Inc.	1,050	55,870
The Toro Co.	154	10,601
Thermo Fisher Scientific, Inc.	204	55,839
Tyson Foods, Inc., Class A	138	9,581
Union Pacific Corp.	950	158,840
UnitedHealth Group, Inc.	181	44,754
Verizon Communications, Inc.	126	7,450
Visa, Inc., Class A	258	40,297
Vulcan Materials Co.	350	41,440
Walgreens Boots Alliance, Inc.	162	10,250
Walmart, Inc.	205	19,994
Waste Connections, Inc.	199	17,629
Waste Management, Inc.	656	68,165
Waters Corp. (*)	89	22,402
Weyerhaeuser Co. REIT	2,221	58,501
WW Grainger, Inc.	52	15,648
Zoetis, Inc.	90	9,060
		4,270,016
Total Common Stocks (Cost $8,958,442)		9,620,289

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)
Exchange-Traded Funds | 2.0%
SPDR Gold Shares (*),(Δ) (Cost $335,083)		2,824	$344,556
Foreign Government Obligations | 8.2%
Australia | 0.3%
Australia Government Bonds, 3.000%, 09/20/25	AUD	46	47,113
Canada | 0.4%
Canadian Government Real Return Bonds, 2.000%, 12/01/41	CAD	74	73,799
Denmark | 0.7%
Denmark Inflation Linked Government Bonds, 0.100%, 11/15/23	DKK	798	129,126
France | 1.2%
Government of France, 1.850%, 07/25/27	EUR	147	207,877
Italy | 1.3%
Italy Buoni Poliennali Del Tesoro:
0.100%, 05/15/22	EUR	129	144,697
2.350%, 09/15/24	EUR	67	80,842
			225,539
New Zealand | 0.9%
New Zealand Government Bonds, 3.000%, 09/20/30	NZD	175	156,735
Spain | 1.3%
Spain Government Inflation Linked Bonds:
0.300%, 11/30/21	EUR	119	140,267
1.800%, 11/30/24	EUR	69	89,412
			229,679
Sweden | 0.2%
Sweden Inflation Linked Bonds, 3.500%, 12/01/28	SEK	190	40,191
United Kingdom | 1.9%
United Kingdom Gilt Inflation Linked:
1.875%, 11/22/22	GBP	124	189,588
0.750%, 03/22/34	GBP	71	139,230
			328,818
Total Foreign Government Obligations (Cost $1,373,053)			1,438,877
Description		Principal Amount (000)	Fair Value
US Treasury Securities | 14.1%
Treasury Inflation Protected Security:
0.125%, 04/15/20	USD	785	$780,946
1.125%, 01/15/21	USD	871	882,192
2.375%, 01/15/25	USD	223	247,708
2.500%, 01/15/29	USD	477	565,741
Total US Treasury Securities (Cost $2,478,678)			2,476,587

Description		Shares	Fair Value
Short-Term Investments | 19.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Δ) (Cost $3,457,487)		3,457,487	$3,457,487
Total Investments | 98.7% (Cost $16,602,743) (»)			$17,337,796
Cash and Other Assets in Excess of Liabilities | 1.3%			231,812
Net Assets | 100.0%			$17,569,608

Lazard Real Assets and Pricing Opportunities Portfolio (•) (continued)

Forward Currency Contracts open at March 31, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	22,804	USD	16,122	HSB	05/15/19	$90	$—
AUD	113,036	USD	80,382	SSB	06/28/19	41	—
JPY	4,364,268	USD	39,835	CIT	05/15/19	—	265
JPY	4,376,175	USD	39,940	HSB	05/15/19	—	262
USD	61,249	AUD	86,635	HSB	05/15/19	—	343
USD	418,562	AUD	589,685	SSB	06/28/19	—	987
USD	24,282	CAD	32,232	CIT	05/15/19	129	—
USD	1,281	CAD	1,703	CIT	06/28/19	3	—
USD	31,567	CAD	41,974	CIT	06/28/19	80	—
USD	46,654	CAD	61,920	HSB	05/15/19	255	—
USD	132,780	DKK	870,195	CIT	05/15/19	1,388	—
USD	911,968	EUR	794,563	CIT	06/28/19	13,227	—
USD	685,984	EUR	595,426	HSB	04/10/19	16,955	—
USD	538,814	EUR	469,569	SSB	06/28/19	7,679	—
USD	87,932	GBP	68,061	CIT	05/15/19	—	945
USD	229,635	GBP	177,757	HSB	05/15/19	—	2,488
USD	649,892	GBP	491,393	SSB	06/28/19	6,807	—
USD	31,329	HKD	245,262	SSB	06/28/19	5	—
USD	78,800	JPY	8,675,840	JPM	05/15/19	138	—
USD	732	MXN	14,304	HSB	05/15/19	—	—
USD	136,280	NZD	201,938	CIT	05/15/19	—	1,554
USD	10,604	NZD	15,710	HSB	05/15/19	—	119
USD	52,497	SEK	483,252	HSB	05/15/19	229	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$47,026	$6,963

Futures Contracts open at March 31, 2019 (Δ):

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation
Low Sulphur Gasoil	1	$100	05/10/2019	$58,204	$60,725	$2,521	$—
Natural Gas	6	60,000	06/26/2019	175,911	166,320	—	9,591
Total gross unrealized appreciation/depreciation on Futures Contracts						$2,521	$9,591

Total Return Swap Agreements open at March 31, 2019 (Δ):

Pay	Currency	Counterparty	Notional Amount	Expiration Date	Receive	Payment Frequency	Unrealized Depreciation
0.00%	USD	GSC	$3,081,433	10/24/19	Appreciation, and dividends paid, on commodities in a custom momentum basket	Upon Maturity	$106,352

The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of March 31, 2019:

Commodity Exposure Expressed as
Commodity	a Percentage of Notional Amount
Aluminum	5.48%
Bean Oil	1.92
Brent Crude	11.81
Coffee	1.41
Copper	10.91
Corn	6.27
Cotton	2.71
Crude Oil	12.85
Gasoline (RBOB)	3.34
Gold	2.09
Heating Oil	3.68
Kansas Wheat	0.75
Lean Hogs	4.37
Live Cattle	4.30
Natural Gas	4.11
Nickel	2.71
Silver	3.12
Soy Meal	2.17
Soybeans	6.58
Sugar	2.51
Wheat	2.84
Zinc	4.07
Total	100.00%

The Lazard Funds, Inc. Notes to Portfolios of Investments March 31, 2019 (unaudited)

(*)	Non-income producing security.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2019, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity Advantage	0.8%
Emerging Markets Debt	10.1%
Global Fixed Income	1.1%
US Corporate Income	44.6%
Emerging Markets Income	4.5%
Enhanced Opportunities	21.9%
Explorer Total Return	18.3%
Global Dynamic Multi Asset	1.2%

(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.
(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at March 31, 2019 which may step up at a future date.
(«)	Issue in default.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2019.
(¶)	Date shown is the next perpetual call date.
(•)	Lazard Real Assets and Pricing Opportunities Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(Δ)	The security is owned by Lazard Real Assets and Pricing Opportunities Portfolio, Ltd., a wholly-owned subsidiary of the Portfolio.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(^)	The Investment Company Act of 1940 defines “affiliated persons” to include a portfolio company in which a portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Emerging Markets Equity Portfolio for the period ended March 31, 2019 were as follows:

Non-Controlled Affiliates	Number of Shares Held at December 31, 2018	Gross Additions	Gross Reductions	Number of Shares Held at March 31, 2019	Fair Value at March 31, 2019	Investment Income	Realized Gain (Loss)
Imperial Logistics, Ltd.	7,191,474	–	(1,392,338)	5,799,136	$24,086,469	$485,533	$(1,751,173)
Weichai Power Co., Ltd., Class H	118,270,288	–	(4,192,000)	114,078,288	182,551,405	–	1,082,645
Total Affiliated Securities (Fair Value is 2.25% of Net Assets)					$206,637,874	$485,533	$(668,528)

Security Abbreviations:
ADR	- American Depositary Receipt	NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B
BBSW	- Bank Bill Swap Reference Rate	NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F
ETF	- Exchange-Traded Fund	NVDR	- Non-Voting Depository Receipt
GDR	- Global Depositary Receipt	PJSC	- Public Joint Stock Company
JSC	- Joint Stock Company	REIT	- Real Estate Investment Trust
LIBOR	- London Interbank Offered Rate

Currency Abbreviations:
ARS	- Argentine Peso	JPY	- Japanese Yen
AUD	- Australian Dollar	KRW	- South Korean Won
BRL	- Brazilian Real	KZT	- Kazakhstan Tenge
CAD	- Canadian Dollar	MXN	- Mexican New Peso
CHF	- Swiss Franc	MYR	- Malaysian Ringgit
CLP	- Chilean Peso	NOK	- Norwegian Krone
CNH	- Chinese Yuan Renminbi	NZD	- New Zealand Dollar
CNY	- Chinese Renminbi	PEN	- Peruvian Nuevo Sol
COP	- Colombian Peso	PHP	- Philippine Peso
CZK	- Czech Koruna	PLN	- Polish Zloty
DKK	- Danish Krone	RON	- New Romanian Leu
DOP	- Dominican Republic Peso	RUB	- Russian Ruble
EGP	- Egyptian Pound	SEK	- Swedish Krona

EUR	- Euro	SGD	- Singapore Dollar
GBP	- British Pound Sterling	THB	- Thai Baht
GHS	- Ghanaian Cedi	TRY	- New Turkish Lira
HKD	- Hong Kong Dollar	TWD	- Taiwan Dollar
HUF	- Hungarian Forint	USD	- United States Dollar
IDR	- Indonesian Rupiah	UYU	- Uruguayan Peso
ILS	- Israeli Shekel	ZAR	- South African Rand
INR	- Indian Rupee

Counterparty Abbreviations:
BNP	- BNP Paribas SA	JPM	- JPMorgan Chase Bank NA
BOA	- Bank of America NA	JPMS	- JPMorgan Securities, Inc.
BRC	- Barclays Bank PLC	MEL	- The Bank of New York Mellon Corp.
CAN	- Canadian Imperial Bank of Commerce	RBC	- Royal Bank of Canada
CIT	- Citibank NA	SCB	- Standard Chartered Bank
GSC	- Goldman Sachs International	SSB	- State Street Bank and Trust Co.
HSB	- HSBC Bank USA NA	UBS	- UBS AG

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio
Industry*
Air Freight & Logistics	1.2%	—%	0.1%	1.5%	0.3%	—%
Airlines	—	1.1	1.3	—	—	—
Auto Components	—	0.7	0.4	0.9	1.3	—
Automobiles	—	1.1	0.6	0.9	3.3	—
Banks	24.7	20.7	16.0	23.6	24.7	—
Beverages	0.8	0.7	0.7	1.2	1.1	5.0
Biotechnology	—	—	0.1	—	—	—
Building Products	—	—	0.3	—	—	—
Capital Markets	—	—	1.8	—	—	—
Chemicals	—	4.7	2.0	1.2	0.1	—
Commercial Services & Suppliers	—	—	0.1	0.4	—	7.1
Construction & Engineering	1.5	—	0.8	1.2	—	—
Construction Materials	0.8	1.8	0.9	1.2	3.5	—
Consumer Finance	1.7	—	0.2	0.1	—	—
Containers & Packaging	—	—	—	0.2	—	—
Diversified Consumer Services	1.7	1.5	0.4	0.8	—	4.7
Diversified Financial Services	—	1.6	0.6	0.4	—	—
Diversified Telecommunication Services	—	2.0	2.8	0.9	1.6	—
Electric Utilities	—	—	1.2	—	—	—
Electrical Equipment	2.6	—	0.1	1.2	—	—
Electronic Equipment, Instruments & Components	3.3	1.6	1.8	3.9	1.7	4.5
Energy Equipment & Services	—	0.6	—	—	—	—
Entertainment	3.1	2.3	0.4	3.9	2.7	—
Food & Staples Retailing	—	—	1.7	—	1.9	—
Food Products	—	0.8	2.3	0.5	—	—
Gas Utilities	1.9	—	1.4	1.5	1.0	—
Health Care Equipment & Supplies	—	—	0.4	0.3	—	2.0
Health Care Providers & Services	2.9	0.6	0.4	—	0.7	19.7
Health Care Technology	—	—	—	—	—	—
Hotels, Restaurants & Leisure	0.7	—	0.7	1.1	—	6.1
Household Durables	2.0	2.2	0.2	1.5	1.4	—
Household Products	—	—	0.5	0.7	0.8	—
Industrial Conglomerates	—	0.9	1.2	0.8	1.8	—
Insurance	2.4	5.1	2.8	2.3	2.8	—
Interactive Media & Services	14.0	7.6	5.4	6.7	1.1	1.2
Internet & Direct Marketing Retail	3.3	6.3	4.7	2.2	—	—
IT Services	0.8	1.3	3.0	3.5	4.6	1.1
Life Sciences Tools & Services	0.4	0.4	—	—	—	—
Machinery	2.8	—	0.7	1.2	2.0	—
Media	—	—	0.3	0.7	—	10.0
Metals & Mining	4.0	4.9	3.6	2.0	2.4	—
Multiline Retail	—	—	1.0	—	0.6	—
Multi-Utilities	—	—	—	—	—	2.9
Oil, Gas & Consumable Fuels	7.4	7.7	7.3	7.2	10.7	—
Paper & Forest Products	0.9	1.3	0.6	0.6	—	—
Personal Products	—	1.6	0.5	—	1.2	—
Pharmaceuticals	—	—	2.1	1.0	—	—
Professional Services	—	—	—	—	—	7.9
Real Estate Management & Development	—	0.4	2.4	0.3	—	—
Road & Rail	—	1.1	—	0.3	—	2.1

Semiconductors & Semiconductor Equipment	4.9	7.4	6.3	6.7	7.6	2.6
Software	—	—	—	—	—	8.3
Specialty Retail	0.7	—	1.0	1.0	0.4	1.9
Technology Hardware, Storage & Peripherals	3.6	5.1	5.4	3.9	5.4	—
Textiles, Apparel & Luxury Goods	0.9	1.4	1.8	1.4	—	3.9
Thrifts & Mortgage Finance	—	—	—	—	—	—
Tobacco	—	—	0.6	0.6	1.7	—
Trading Companies & Distributors	—	0.6	0.3	0.4	—	—
Transportation Infrastructure	—	1.2	0.9	0.8	1.1	4.5
Water Utilities	2.2	—	0.2	1.7	—	2.8
Wireless Telecommunication Services	—	0.9	1.3	3.2	7.2	—
Subtotal	97.2	99.2	93.6	97.6	96.7	98.3
Short-Term Investments	1.5	1.1	3.0	2.4	0.8	2.0
Total Investments	98.7%	100.3%	96.6%	100%	97.5%	100.3%

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio
Industry*
Aerospace & Defense	0.9%	—%	3.6%
Airlines	—	—	0.7
Automobiles	—	—	0.9
Banks	7.2	—	6.2
Beverages	8.4	—	4.3
Biotechnology	1.6	—	2.3
Building Products	0.8	—	—
Capital Markets	4.5	—	7.2
Chemicals	1.8	—	—
Communications Equipment	2.9	—	—
Construction & Engineering	—	4.5	—
Electric Utilities	—	15.6	—
Electrical Equipment	2.6	—	—
Electronic Equipment, Instruments & Components	1.1	—	0.5
Energy Equipment & Services	0.9	—	0.8
Entertainment	1.3	—	5.8
Gas Utilities	—	3.0	—
Health Care Equipment & Supplies	1.5	—	4.9
Health Care Providers & Services	—	—	1.0
Hotels, Restaurants & Leisure	4.1	—	—
Household Durables	—	—	1.0
Household Products	1.5	—	—
Industrial Conglomerates	1.8	—	—
Insurance	7.2	—	8.0
Interactive Media & Services	4.3	—	6.8
Internet & Direct Marketing Retail	2.6	—	6.2
IT Services	4.1	—	8.1
Leisure Products	1.1	—	—
Life Sciences Tools & Services	5.3	—	3.0
Machinery	1.8	—	1.7
Media	—	6.8	1.9
Metals & Mining	—	—	1.1
Multiline Retail	1.2	—	—
Multi-Utilities	—	13.2	—
Oil, Gas & Consumable Fuels	—	4.8	2.5
Personal Products	3.2	—	0.9
Pharmaceuticals	6.1	—	5.1
Professional Services	5.5	—	3.2
Real Estate Management & Development	1.1	—	—
Road & Rail	1.7	15.9	1.5
Semiconductors & Semiconductor Equipment	1.9	—	—
Software	2.8	—	4.8
Specialty Retail	1.2	—	—
Textiles, Apparel & Luxury Goods	0.8	—	1.1
Thrifts & Mortgage Finance	0.8	—	—
Trading Companies & Distributors	0.8	—	3.1
Transportation Infrastructure	—	19.0	—
Water Utilities	—	11.7	—
Subtotal	96.4	94.5	98.2
Short-Term Investments	3.2	4.0	2.3
Total Investments	99.6%	98.5%	100.5%

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard International Equity Advantage Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio
Industry*
Aerospace & Defense	1.4%	7.2%	2.2%	2.6%	—%	5.5%
Air Freight & Logistics	—	—	—	—	1.9	—
Airlines	2.0	—	1.3	1.1	—	1.2
Auto Components	1.6	—	1.0	1.2	1.9	—
Automobiles	2.5	4.2	2.7	2.4	—	3.4
Banks	7.7	6.1	8.7	9.2	1.1	8.1
Beverages	0.5	4.2	5.4	3.7	2.5	6.3
Biotechnology	1.7	—	—	0.6	—	1.2
Building Products	0.4	—	2.2	2.3	2.6	1.7
Capital Markets	1.9	—	0.4	—	5.7	3.0
Chemicals	3.0	—	4.1	0.8	0.8	—
Commercial Services & Suppliers	0.1	—	—	—	2.7	—
Communications Equipment	—	—	—	—	1.1	—
Construction & Engineering	1.4	—	1.7	1.5	—	—
Consumer Finance	0.1	—	—	—	—	1.5
Containers & Packaging	0.3	2.6	1.0	—	—	—
Diversified Consumer Services	—	—	—	—	0.6	—
Diversified Financial Services	1.2	—	—	—	3.9	0.7
Diversified Telecommunication Services	1.8	—	2.1	2.5	2.1	—
Electric Utilities	3.3	—	1.5	1.2	—	0.9
Electrical Equipment	—	—	—	—	0.9	—
Electronic Equipment, Instruments & Components	0.7	2.9	—	—	6.0	1.5
Energy Equipment & Services	—	—	—	—	1.9	—
Equity Real Estate Investment Trusts (REITs)	0.6	—	—	—	0.8	—
Entertainment	1.3	3.5	3.5	2.9	1.5	6.4
Food & Staples Retailing	1.5	—	—	—	2.2	—
Food Products	4.0	—	—	—	—	—
Health Care Equipment & Supplies	0.3	5.2	2.6	3.6	—	2.3
Health Care Providers & Services	0.7	—	0.7	—	1.4	—
Health Care Technology	—	—	—	—	1.1	—
Hotels, Restaurants & Leisure	2.0	4.7	2.4	2.3	3.3	1.4
Household Durables	0.3	4.1	0.5	—	2.2	—
Industrial Conglomerates	0.5	—	—	—	1.5	—
Insurance	6.5	12.4	8.9	11.5	—	10.0
Interactive Media & Services	0.6	6.2	—	5.4	3.4	1.0
Internet & Direct Marketing Retail	—	—	—	—	—	1.6
IT Services	1.3	5.1	2.0	3.3	4.7	3.0
Leisure Products	0.1	—	1.0	—	—	1.0
Life Sciences Tools & Services	0.1	—	—	—	1.6	—
Machinery	4.3	1.8	3.0	3.0	6.8	5.1
Media	—	—	1.2	—	2.9	2.8
Metals & Mining	3.9	—	1.4	1.6	1.5	2.4
Multiline Retail	0.2	—	1.4	1.2	—	1.0
Multi-Utilities	0.9	—	—	—	—	—
Oil, Gas & Consumable Fuels	7.0	8.5	6.5	6.5	—	4.1
Paper & Forest Products	0.1	—	—	—	—	—
Personal Products	3.2	—	3.6	3.2	—	2.1
Pharmaceuticals	9.1	2.0	6.2	4.9	4.1	4.3
Professional Services	1.3	—	4.1	4.2	4.6	4.5
Real Estate Management & Development	3.7	—	3.1	1.6	9.2	2.0
Road & Rail	1.7	—	1.1	1.2	—	—

Semiconductors & Semiconductor Equipment	2.1	—	—	1.3	—	—
Software	1.1	5.4	3.2	3.1	2.1	—
Specialty Retail	1.1	—	—	0.5	2.1	—
Technology Hardware, Storage & Peripherals	0.9	2.9	0.9	1.2	—	—
Textiles, Apparel & Luxury Goods	2.8	—	—	0.7	1.9	—
Thrifts & Mortgage Finance	—	—	—	—	—	1.1
Tobacco	2.0	—	—	—	—	1.1
Trading Companies & Distributors	0.9	—	2.2	1.1	2.4	2.0
Water Utilities	—	—	—	0.7	0.9	—
Wireless Telecommunication Services	2.1	2.6	1.1	1.0	—	1.0
Subtotal	99.8	91.6	94.9	95.1	97.9	95.2
Short-Term Investments	0.6	9.4	5.1	4.6	1.8	4.3
Total Investments	100.4%	101.0%	100.0%	99.7%	99.7%	99.5%

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Managed Equity Volatility Portfolio	Lazard Emerging Markets Debt Portfolio
Industry*
Aerospace & Defense	1.4%	—%
Airlines	1.6	—
Banks	4.5	1.1
Beverages	1.6	—
Biotechnology	1.5	—
Capital Markets	2.6	—
Chemicals	0.3	—
Commercial Services & Suppliers	2.6	—
Communications Equipment	0.7	0.1
Construction & Engineering	0.6	—
Consumer Finance	0.2	—
Distributors	0.3	—
Diversified Consumer Services	0.4	—
Diversified Financial Services	0.1	—
Diversified Telecommunication Services	3.4	0.1
Electric Utilities	5.7	1.5
Electronic Equipment, Instruments & Components	1.0	—
Equity Real Estate Investment Trusts (REITs)	3.5	—
Entertainment	0.5	—
Food & Staples Retailing	3.6	—
Food Products	3.0	—
Gas Utilities	1.6	—
Health Care Equipment & Supplies	0.4	—
Health Care Providers & Services	1.5	—
Hotels, Restaurants & Leisure	4.5	—
Household Products	3.0	—
Independent Power & Renewable Electricity Producers	0.2	0.4
Industrial Conglomerates	1.0	—
Insurance	5.5	—
Interactive Media & Services	0.3	—
Internet & Direct Marketing Retail	0.2	—
IT Services	4.0	—
Leisure Products	0.5	—
Life Sciences Tools & Services	0.4	—
Machinery	1.3	—
Media	0.3	—
Metals & Mining	2.9	0.9
Multi-Utilities	2.6	—
Oil, Gas & Consumable Fuels	2.1	1.2
Personal Products	1.8	—
Pharmaceuticals	7.5	—
Professional Services	0.2	—
Real Estate Management & Development	1.9	—
Road & Rail	0.9	—
Semiconductors & Semiconductor Equipment	1.0	—
Software	1.1	—
Specialty Retail	3.8	—
Technology Hardware, Storage & Peripherals	0.5	—

Textiles, Apparel & Luxury Goods	2.0	—
Thrifts & Mortgage Finance	—	0.1
Tobacco	1.2	—
Trading Companies & Distributors	0.6	—
Wireless Telecommunication Services	2.6	0.5
Subtotal	96.5	5.9
Foreign Government Obligations	—	89.8
Supranational Bonds	—	0.9
Short-Term Investments	3.4	1.7
Total Investments	99.9%	98.3%

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

	Lazard Explorer Total Return Portfolio	Lazard Global Dynamic Multi-Asset Portfolio
Industry*
Aerospace & Defense	—%	1.0%
Airlines	—	0.6
Auto Components	—	0.3
Automobiles	—	0.5
Banks	1.3	6.6
Beverages	—	2.8
Biotechnology	—	0.9
Building Products	—	0.2
Capital Markets	0.2	2.3
Chemicals	0.3	0.8
Commercial Services & Suppliers	—	1.1
Communications Equipment	0.9	0.9
Construction & Engineering	—	0.3
Consumer Finance	—	0.3
Distributors	—	0.1
Diversified Consumer Services	—	0.1
Diversified Financial Services	0.6	1.0
Diversified Telecommunication Services	0.8	1.7
Electric Utilities	3.8	2.2
Electrical Equipment	—	1.0
Electronic Equipment, Instruments & Components	—	0.6
Energy Equipment & Services	0.5	0.2
Equity Real Estate Investment Trusts (REITs)	—	1.4
Entertainment	—	0.7
Food & Staples Retailing	0.4	1.0
Food Products	—	1.0
Gas Utilities	—	0.5
Health Care Equipment & Supplies	—	0.6
Health Care Providers & Services	—	1.2
Health Care Technology	—	0.1
Hotels, Restaurants & Leisure	—	2.4
Household Products	—	1.2
Independent Power & Renewable Electricity Producers	1.5	0.1
Industrial Conglomerates	—	0.7
Insurance	0.2	3.4
Interactive Media & Services	—	1.0
Internet & Direct Marketing Retail	—	0.8
IT Services	—	2.8
Leisure Products	—	0.4
Life Sciences Tools & Services	—	1.4
Machinery	—	1.2
Media	0.3	0.5
Metals & Mining	4.2	1.1
Multiline Retail	—	0.3
Multi-Utilities	—	0.9
Oil, Gas & Consumable Fuels	3.3	2.1
Personal Products	—	1.8
Pharmaceuticals	—	4.7
Professional Services	—	1.4
Real Estate Management & Development	—	1.1

Road & Rail	—	0.9
Semiconductors & Semiconductor Equipment	—	1.4
Software	—	2.3
Specialty Retail	—	2.0
Technology Hardware, Storage & Peripherals	—	1.0
Textiles, Apparel & Luxury Goods	—	1.3
Thrifts & Mortgage Finance	—	—
Tobacco	—	0.4
Trading Companies & Distributors	—	0.8
Wireless Telecommunication Services	1.8	1.1
Subtotal	20.1	72.5
Foreign Government Obligations	67.9	13.4
Purchased Options	0.2
Supranational Bonds	—	3.1
Municipal Bonds	—	0.8
US Government Securities		0.5
US Treasury Securities	—	4.9
Short-Term Investments	11.3	4.8
Total Investments	99.5%	100.0%

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Lazard Real Assets and Pricing Opportunities Portfolio
Industry*
Aerospace & Defense	0.7%
Airlines	0.3
Auto Components	0.2
Banks	1.3
Biotechnology	0.3
Capital Markets	0.6
Chemicals	0.5
Commercial Services & Suppliers	1.0
Communications Equipment	0.2
Construction & Engineering	0.9
Construction Materials	0.2
Consumer Finance	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Diversified Telecommunication Services	0.4
Electric Utilities	3.7
Equity Real Estate Investment Trusts (REITs)	10.8
Food & Staples Retailing	1.4
Food Products	0.4
Gas Utilities	0.8
Health Care Providers & Services	0.6
Hotels, Restaurants & Leisure	1.1
Household Products	0.8
Independent Power & Renewable Electricity Producers	0.3
Industrial Conglomerates	0.1
Insurance	1.4
IT Services	0.7
Life Sciences Tools & Services	0.9
Machinery	0.1
Media	1.4
Metals & Mining	0.8
Multiline Retail	0.2
Multi-Utilities	2.1
Oil, Gas & Consumable Fuels	1.4
Personal Products	0.4
Pharmaceuticals	1.5
Professional Services	0.1
Real Estate Management & Development	4.6
Road & Rail	3.7
Semiconductors & Semiconductor Equipment	0.4
Specialty Retail	0.8
Technology Hardware, Storage & Peripherals	0.2
Textiles, Apparel & Luxury Goods	0.1
Tobacco	0.4
Trading Companies & Distributors	0.5
Transportation Infrastructure	3.3
Water Utilities	2.5
Wireless Telecommunication Services	0.3

Subtotal	54.7
Exchange Traded	2.0
Foreign Government Obligations	8.2
US Treasury Securities	14.1
Short-Term Investments	19.7
Total Investments	98.7%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country (concluded):

	Lazard Enhanced Opportunities Portfolio
Industry†	Long	Short
Aerospace & Defense	0.3%	-%
Air Freight & Logistics	2.5	-1.2
Banks	0.9	0.0
Biotechnology	12.3	-6.1
Building Prodcuts	1.0	-0.3
Capital Markets	1.3	-0.7
Chemicals	0.1	-
Commercial Services & Supplies	1.3	-0.7
Communications Equipment	1.8	-0.5
Construction & Engineering	1.0	-0.4
Construction Materials	3.6	-
Consumer Finance	8.1	-1.6
Diversified Consumer Services	2.0	-1.6
Diversified Financial Services	1.9	0.0
Diversified Telecommunication Services	0.3	-0.2
Electronic Equipment, Instruments & Components	4.7	-2.2
Energy Equipment & Services	2.7	-0.7
Entertainment	4.7	-3.6
Equity Real Estate Investment Trusts (REITs)	9.1	-6.7
Health Care Equipment & Supplies	1.1	-0.6
Health Care Technology	4.7	-1.1
Hotels, Restaurants & Leisure	3.2	-1.2
Independent Power & Renewable Electricity Producers	1.5	-0.5
Interactive Media & Services	3.3	-0.8
Internet & Direct Marketing Retail	3.5	-2.2
IT Services	13.1	-9.2
Machinery	2.2	-0.3
Media	4.2	-
Metals & Mining	4.3	-2.4
Mortgage Real Estate Investment Trusts (REITs)	0.8	-0.4
Oil, Gas & Consumable Fuels	6.3	-1.7
Personal Products	1.1	-0.6
Pharmaceuticals	10.9	-5.0
Professional Services	1.1	-0.2
Real Estate Management & Development	1.6	-0.3
Semiconductors & Semiconductor Equipment	5.1	-2.4
Software	12.9	-6.6
Specialty Retail	0.4	-0.1
Technology Hardware, Storage & Peripherals	2.5	-0.7
Wireless Telecommunications Services	1.4	-0.4
Subtotal	144.8	-63.2
Exchange-Traded Funds	0.1	-7.9
Short-Term Investments	26.6	-
Total Investments	171.5%	-71.1%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about The Lazard Funds, Inc.’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a)    The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 24, 2019

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 24, 2019